SUMMARY PROSPECTUS FOR NEW INVESTORS

AUL AMERICAN UNIT TRUST
Group Variable Annuity Contracts

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American United Life Insurance Company®
One American Square Indianapolis, Indiana 46206-0368
(800) 249-6269 — www.oneamerica.com

The Date of this Summary Prospectus is May 1, 2025.

This Summary Prospectus summarizes key features of the group variable annuity contracts ("Contracts") offered by American United Life Insurance Company® ("AUL" or the "Company").

Before you invest, you should also review the prospectus for the Contract, which contains more information about the Contract's features, benefits, and risks. You can find this document and other information about the Contract online at www.oneamerica.com/prospectuses. You can also obtain this information at no cost by calling (800) 249-6269 or by sending an email request to investments.rs@oneamerica.com.

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YOU MAY CANCEL YOUR POLICY WITHIN TEN DAYS WITHOUT PAYING FEES OR PENALTIES

This cancellation period may be longer depending on state law and whether the Policy was purchased to replace another life insurance policy. In most states, upon cancellation, we will refund the premiums paid. You should review the Statutory Prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.

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Additional information about certain investment products, including variable life insurance policies, has been prepared by the Securities and Exchange Commission's staff and is available at Investor.gov.

The Securities and Exchange Commission has not approved or disapproved the contract or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

DEFINTIONS OF TERMS

Various terms commonly used in this Summary Prospectus are defined as follows:

Account Date – The date on which a Participant's initial Contribution is credited to a Participant's Account and on which AUL begins to determine account values. It is the date used to determine account years and account anniversaries.

Accumulation Period – The period commencing on a Participant's Account Date and terminating when the Participant's Account is closed, either through withdrawal, annuitization, payment of charges, payment of the death benefit, or a combination thereof.

Accumulation Unit – A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

Annuitant – The person or persons upon whose life or lives Annuity payments depend.

Annuity – A series of payments made by AUL to an Annuitant or Beneficiary during the period specified in the Annuity Option.

Annuity Commencement Date – The first day of any month in which an Annuity begins under a contract, which shall not be later than the required beginning date under applicable federal requirements.

Annuity Options – Options under a contract that prescribe the provisions under which a series of Annuity payments are made.

Annuity Period – The period during which Annuity payments are made.

AUL – American United Life Insurance Company®

Beneficiary – The person having the right to the death benefit, if any, payable upon the death of a Participant, an Annuitant or another Beneficiary.

Benefit Responsive – Certain types of contracts in which withdrawal charges are not applied for payment of benefits associated with retirement, death, disability, certain terminations of employment, unforeseeable emergency, hardship, loans, required minimum distribution under the Internal Revenue Code, or long-term care facility and terminal illness benefit riders.

Business Day – A day on which AUL's Home Office, Voya and the New York Stock Exchange are customarily open for business.

Contract Date – The date shown as the Contract Date in a contract. It will not be later than the date any Contribution is accepted under a contract, and it is the date used to determine Contract Years and contract anniversaries.

Contract Owner Account – Any account of a contract owner, participant, annuitant, or beneficiary to which (net) purchase payments under a variable annuity contract are added and from which administrative or transaction charges may be subtracted.

Contract Year – A period beginning with one contract anniversary, or, in the case of the first Contract Year, beginning on the Contract Date, and ending the day before the next contract anniversary. The first Contract Year may, at the request of the Owner, be less than twelve (12) months so that the Contract Year will coincide with the Owner's accounting year. Thereafter, each Contract Year will consist of a twelve (12) month period, unless a change in the Owner's accounting year is made.

Contributions – Any amount deposited under a contract by a Participant or by an Owner or other duly authorized entity on behalf of a Participant under a 403(b) Program, a 408 or 408A Program, an Employee Benefit Plan, or a 457 or 409A Program. Depending on the type of contract, Contributions may be made on a recurring basis or on a single-premium basis.

Depositor – American United Life Insurance Company is the Depositor for contracts and is primarily responsible for the organization of the Registrant and the person, other than the trustee or custodian, who has continuing functions or responsibilities for the administration of the affairs of the Registrant, including establishing and maintaining the separate account.

Employee Benefit Plan – A pension or profit-sharing plan established by an Employer for the benefit of its employees, and which is qualified under Section 401 of the Internal Revenue Code. This term also includes Health Savings Accounts, Health Reimbursement Arrangements, and other post-employment benefit plans discussed on page seven (7).

Employer – An Employer, such as a tax-exempt or public-school organization, with respect to which a contract has been entered into for the benefit of its employees. In some cases, a trustee or custodian may act as the Owner for Participants. In this case, certain rights usually reserved to the Employer will be exercised either directly by the employees or through such trustee or custodian, who will act as the agent of such employees.

Employer Sponsored 403(b) Program – A 403(b) Program funded with a contract that allows the Owner to terminate the contract and transfer the contract assets to another funding medium.

DEFINTIONS OF TERMS (continued)

Fixed Interest Account ("FIA") – An account that is part of AUL's General Account in which all or a portion of a Participant's Account Value may be held for accumulation at fixed rates of interest paid by AUL. The FIA may not be available under all contracts.

Funds – A diversified, open-end management investment company in which the Registrant invests and may be selected as an option by the Contract Owner.

General Account – All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

Home Office – The Annuity Service Office at AUL's principal business office, One American Square, Indianapolis, Indiana 46206-0368.

Investment Account – One or more of the subdivisions of the Variable Account. Each Investment Account invests in a corresponding portfolio of a particular Fund. Not all of the Investment Accounts may be available under a particular contract and some of the Investment Accounts are not available for certain types of contracts.

IRS – Internal Revenue Service.

Owner – Also referenced herein as "Contract Owner", Employer, association, trust, or other entity entitled to the ownership rights under the contract and in whose name or names the contract is issued. A trustee, custodian, administrator, or other person performing similar functions may be designated to exercise an Owner's rights and responsibilities under certain contracts. The term "Owner," as used in this Summary Prospectus, shall include, where appropriate, such a trustee, custodian, administrator, or other person.

Participant – An eligible employee, member, or other person who is entitled to benefits under the Plan or retirement program as determined and reported to us by the Owner or other duly authorized entity.

Participant's Account – An account established for each Participant. In some contracts, Participants' Accounts are not maintained.

Participant's Account Value – The current value of a Participant's Account under a contract, which is equal to the sum of a Participant's Fixed Interest Account Value, Stable Value Account Value and Variable Account Value. When the account is established, it is equal to the initial Contribution, and thereafter will reflect the net result of Contributions, investment performance, charges deducted, loans, and any withdrawals taken.

Participant's Fixed Interest Account Value – The total value of a Participant's interest in the FIA.

Participant's Variable Account Value – The total value of a Participant's interest in the Investment Accounts of the Variable Account.

Participant's Withdrawal Value – A Participant's Account Value minus the applicable withdrawal charge and minus the Participant's outstanding loan balances, if any, and any expense charges due thereon.

Plan – The retirement plan or other type of Employee Benefit Plan, in connection with which the contract is issued, and any subsequent amendment to such a plan.

Registrant – The term "Registrant" means the separate account (as defined in Section 2(a)(37) of the 1940 Act [15 U.S.C. 80a-2(a)(37)] which offers the variable annuity contracts. Throughout this Summary Prospectus, "Registrant" refers to AUL American Unit Trust.

Securities Act – The Securities Act of 1933 [15 U.S.C. 77a et seq.].

Stable Value Account ("SVA") – An account that is part of AUL's General Account in which all or a portion of a Participant's Account Value may be held for accumulation at fixed rates of interest paid by AUL. The SVA may not be available under all contracts.

Statement of Additional Information ("SAI") – This information is required by Part B of this Form.

Statutory Prospectus – A prospectus that satisfies the requirements of section 10(a) of the Securities Act [15 U.S.C. 77j(a)].

Summary Prospectus – A prospectus that satisfies the requirements by paragraph (a)(11) of rule 498A under the Securities Act [17 CFR 230.498A(a)(11)].

Valuation Date – Each date on which the Variable Account is valued, which currently includes each Business Day.

DEFINTIONS OF TERMS (continued)

Valuation Period – A period used in measuring the investment experience of each Investment Account of the Variable Account. The Valuation Period begins following the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Variable Account – The AUL American Unit Trust, which is a separate account of AUL, whose assets and liabilities are maintained separately from those of AUL's General Account.

Variable Annuity Contract or Contract – Any accumulation contract or annuity contract, any portion thereof, or any unit of interest participation therein pursuant to which the value of the contract, either during an accumulation period or after annuitization, or both, varies according to the investment experience of the separate account in which the contract participates. Unless the contract otherwise requires, the term refers to the variable annuity contracts being offered pursuant to the Registration Statement prepared on this Form.

Vested – A legally fixed immediate right of ownership.

Voya – Voya Financial, Inc. and Voya Retirement Insurance and Annuity Company.

We/Us – American United Life Insurace Company, Voya Financial, Inc., and Voya Retirement Insurance and Annuity Company.

403(b) Program – An arrangement by a public-school organization or a religious, charitable, educational, or scientific organization that is described in Section 501(c)(3) of the Internal Revenue Code under which employees are permitted to take advantage of the federal income tax deferral benefits provided in Section 403(b) of the Internal Revenue Code.

408 or 408A Program – A program of individual retirement annuities, including a traditional IRA, a Simplified Employee Pension, SIMPLE IRA, or Roth IRA established by an Employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.

457 or 409A Program – A 457 Program is a plan established by a unit of a state or local government or a tax-exempt organization (other than a church) under Section 457 of the Internal Revenue Code. A 409A Program is a deferred compensation plan that does not qualify as an eligible 457(b) deferred compensation plan.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals

If a Participant withdraws money from the contract within the first 10 years, he or she will be assessed a surrender charge. Maximum surrender charges are assessed as follows: 8% in years 1-5 and 4% in years 6-10. For example, if a Participant makes a withdrawal on a $100,000 Account Value in year 5, he or she will be assessed a surrender charge of $8,000. A withdrawal or surrender may also be subject to a withdrawal charge and a market value adjustment.

Charges and Deductions
Transaction Charges

In addition to surrender charges, you may also be charged for other transactions. Transaction charges include a Loan Initiation Fee of up to $100 per loan, a loan administration fee of up to $50 per loan annually, a service fee of up to $5 per transfer for non-electronic transfers between investment options, a Distribution Fee of up to $60 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump sum, and a fee of up to $100 for each Participant for whom an individual check is prepared upon contract termination. These charges are discussed in further detail in the Fee Table.

Expense Table; Charges and Deductions
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Expense Table; Charges and Deductions
	Annual Fee Base contract Investment options (Fund fees and expenses) Optional benefits available for an additional charge (for a single optional benefit, if elected)	Minimum 0% 0.02% 0%	Maximum 1.25% 6.24% 1.20%
Lowest and Highest Annual Cost Table*	Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.			Expense Table; Charges and Deductions
Lowest Annual Cost: $20
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Fund fees and expenses
• No optional benefits
• No sales charges
• No additional purchase payments, transfers or withdrawals	Highest Annual Cost: $8,690
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and Fund fees and expenses
• No sales charges
• No additional purchase payments, transfers or withdrawals

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in the contract, including loss of principal (your contributions).	Principal Risks of Investing in the Contract
Not a Short-Term Investment	This contract is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.
• Surrender Charges apply for up to 10 years from the Contract Date.
	• Tax deferral is more beneficial to investors with a long-time horizon.	Principal Risks of Investing in the Contract; Contract Charges and Fees

	RISKS	Location in Prospectus
Risks Associated with Investment Accounts	An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract (e.g. Funds), each investment option including the Fixed Interest Account and/or the Stable Value Account Investment option will have its own unique risks, and the investor should review these investment options before making an investment decision.
	You should review each Fund's prospectus before making an investment decision.	Principal Risks of Investing in the Contract
Insurance Company Risks

An investment in the contract is subject to the risk related to AUL, including that any obligations (including the Fixed Interest Account and/or the Stable Value Account investment option), guarantees, and benefits of the contract are subject to the claims-paying ability of AUL. If AUL experiences financial distress, it may not be able to meet its obligations to you. More information about AUL, including its financial strength ratings, is available upon request from AUL or by visiting https://www.oneamerica.com/about-us/who-we-are/strength-and-ratings.

Principal Risks of Investing in the Contract; AUL, the Separate Account and the General Account
	RESTRICTIONS	Location in Prospectus
Investments	• We reserve the right to limit the number of transfers or to restrict transfers from being made on consecutive Valuation Dates. The Maximum Number of Transfers in any Contract Year is 20.
• The contract limits the amount you can transfer from the Fixed Account within a Policy Year.
• A Participant may transfer part or all of the Participant's Fixed Interest Account Value (subject to the outstanding loan provision mentioned above) to one (1) or more of the available Investment Accounts during the Accumulation Period, provided, however, that if a Participant's FIA Value is $2,500 or more on the first (1st) day of a Contract Year, then amounts transferred from the FIA to an Investment Account during any given Contract Year cannot exceed 20 percent of the Participant's Fixed Interest Account Values as of the beginning of that Contract Year.
• All or a portion of the Participant's SVA Account Value may be transferred from the SVA. Contract Owner-directed transfers to and from the SVA are subject to AUL's approval.
	• We reserve the right to close, add, substitute or remove Investment Accounts as investment options under the contract. A Fund may also be merged into another Fund.	Transfer Fee Sub-Account Availability and Substitution of Funds Fixed Account; The Fixed Interest Account; The Stable Value Account
Optional Benefits

The optional benefits available to you are specific to your contract. Please review your contract for more details. The contracts offer several investment portfolio options, and these portfolios may change over time.

	TAXES	Location in Prospectus
Tax Implications	• You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.
• There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account ("IRA").
	• Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.	Tax Considerations

CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation	• Some investment professionals may receive compensation for selling the contract.
• Compensation can take the form of commissions on premiums paid.
• These investment professionals may have a financial incentive to offer or recommend the contract over another investment.	Charges and Deductions
Exchanges	• Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own.
• You should only exchange your contract if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing contract.	Charges and Deductions

OVERVIEW OF THE CONTRACT

Purpose of the Contracts

The group variable annuity contracts ("Contracts") described in this Summary Prospectus were generally designed by AUL for use with group retirement programs that qualify for favorable tax-deferred treatment as retirement programs under Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code. While variable annuities may provide a Contract Owner or a Participant with additional investment and insurance or annuity-related benefits when used in connection with such a tax-qualified program, any tax deferral is provided by the program or plan and not the annuity contract. A variable annuity contract presents a dynamic concept in retirement planning designed to give Employers and employees and other Participants in programs flexibility to attain their investment goals. A contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed annuity payments.

Additionally, a contract may be used to accept Contributions as a funding vehicle for a Plan Sponsor- provided: (1) Health Savings Account (HSA) established pursuant to Internal Revenue Code Section 223 that is used exclusively to reimburse incurred qualified medical expenses for "medical care" as defined in Code Section 213(d); (2) Health Reimbursement Arrangement (HRA) accident and health plan that is used exclusively to reimburse expenses incurred for such medical care; or (3) plan that is used to provide post-employment non-pension benefits (which may include unused sick and vacation leave time benefits or certain health care benefits) for former employees.

AUL offers several types of contracts that are described in this Summary Prospectus. Recurring Contribution Contracts are available for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code and also for use with HRA, HSA and other post-employment benefit ("OPEB") plans. AUL also offers single Contribution Contracts which are only available for use in connection with retirement programs that meet the requirements of Sections 403(b), 408 and 408A of the Internal Revenue Code.

Effective January 1, 2025, OneAmerica Financial Partners, Inc., an affiliate of AUL, closed on the previously announced sale of its full-service retirement plan business to Voya Financial, Inc. Upon the closing of the transaction, Voya and its affiliates assumed responsibility for the administration of the contracts.

Phases of the Contract

The contract exists in two separate phases: accumulation (savings) and annuitization (income).

During the Accumulation Period, the Owner or a Participant (depending on the contract) can allocate Contributions to the various Investment Accounts of the Variable Account or to the FIA or SVA. AUL will allocate Contributions designated to accumulate on a variable basis to the Variable Account. See the Section "Variable Account" in the Statutory Prospectus. The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one (1) of the Funds listed in the Appendix: Funds Available Under the Contract. Each of the Funds has different principal investment strategies, investment objectives and risks. An Owner or a Participant (depending on the contract) may allocate Contributions to one or more of the Investment Accounts available under a contract. A Participant's Account Value will increase or decrease in dollar value depending upon the investment performance of the corresponding Fund in which the Investment Account invests. These amounts are not guaranteed. The Owner or the Participant bears the investment risk for amounts allocated to an Investment Account of the Variable Account.

Additional information about the underlying Funds is available in Appendix: Funds Available Under the Contract.

An Owner or a Participant (depending on the contract) may allocate Contributions to the FIA or to the SVA, which are part of AUL's General Account. Amounts allocated to the FIA or to the SVA earn interest at rates periodically determined by AUL. The FIA rates are guaranteed to be at least equal to a minimum effective annual rate ranging from 1 percent to 4 percent, depending on the contract. The SVA has no minimum credited interest rate guarantee. See the Sections "The Fixed Interest Account" and "The Stable Value Account" in the Statutory Prospectus. A Participant may find information regarding the availability of the FIA or SVA in the contract certificate issued to the Participant.

During the annuitization phase, AUL makes periodic income payments to the Annuitant. At the time of annuitization, the Annuitant elects the duration of the annuity payments – either for a fixed period of time or for the duration of the Annuitant's (and possibly the Annuitant's spouse's) life. Annuity payments are fixed, meaning each annuity payment will be the same amount. After annuitization begins, the only value associated with the contract is the stream of annuity payments; unless otherwise specified in the annuity option, the Annuitant cannot withdraw value from the contract over and above the annuity payments. Additionally, once annuitization has begun, there is no death benefit, which means that upon the death of the Annuitant (and the Annuitant's spouse if a joint annuity option was elected), all payments stop and the contract terminates, unless the particular annuitization option provides otherwise.

If an investor annuitizes, he or she will receive a stream of income payments, however (i) he or she will be unable to make withdrawals, and (ii) death benefits and living benefits will terminate.

Contract Features

Withdrawals. The Participant may surrender or take a withdrawal from the Account Value at any time before the Annuity Commencement Date, subject to the limitations under any applicable Plan, the contract and applicable law. See the Section "Cash Withdrawals" in the Statutory Prospectus. Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "Constraints on Withdrawals." In addition, distributions under certain retirement programs may result in a tax penalty. See the Section "Tax Penalty" in the Statutory Prospectus. A withdrawal or surrender may also be subject to a withdrawal charge and a market value adjustment ("MVA"). See the Sections "Withdrawal Charge" and "The Fixed Interest Account" in the Statutory Prospectus.

The Death Benefit. If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. Generally, the amount of the death benefit is equal to the Vested portion of the Participant's Account value minus any outstanding loan balances and any due and unpaid charges on those loans. Some contracts may contain a provision for a guaranteed minimum death benefit in which case the amount of the death benefit is the greater of the Participant's Account Value as of the date the death benefit is calculated or the guaranteed minimum death benefit. A Participant may find in the contract certificate issued to the Participant information regarding whether the optional guaranteed minimum death benefit is selected. A death benefit will not be payable if the Participant dies on or after the Annuity Commencement Date, except as may be provided under the Annuity Option elected. See the Sections "The Death Benefit" and "Annuity Options" in the Statutory Prospectus.

Death Benefits and Multiple Beneficiaries. Where there are multiple Beneficiaries, death benefits payable to a Beneficiary remains fully invested in the separate account options selected by the Participant and remain subject to market volatility until that Beneficiary provides proof of death and establishes Beneficiary status. AUL will administer the death benefits as otherwise described herein.

Guaranteed Minimum Death Benefit. This optional benefit allows a Beneficiary to receive the greater of the Participant's Account Value as of the date the death benefit is calculated or the guaranteed minimum death benefit. Participants of certain IRA contracts will incur an additional fee for selection of this optional benefit.

Dollar Cost Averaging Program. Contract Owners and Participants who wish to purchase units of an Investment Account over a period of time in an attempt to reduce the aggregate average cost per Accumulation Unit may do so through the Dollar Cost Averaging ("DCA") Program. See the Section "Dollar Cost Averaging Program" in the Statutory Prospectus.

Brokerage Window. Brokerage Window service, available under certain Employer Sponsored Contracts at certain asset levels, allows a Participant the ability to invest a portion of the Account Value in a brokerage account, to be invested with the brokerage window account custodian. Participants will incur an additional fee for selection of this service.

Investment Advice Provider with Managed Account Service. Selection of this service allows Contract Owners and Participants access to investment professionals that offer individualized investment advice. Participants will incur an additional fee for selection of this service.

Plan Sponsor Investment Option. This optional benefit allows Contract Owners to offer plan-level investment portfolios constructed to meet the needs of the Participants. Participants will incur an additional fee for selection of this optional benefit.

403(b) Plan Loans. If a 403(b) Plan allows, a loan may be taken at any time prior to the Annuity Commencement Date. The minimum loan that can be taken at any time is specified in the Plan. Participants may incur additional charges and fees for services such as loan initiation and loan maintenance. See the Section "403(b) Plan Loans" in the Statutory Prospectus.

Annuity Options. The contracts provide for several fixed Annuity Options, any one of which may be elected if permitted by the applicable Plan and applicable law. AUL will pay fixed and guaranteed payments under the Annuity Options. While an annuitization will provide a stream of income payments, it will also prevent additional withdrawals and terminate the death benefit except as may be provided under the Annuity Option elected. See the Section "Annuity Period" in the Statutory Prospectus.

Ten-Day Free Look. Under 403(b), 408, 408A and certain HRA, HSA, and post- employment benefit plan contracts, the Owner has the right to return the contract for any reason within ten (10) days (or, in some states, twenty (20) days) of receipt. If this right is exercised, the contract will be considered void from its inception and AUL will fully refund the amount you paid with your application or your total contract value, whichever is greater.

Termination by the Owner. An Owner of a contract acquired in connection with an Employee Benefit Plan, a 457 or 409A Program, or an Employer Sponsored 403(b) Program may terminate the contract by sending proper written notice of termination to AUL at the Home Office. Upon termination of such a contract, the Owner may elect from the payment options offered under the contract.

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the standard and optional benefits available under the contract. More detailed information about the fees associated with each benefit included in the table may be found in the Expense Table.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging ("DCA") Program	Allows Contract Owners and Participants to purchase units of an Investment Account over a period of time in an attempt to reduce the aggregate average cost per Accumulation Unit.	Standard	$0	• To participate in the DCA Program, a minimum balance of $10,000 in the MMIA, FIA or SVA is required.
• The minimum required amount of each transfer is $100.
• At least 10 days advance written notice to AUL is required before the date of the first proposed transfer.
				• AUL reserves the right to temporarily discontinue, terminate, or change the Program at any time in the future.
Brokerage Window	Allows the Participant the ability to invest a portion of the Account Value in a brokerage account, to be invested with the brokerage window account custodian.	Optional	$100	• Only available with certain Employer Sponsored Contracts at certain asset levels.
Investment Advice Provider with Managed Account Services	Allows Contract Owners and Participants access to investment professionals that offer individualized investment advice.	Optional	1.00%	• Investment advice provider is not affiliated with AUL.
• There is no cost to the Participant when using the basic investment advice service.
				• Account management fees are assessed against the Account of each Participant who utilizes a more detailed, hands-on managed account service.
Plan Sponsor Investment Option	Allows Contract Owners to offer plan-level investment portfolios constructed to meet the needs of the Plan Participants.	Optional	0.03%	• Investment portfolios are created by Mesirow Financial, a registered investment adviser who is not affiliated with AUL.
Guaranteed Minimum Death Benefit ("GMDB")	Allows a Beneficiary to receive the greater of the Participant's Account Value as of the date the death benefit is calculated or the GMDB.	Optional	0.20%	• The charge only apples to certain IRA contracts.

BUYING THE CONTRACT

Contributions Under the Contracts

Contributions under Recurring Contribution Contracts may be made by or on behalf of a Participant at any time during the Participant's life and before the Participant's Annuity Commencement Date. Contributions must be at least equal to the minimum required Contribution under any of the Plans or programs. In Single Contribution Contracts, the minimum Contribution for each Participant is either $1,000 or $5,000, depending on the contract. A Participant may find information regarding any applicable maximum and minimum Contribution limits in the contract certificate issued to the Participant. AUL may change the minimum Contribution permitted under a contract, but any such change in the minimum required Contribution shall apply only to Participant Accounts established on or after the effective date of the change. AUL may, at its discretion, waive any minimum required Contribution.

Annual Contributions under any of the Plans are subject to maximum limits imposed under federal tax law. See the Statement of Additional Information for a discussion of these limits or consult the pertinent Plan document. Limitations on the amount of contributions to an Investment Account, if any, are imposed by the Funds and described in the prospectus of such Fund(s).

Ten-Day Free-Look

Under 403(b), 408, 408A and certain HRA, HSA, and post- employment benefit plan contracts, the Owner has the right to return the contract for any reason within ten (10) days (or, in some states, twenty (20) days) of receipt. If this right is exercised, the contract will be considered void from its inception and we will fully refund any Contributions.

Initial and Single Contributions

Initial Contributions received for a Participant will be credited to the Participant's Account no later than the end of the Business Day following the Business Day in which it is received by us if it is preceded or accompanied by all the information necessary for opening the Participant's Account. If we does not receive the necessary information, we will notify the Owner or individual that we do not have the necessary information to open the Account. If the necessary information is not provided to us at the time we receives the Contribution, we will return the Contribution to the contributing party within five (5) Business Days. However, in some contracts, funds received from a prior plan provider which cannot be allocated to Participant Accounts will not be returned to the Owner or to the provider, but instead will be allocated to an Owner-level account and invested in those Investment Accounts, FIA or SVA approved by the Owner. When the allocation data is received from the prior plan provider, such funds (plus gains/minus losses) are transferred from the Owner-level account to the appropriate Participant Account(s). If such Funds have been allocated to the SVA, an amount equal to the SVA Account Value will be transferred to appropriate Participant Accounts on a pro rata basis.

Allocation of Contributions

Initial and subsequent Contributions under the contracts will be allocated among the Investment Accounts of the Variable Account, the FIA or the SVA as instructed by the Owner or Participant and as provided by the terms of the contract. The investment allocation of the initial Contribution is to be designated at the time the enrollment is completed to open an account for a Participant. Depending on the type of contract, the enrollment application specifies that, in the absence of an investment allocation form or other instructions, initial and subsequent Contributions shall be allocated to the Goldman Sachs Financial Square Resource Money Market Investment Account ("MMIA"), AUL's General Account, or when allowed by AUL, to another default Investment Option otherwise selected by the Owner. Allocation will be made to AUL's General Account only if the MMIA Option is not available under a particular contract.

A Participant's Account Value that has been initially allocated to the default Investment Option may be transferred to other available Investment Options by the affected participant(s) via the OneAmerica.com Account Services web site. Allocation to any Investment Account, the SVA or the FIA must be made in one percent increments or in increments permitted by AUL. The FIA, the SVA and all of the Investment Accounts may not be available under a particular contract. In addition, some of the Investment Accounts are not available for certain types of contracts.

Any change in allocation instructions will be effective upon receipt by AUL at the Home Office and will continue in effect until subsequently changed. Changes in the allocation of future Contributions have no effect on amounts already contributed on behalf of a Participant. Such amounts, however, may be transferred among the Investment Accounts of the Variable Account, the FIA, or the SVA in the manner described in "Transfers of Account Value."

Subsequent Contributions Under Recurring Contribution Contracts

When forwarding Contributions to us, the amount being contributed on behalf of each Participant must be specified unless Participant Accounts are not maintained under the contract. Participant Accounts may not be maintained under the contract if the Owner elects to allocate Plan assets to investments other than an AUL contract, or in our judgment, the Plan's recordkeeping practices impose an administrative or financial burden on us. In such circumstances, we would be unable to allocate amounts as specified for each Participant because we would not be providing recordkeeping services for the Plan. The Contributions shall be allocated among the Investment Accounts of the Variable Account that are available under a contract and the FIA or SVA (if available) as described above in "Allocation of Contributions." Contributions (other than the initial Contribution for each Participant) are credited as of the end of the Valuation Period in which they are received by us if we have received full payment for the Contribution, the information needed to establish the Participant's Account, and proper instructions regarding the application and allocation of the Contributions among Participants. Contributions may also be forwarded to us electronically. When this method of Contribution is used, an allocation list describing the Contribution to be allocated to each Participant is sent to us by the Owner. We process the allocation list and then initiates an ACH (Automated Clearinghouse) debit on the Owner's account for the amount of the Contribution. Following receipt of the funds, a confirmation is sent to the Owner which lists the amount or amounts allocated to each Participant's Account and the amount of the ACH debit to the Owner's account. ACH or other electronic payment methods generally allow more efficient and timely processing of Contributions. We reserve the right to impose an annual charge on Owners who do not elect to use ACH or other electronic payment methods. The annual fee for manual processing is currently $1,000, but we reserve the right to increase this fee.

MAKING WITHDRAWALS: ACCESSING THE MONEY IN YOUR CONTRACT

Cash Withdrawals

During the lifetime of the Participant, at any time before the Annuity Commencement Date and subject to the limitations under the applicable Plan and applicable law, a withdrawal may be taken from a Participant's Account Value. A withdrawal request will be effective as of the end of the Valuation Date that a proper written request is received by us. Withdrawal requests and payments are processed and paid in accordance with applicable law and applicable contract terms, if any.

A withdrawal of a Participant's entire Variable Account Value will result in a withdrawal payment equal to the value of the Participant's Variable Account Value as of the end of the Valuation Period during which a proper withdrawal request is received by us, minus any applicable withdrawal charge.

A withdrawal may be requested for a specified percentage or dollar amount of a Participant's Variable Account Value. In some contracts, the minimum amount that may be withdrawn from a Participant's Variable Account Value in an Investment Account is the lesser of $500 or the Participant's entire Account Value in the Investment Account as of the date the withdrawal request is received by AUL. A request for a withdrawal will result in a payment by us equal to the amount specified in the withdrawal request. Upon payment, the Participant's Variable Account Value will be reduced by an amount equal to the payment and any applicable withdrawal charge. If a withdrawal is requested that would leave a Participant's Variable Account Value in any Investment Account less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the Investment Account.

The amount of a withdrawal will be taken from the Investment Accounts and the FIA or the SVA as instructed. A withdrawal will not be affected until proper instructions are received by us.

A withdrawal may result in the deduction of a withdrawal charge and application of an MVA. See "Withdrawal Charge," "The Fixed Interest Account" and "The Stable Value Account."

In addition, distributions under certain retirement programs may result in a tax penalty. See "Tax Penalty."

SYSTEMATIC WITHDRAWAL SERVICE FOR 403(B), 408, 408A, 457 AND 409A PROGRAMS

A Participant in a contract used in connection with a 403(b) plan (other than an Employer Sponsored 403(b) plan) or 408 or 408A Program who is at least age 59 1/2 can generally arrange to have systematic cash withdrawals from his or her Account Value paid on a regular monthly, quarterly, or annual basis. Systematic cash withdrawals are also available for Participants in a contract used in connection with a 457 or 409A Program, but there is no age limitation. Each withdrawal payment must be at least $100. An application form containing details of the service is available upon request from AUL. The service is voluntary and can be terminated at any time by the Participant or Owner. AUL does not currently deduct a service charge for withdrawal payments but reserves the right to do so in the future and, similarly, reserves the right to increase the minimum required amount for each withdrawal payment. Systematic withdrawals are not available for some 403(b) contracts due to the Benefit Responsive features of the contracts.

Participants will pay a withdrawal charge in connection with the systematic cash withdrawals to the extent the withdrawal charge is applicable. See "Withdrawal Charge" and "Federal Tax Matters."

CONSTRAINTS ON WITHDRAWALS

General

Since the contracts offered by this Summary Prospectus will be issued in connection with retirement programs that meet the requirements of Section 401, Section 403(b), Section 408, 408A, 409A or Section 457 of the Internal Revenue Code, or with HRA, HSA, or OPEB plans, reference should be made to the terms of the particular Plan or contract for any limitations or restrictions on cash withdrawals. A withdrawal that results in receipt of proceeds by a Participant may result in receipt of taxable income to the Participant and, in some instances, in a tax penalty. The tax consequences of a withdrawal under the contracts should be carefully considered. See "Federal Tax Matters."

403(b) Programs

Section 403(b) of the Internal Revenue Code permits public school employees and employees of certain types of charitable, educational, and scientific organizations specified in Section 501(c)(3) of the Internal Revenue Code to purchase Annuity contracts, and, subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax deferred Annuity contracts meeting the requirements of Section 403(b) that apply to tax years beginning on or after January 1, 1989.

Amounts attributable to Code Section 403(b) elective deferral Contributions made pursuant to a salary reduction agreement may be distributed to a Participant pursuant to the provisions of the Plan provided that the distribution shall not occur until the Participant has either attained age 59 1/2, severed employment, died, become totally disabled, experienced a hardship, or a withdrawal is made to provide a Plan loan. In the case of a hardship withdrawal, any gain credited to such Contributions may not be withdrawn. Hardship for this purpose is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, paying certain tuition expenses, or prevention of foreclosure or eviction. These timing restrictions do not apply to Contributions (but do apply to earnings thereon) that were contributed before 1989, to withdrawals to correct excess Contributions, or to distributions due to Plan termination.

Payments made to Participants at Plan termination are also permitted if the Plan Sponsor does not make Contributions to another 403(b) plans during the period beginning on the date of Plan termination and ending twelve (12) months after distribution of all assets.

A Participant in a contract purchased as a tax-deferred Section 403(b) Annuity contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Summary Prospectus, in order to receive his or her Account Value attributable to Contributions made under a salary reduction agreement or any income or gains credited to such Participant after December 31, 1988, under the contract unless one of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this contract under a Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the contract attributable to a Participant's December 31, 1988, account balance under the old contract, provided that the amounts transferred between contracts qualifies as a tax- free transfer or exchange under the Internal Revenue Code.

For 403(b) contracts issued after 2008, any distribution of non-elective deferrals cannot occur unless the Participant severs employment or upon the occurrence of an event specified in the Plan, such as the attainment of a specified age, after a fixed number of years of service or disability (although this restriction does not apply to withdrawals to correct excess Contributions, distributions of after-tax employee Contributions and earnings thereon, and distributions due to Plan termination). A Participant's Withdrawal Value in a contract may be able to be transferred to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an Employer's Section 403(b) arrangement.

Texas Optional Retirement Program

AUL intends to offer the contract within the Texas Optional Retirement Program. Under the terms of the Texas Optional Retirement Program, if a Participant makes the required Contribution, the State of Texas will contribute a specified amount to the Participant's Account. If a Participant does not commence the second year of participation in the plan as a "faculty member," as defined in Title 110B of the State of Texas Statutes, AUL will return the State's contribution. If a Participant does begin a second year of participation, the Employer's first-year Contributions will then be applied as a Contribution under the contract, as will the Employer's subsequent Contributions.

The Attorney General of the State of Texas has ruled that, under Title 110B of the State of Texas Statutes, withdrawal benefits of contracts issued under the Texas Optional Retirement Program are available only in the event of a Participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. A Participant under a contract issued in connection with the Texas Optional Retirement Program will not, therefore, be entitled to exercise the right of withdrawal to receive the Account Value credited to such Participant unless one of the foregoing conditions has been satisfied. The Withdrawal Value of such Participant's Account may, however, be transferred to other contracts or other carriers during the period of participation in the program.

The Death Benefit

If a Participant dies during the Accumulation Period, we will pay a death benefit to the Beneficiary upon receipt of due proof of the Participant's death and instructions regarding payment to the Beneficiary. If there is no designated Beneficiary living on the date of death of the Participant, we will pay the death benefit in one sum to the estate of the Participant upon receipt of due proof of death of both the Participant and the designated Beneficiary and instructions regarding payment. If the death of the Participant occurs on or after the Annuity Commencement Date, no death benefit will be payable under the contract except as may be provided under the Annuity Option elected.

The amount of the death benefit equals the Vested portion of the Participant's Account Value minus any outstanding loan balances and any due and unpaid charges on those loans. Under contracts acquired in connection with 408 and 408A Programs and some 403(b) Programs, the Vested portion of a Participant's Account Value shall be the Participant's entire Account Value. Under Employee Benefit Plans, 409A or 457 Programs and some 403(b) Programs, the Vested portion of a Participant's Account

Value is the amount to which the Participant is entitled upon death or separation from service under a vesting schedule contained in the pertinent Plan. If the death benefit is less than a Participant's Account Value, the death benefit shall be paid pro rata from the Investment Accounts and the FIA or SVA, and the remainder of the Account Value shall be distributed to the Owner or as directed by the Owner. Prior to such distribution, any remaining Account Value in the Investment Accounts shall be transferred to AUL's General Account or to the default Investment Account directed by the contract. Certain contracts have a death benefit which is the greater of the Participant's Account Value as of the date the death benefit is calculated or a Guaranteed Minimum Death Benefit ("GMDB") on the contract anniversary immediately preceding the date of death. In this calculation, the GMDB is increased by any Contributions made since the last contract anniversary and is reduced proportionately to reflect any withdrawals made since the last contract anniversary. The GMDB is reset on each contract anniversary and is the greater of (1) the GMDB on the prior contract anniversary, increased by any prior year Contributions, and reduced proportionately to reflect any prior year withdrawals, or (2) if the Participant is younger than age 81, the Participant's Account Value on the current contract anniversary. As of the Participant's death, the GMDB will cease to increase or decrease in value.

The death benefit will be paid to the Beneficiary in a single sum or under one of the Annuity Options, as directed by the Participant or as elected by the Beneficiary. If the Beneficiary is to receive Annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.

Death Benefits and Multiple Beneficiaries

Where there are multiple Beneficiaries, death benefits payable to a Beneficiary remains fully invested in the separate account options selected by the Participant and remain subject to market volatility until that Beneficiary provides proof of death and establishes Beneficiary status. AUL will administer the death benefits as otherwise described herein.

Termination by the Owner

An Owner of a contract funding an Employee Benefit Plan, a 409A or 457 Plan, or an Employer-Sponsored 403(b) Plan may terminate the contract by sending proper written notice to us. Termination is effective as of the end of the Valuation Date that the notice is received by us. Proper notice of termination must include an election of the method of payment, an indication of the person(s) to whom payment is to be made, and the Owner's (and, in some contracts, the Plan Sponsor's) agreement that AUL will not be held responsible for any losses or claims that may arise against AUL in connection with making the termination payout as requested by the Owner (provided that such an agreement is not prohibited by the contract or an amendment).

Upon termination of such a contract, generally the Owner may direct AUL to pay an amount equal to the contract's aggregate Variable Account Withdrawal Value (determined as of the end of the Valuation Date that the termination is effective) in a lump sum.

Depending on contract provisions, for contracts funding certain Employee Benefit Plans or 409A or 457 Plans, the Owner may direct AUL to pay the contract's FIA Withdrawal Value in a lump sum subject to an Investment Liquidation Charge ("ILC") or MVA (see discussion below) or if the dollar-weighted average rate of interest AUL credits to amounts withdrawn from the FIA or General Account equals or exceeds the current interest rate credited to new contributions in seven (7) approximately equal installments over six (6) years (for certain Employee Benefit Plan Contracts) or six (6) approximately equal annual installments over five (5) years (for other Employee Benefit Plan Contracts and for some 409A or 457 Plan Contracts).

For some contracts issued prior to 1999 which fund Employer- Sponsored 403(b) Plans, the Owner may direct AUL to pay the contract's FIA Withdrawal Value in seven (7) approximately equal annual installments over six (6) years.

In contracts issued prior to 1999 which fund a Code Section 401(a) Employee Benefit Plan or an Employer-Sponsored 403(b) Plan, the Owner may terminate the contract and elect to receive (within ninety (90) days of written notice by the Owner, and without penalty as defined by law) either:

(1)  a lump-sum equal to the contract's aggregate General Account Withdrawal Value, plus or minus an MVA to the extent allowed, which is determined by AUL as of the calculation date by multiplying a specified percentage times the aggregate General Account Withdrawal Value being paid, or

(2)  all amounts invested under the contract in AUL's General Account as of the date of calculation, excluding any amounts previously used or set aside to purchase annuities, in eleven (11) approximately equal annual installments over a ten (10) year period (without application of the General Account Withdrawal Charge or an MVA).

Further details regarding options (1) and (2) above and their applicability to a given contract may be found in a contract Supplement.

Similar provisions (without application of an MVA) regarding Participant withdrawals apply to some contracts issued prior to 1999 which fund SEP and SIMPLE IRA Plans.

For some contracts issued after 1998 that fund Employer- Sponsored 403(b) Plans, or for some contracts wherein no Participant Accounts are maintained, no FIA or other General Account Withdrawal Value lump-sum option is available, only installment payments. However, AUL may amend these contracts to permit lump-sum payouts of FIA or other General Account funds, subject to a Withdrawal Charge and an MVA to the extent allowed or may otherwise allow such lump-sum payouts if the dollar-weighted average rate of interest AUL credits to amounts withdrawn from the FIA or General Account equals or exceeds the current interest rate credited to new Contributions. Termination options may be negotiated with individual Plan Sponsors depending on unique or special circumstances.

Until all of the terminating contract's funds invested in AUL's FIA or other General Account Investment Option have been paid by AUL under any of the installment payments discussed above, the interest rate determined under the contract will be credited to the remaining Withdrawal Values. Interest will be paid with each installment payment.

When making lump-sum payouts of FIA or other General Account funds other than the SVA, AUL applies an ILC or MVA, depending on the contract. The ILC or MVA is equal to a certain percentage, as described in the contract, multiplied by the FIA or other General Account Withdrawal Value. In some contracts, the ILC percentage is 6(i – j), where "i" is the Current Rate of Interest being credited by AUL to new Contributions as of the date of calculation and "j" is the average rate of interest being credited by AUL to various portions of the General Account as of the date of calculation. In some contracts, the MVA percentage is 5(i – j) when "i" exceeds "j," and is deducted from the amount paid. The MVA percentage is 4(j – i) when "i" exceeds "j," and is added to the amount paid. Payment of FIA or any other General Account amounts may be delayed for up to six (6) months after the effective date of termination.

Termination by AUL

AUL has the right, subject to applicable state law, to terminate any Participant's Account established under a contract acquired in connection with some Employee Benefit Plans, a 457 or 409A Program, or an Employer Sponsored 403(b) Program at any time during the Contract Year if the Participant's Account Value falls below $300 ($200 for an Employer Sponsored 403(b) Program or for a contract with both 403(b) and 401(a) Funds) during the first (1st) Contract Year, or $500 ($400 for an Employer Sponsored 403(b) Program or for a contract with both 403(b) and 401(a) Funds) during any subsequent Contract Year, provided that at least six (6) months have elapsed since the Owner's last Contribution to the contract. AUL will give notice to the Owner and the Participant that the Participant's Account is to be terminated. Termination shall be effective six (6) months from the date that AUL gives such notice, provided that any Contributions made during the six (6) month notice period are insufficient to bring the Participant's Account Value up to the applicable minimum. Single Contribution Contracts have a minimum required Contribution of $5,000.

Upon termination of a Participant's Account by AUL, AUL will pay an amount equal to the Participant's Account Value as of the close of business on the effective date of termination (or, if the termination effective date is not a Valuation Date, on the next Valuation Date). Payment of this amount will be made within seven (7) days from such effective date of termination.

AUL may, at its option, terminate any contract if there are no Participant Accounts in existence under the contract. There may be no Participant Accounts under the contract if the Owner elects to allocate Plan assets to investments other than an AUL contract, or in AUL's judgment, the Plan's recordkeeping practices impose an administrative or financial burden on AUL.

Payments from the Variable Account

Payment of an amount from the Variable Account resulting from a cash withdrawal, transfer from a Participant's Variable Account Value, payment of the death benefit, or payment upon termination by the Owner will be made within seven (7) days from the date a proper request is received at AUL's Home Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible only for any period: (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings, (b) during which trading on the New York Stock Exchange is restricted as determined by the SEC, (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account, or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Interest Account, see "The Fixed Interest Account" and "Termination by the Owner."

ADDITIONAL INFORMATION ABOUT FEES

The following tables describe the fees and expenses that the Owner or Participant will pay when buying, owning or surrendering the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that the Owner or Participant will pay at the time that the Owner or Participant buys the contract, surrenders the contract, or takes a withdrawal from the Participant's Account Value or transfers Participant's Account Value between Investment Accounts. State Premium taxes may also be deducted. See "Premium Tax Charge."

Transaction Expenses

Charge
Maximum Deferred Sales Load (Withdrawal Charge)(1)	8%
Maximum Loan Initiation Fee(2)	$100
Maximum Loan Administration Fee(3)	$50
Maximum Annual Charge for Non-Electronic Transfers(4)	$5
Maximum Charge for Non-Electronic Contributions	$1,000
Maximum Distribution Fee(5)	$60
Maximum Contract Termination Individual Participant Check Fee(6)	$100

(1) The withdrawal charge varies based on the contract.

(2) AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested. See "Additional Information about Fees" in the Statutory Prospectus. Please refer to your contract for details regarding the availability of Plan loans and the interest rates applicable to you.

(3) AUL may charge a loan administration fee of up to $50 per loan annually, which will either be billed to the Owner or deducted from the Participant's Account.

(4) AUL may charge a service fee of up to $5 per transfer for non-electronic transfers between investment options, which will either be billed to the Owner or deducted from the Participant's Account.

(5) AUL may bill the Owner for a Distribution Fee of up to $60 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(6) AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon contract termination. See "Additional Information about Fees" in the Statutory Prospectus.

The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including Fund fees and expenses).

If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

Charge
Maximum Total Separate Account Annual Expenses (Asset Charges)(1)	1.25%
Maximum Administrative Charge(2)	$75
Optional Benefit Expenses
Maximum Brokerage Window Fee(3)	$100
Maximum Managed Account Service Fee(4)	1.00%
Maximum Plan Sponsor Investment Option Advisory Fee(5)	0.03%
Maximum Guaranteed Minimum Death Benefit Option (per year)(6)	0.20%

(1) This charge may be less than 1.25 percent for certain contracts. See "Asset Charge" in the Statutory Prospectus. Please refer to your contract for details regarding the Asset Charge applicable to you.

(2) The Administrative Charge may be less than $75 per year, based on the size of the Participant's Account and/or the type of contract.

(3) Brokerage Window service allows a Participant the ability to invest a portion of the Account Value in a brokerage account, to be invested with the brokerage window account custodian. The Brokerage Window is only available with certain Employer Sponsored Contracts at certain asset levels. AUL may bill the Owner for this charge or deduct the charge from the Participant's Account, depending on the contract. The fee does not include any charges that may be assessed by the Brokerage Window account custodian.

(4) AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. See "Additional Information about Fees" in the Statutory Prospectus.

(5) This charge is applicable to Plans sold after January 1, 2017. For certain Plans sold before January 1, 2017, the maximum fee for Plan Sponsor Investment Option Advisory Fee is $1,500 if the Plan has less than $500,000 in assets. If the Plan has more than $500,000 in assets, the benefit is included at no additional charge. Please refer to your contract for details regarding the Plan Sponsor Investment Advisory Option Fee applicable to you.

(6) This charge only applies to certain IRA contracts. See "Additional Information about Fees" in the Statutory Prospectus.

ADDITIONAL INFORMATION ABOUT FEES (continued)

The next table shows the minimum and maximum total operating expenses charged by the Funds that the Owner or Participant may pay periodically during the time that the Owner owns the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Fund Annual Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution fees and/or service (12b-1) fees, and other expenses)	0.02%	6.24%

Example

The Example is Intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$11,694	$21,359	$28,673	$59,832

(2) If you annuitize at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$4,455	$14,055	$24,615	$56,035

(3) If you do not surrender your contract:

1 Year	3 Years	5 Years	10 Years
$4,455	$14,055	$24,615	$56,035

Additional Assumptions:

Annual M&E Charge:	1.25% Maximum
GMDB Option:	0.20% Maximum
Admin. Charge:	$75
Brokerage Window:	$100
Investment Advice Provider with Managed Account Services:	1.00%
Plan Sponsor Investment Option:	0.03%
Surrender Charges:	8% for years 1-5; 4% for years 6-10; 0% for years 11+
These surrender charges are reduced by 10% due to the free out provision in these contracts.
This is the maximum surrender charge scale imposed on such contracts.
For example, if the participant surrenders at the end of the fifth year, there will be a Surrender Charge of 8% x 0.90 = 7.2% of the Account Value charged to the participant.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the contract. The availability of Funds vary by Employee Benefit Plan. Please refer to your Plan Documents for a list of Funds available to you. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.oneamerica.com/prospectuses. You can request this information at no cost by calling 1-877-285-3863 or by sending an email to investments.rs@oneamerica.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund's past performance is not necessarily and indication of future performance.

					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GKC	Mid Cap Growth	AB Discovery Growth Z: Class Inst Investment Adviser: AllianceBernstein L.P.	0.67		17.65	8.83	10.25
06-GKF	Small Cap Value	AB Discovery Value Z: Class Inst Investment Adviser: AllianceBernstein L.P.	0.81		9.90	8.68	7.53
06-3GC	World Bond	AB Global Bond Z: Class Inst Investment Adviser: AllianceBernstein L.P.	0.52		2.74	0.21	1.85
06-4PJ	Balanced	AB Global Risk Allocation I: Class Inst Investment Adviser: AllianceBernstein L.P.	1.17	*	7.76	5.22	4.83
06-3FY	Large Cap Growth	AB Large Cap Growth Z: Class Inst Investment Adviser: AllianceBernstein L.P.	0.51		25.51	15.95
06-GKG	Small Cap Growth	AB Small Cap Growth Z: Class Inst Investment Adviser: AllianceBernstein L.P.	0.77	*	18.90	7.77
06-3GX	Large Cap Growth	Alger Capital Appreciation Instl Y: Class Inst Investment Adviser: Fred Alger Management, LLC	0.86	*	50.13	18.08
06-CPH	Large Cap Growth	Alger Capital Appreciation Z: Class Inst*** Investment Adviser: Fred Alger Management, LLC	0.95		50.28	18.06	15.70
06-6RH	Large Cap Growth	Alger Focus Equity Y: Class Inst Investment Adviser: Fred Alger Management, LLC	0.58	*	52.28	19.96
06-3GY	Small Cap Growth	Alger Small Cap Focus Y: Class Inst Investment Adviser: Fred Alger Management, LLC	0.86	*	14.01	0.82
06-3MP	Small Cap Growth	Alger Small Cap Focus Z: Class Inst Investment Adviser: Fred Alger Management, LLC	0.88		14.02	0.82	7.86
06-4YK	Intermediate Term Bond	Allspring Core Plus Bond R6: Class Retirement Investment Adviser: Allspring Global Investments SubAdviser: Allspring Global Investments, LLC	0.30	*	2.41	1.13

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3J7	Foreign Value	Allspring International Equity R6: Class Retirement Investment Adviser: Allspring Global Investments SubAdviser: Allspring Global Investments, LLC	0.80	*	0.30	2.80
06-3J6	Mid Cap Value	Allspring Special Mid Cap Value R6: Class Retirement Investment Adviser: Allspring Global Investments SubAdviser: Allspring Global Investments, LLC	0.70		12.06	9.33	9.28
06-3JF	Small Cap Value	Allspring Special Small Cap Value R6: Class Retirement Investment Adviser: Allspring Global Investments SubAdviser: Allspring Global Investments, LLC	0.99		6.96	7.51	8.27
06-6RJ	Foreign Growth	American Funds International Vntg R-6: Class Retirement Investment Adviser: Capital Group	0.54		1.36	4.54
06-33Y	Foreign Value	American Beacon International Eq R6: Class Retirement Investment Adviser: American Beacon Advisors Inc SubAdviser: Lazard Asset Management LLC;American Century Investment Management Inc;Causeway Capital Management LLC	0.70	*	2.12	4.38
06-46F	Large Cap Value	American Beacon Large Cap Value R5: Class Retirement Investment Adviser: American Beacon Advisors Inc SubAdviser: Barrow Hanley Mewhinney & Strauss LLC;Hotchkis and Wiley Capital Mgmt LLC;Massachusetts Financial Services Company	0.66		15.19	10.35	9.07
06-6J6	Small Cap Value	American Beacon Shapiro SMID Cap Eq R5: Class Retirement Investment Adviser: Shapiro Capital Management LLC SubAdviser: Shapiro Capital Management LLC	0.90	*	-1.31	7.15
06-34C	Small Cap Value	American Beacon Small Cap Value R6: Class Retirement Investment Adviser: American Beacon Advisors Inc SubAdviser: Barrow Hanley Mewhinney & Strauss LLC;Brandywine Global Investment Mgmt, LLC;DePrince Race & Zollo Inc;Hotchkis and Wiley Capital Mgmt LLC	0.77		7.50	9.07
06-6TN	Specialty	American Beacon SSI Alternative Inc R5: Class Retirement Investment Adviser: SSI Investment Management LLC SubAdviser: SSI Investment Management LLC	1.20	*	9.41	5.18
06-69V	Mid Cap Growth	American Beacon Stephens Mid-Cap Gr R6: Class Retirement Investment Adviser: Stephens Inv Mgmt Group LLC SubAdviser: Stephens Inv Mgmt Group LLC	0.89	*	13.39	10.10
06-CPK	Diversified Emerging Markets	American Century Emerging Markets R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.92		11.82	0.18	3.84

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CPM	Large Cap Value	American Century Equity Income R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.58		10.89	5.95	8.19
06-CPN	Large Cap Growth	American Century Growth R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.54	*	26.67	16.81	15.37
06-CPP	Mid Cap Growth	American Century Heritage R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.65		25.33	11.77	11.32
06-3KW	Inflation-Protec Bond	American Century Inflation-Adjs Bond R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.29		1.94	1.77
06-CRJ	Mid Cap Value	American Century Mid Cap Value R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.63		8.92	7.64	8.32
06-CPT	Mgd Asset Allocation	American Century One Choice 2025 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.43	*	8.02	5.05	5.46
06-CPV	Mgd Asset Allocation	American Century One Choice 2030 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.45	*	8.40	5.42	5.83
06-CPW	Mgd Asset Allocation	American Century One Choice 2035 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.48	*	9.11	5.87	6.27
06-CPX	Mgd Asset Allocation	American Century One Choice 2040 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.50	*	9.94	6.34	6.72
06-CPY	Mgd Asset Allocation	American Century One Choice 2045 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.53	*	10.73	6.84	7.19
06-CRC	Mgd Asset Allocation	American Century One Choice 2050 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.55	*	11.65	7.48	7.66
06-CRF	Mgd Asset Allocation	American Century One Choice 2055 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.54	*	12.50	7.88	7.92
06-CRG	Mgd Asset Allocation	American Century One Choice 2060 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.54	*	12.80	8.07
06-63X	Mgd Asset Allocation	American Century One Choice 2065 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.54	*	13.14
06-66V	Mgd Asset Allocation	American Century One Chc Blnd+ 2015 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.25	*	7.05
06-66W	Mgd Asset Allocation	American Century One Chc Blnd+ 2020 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.25	*	7.23
06-66X	Mgd Asset Allocation	American Century One Chc Blnd+ 2025 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.25	*	8.00

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-66Y	Mgd Asset Allocation	American Century One Chc Blnd+ 2030 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.25	*	8.76
06-67C	Mgd Asset Allocation	American Century One Chc Blnd+ 2035 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.24	*	10.37
06-67F	Mgd Asset Allocation	American Century One Chc Blnd+ 2040 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.24		11.89
06-67G	Mgd Asset Allocation	American Century One Chc Blnd+ 2045 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.24		13.51
06-67H	Mgd Asset Allocation	American Century One Chc Blnd+ 2050 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.24		14.48
06-67J	Mgd Asset Allocation	American Century One Chc Blnd+ 2055 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.24		15.00
06-67K	Mgd Asset Allocation	American Century One Chc Blnd+ 2060 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.24		15.51
06-67M	Mgd Asset Allocation	American Century One Chc Blnd+ 2065 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.24		15.58
06-CRH	Mgd Asset Allocation	American Century One Choice In Ret R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.41	*	7.87	4.92	5.10
06-CRK	Specialty	American Century Real Estate R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.80		7.98	3.47	5.52
06-6C7	Small Cap Growth	American Century Small Cap Growth R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.82		15.34	10.25	11.18
06-CRM	Small Cap Value	American Century Small Cap Value R6: Class Retirement*** Investment Adviser: American Century Investment Management Inc	0.74		7.58	10.01	9.39
06-CRN	Balanced	American Century Strat Allc: Agrsv R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.44	*	13.40	8.82	8.34
06-CRP	Balanced	American Century Strat Allc: Cnsrv R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.48	*	8.13	5.51	5.39
06-CRR	Balanced	American Century Strat Allc: Mod R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.49	*	10.90	7.21	6.95
06-CRT	Large Cap Growth	American Century Ultra® R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.54	*	29.99	18.68	16.85
06-CRV	Mgd Asset Allocation	American Funds 2010 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.29		8.16	4.99	5.24

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CRW	Mgd Asset Allocation	American Funds 2015 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.30		8.50	5.29	5.57
06-CRX	Mgd Asset Allocation	American Funds 2020 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.30		8.94	5.63	6.00
06-CRY	Mgd Asset Allocation	American Funds 2025 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.31		9.34	6.23	6.68
06-CTC	Mgd Asset Allocation	American Funds 2030 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.33		10.86	7.18	7.63
06-CTF	Mgd Asset Allocation	American Funds 2035 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.34		12.73	8.43	8.71
06-CTG	Mgd Asset Allocation	American Funds 2040 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.36		14.79	9.40	9.35
06-CTH	Mgd Asset Allocation	American Funds 2045 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.37		15.17	9.60	9.52
06-CTJ	Mgd Asset Allocation	American Funds 2050 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.37		15.43	9.64	9.59
06-CTK	Mgd Asset Allocation	American Funds 2055 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.39		15.58	9.60	9.57
06-CTM	Mgd Asset Allocation	American Funds 2060 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.39		15.60	9.59
06-4R4	Mgd Asset Allocation	American Funds 2065 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.39		15.64
06-6Y9	Mgd Asset Allocation	American Funds 2070 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.39
06-CTN	Large Cap Growth	American Funds AMCAP R6: Class Retirement Investment Adviser: Capital Group	0.34		21.52	11.51	11.28
06-CTP	Balanced	American Funds American Balanced R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.25		15.30	8.47	8.47
06-3MC	High Yield Bond	American Funds American High-Inc R6: Class Retirement Investment Adviser: Capital Group	0.32		9.86	5.64	5.38
06-3M3	Large Cap Value	American Funds American Mutual R6: Class Retirement Investment Adviser: Capital Group	0.27		15.30	9.81	9.69
06-39V	Intermediate Term Bond	American Funds Bond Fund of Amer R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.24	*	1.51	0.64	1.88

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3M6	World Allocation	American Funds Capital Income Bldr R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.27		10.61	6.14	5.87
06-GFN	World Bond	American Funds Capital World Bond R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.48		-2.80	-2.06	0.25
06-CTR	World Stock	American Funds Capital World Gr&Inc R6: Class Retirement Investment Adviser: Capital Group	0.41		14.26	8.91	8.57
06-CTT	Foreign Growth	American Funds Europacific Growth R6: Class Retirement Investment Adviser: Capital Group	0.47		5.04	3.95	5.66
06-CTV	Large Cap Blend	American Funds Fundamental Invs R6: Class Retirement Investment Adviser: Capital Group	0.28		23.43	13.04	12.36
06-3M9	World Allocation	American Funds Global Balanced R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.47		6.90	4.96	5.25
06-CVC	Large Cap Growth	American Funds Growth Fund of Amer R6: Class Retirement Investment Adviser: Capital Group	0.30		28.84	15.33	14.03
06-3M7	Balanced	American Funds Income Fund of Amer R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.27		11.22	6.91	7.03
06-3G9	Inflation-Protec Bond	American Funds Inflation Linked Bd R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.29		2.20	1.93	2.27
06-GKH	Short Term Bond	American Funds Interm Bd Fd of Amer R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.25	*	3.30	1.50	1.77
06-3M4	Foreign Blend	American Funds Intl Gr and Inc R6: Class Retirement Investment Adviser: Capital Group	0.54		3.68	3.94	4.72
06-3GH	Large Cap Blend	American Funds Invmt Co of Amer R6: Class Retirement Investment Adviser: Capital Group	0.27		25.33	14.54	12.16
06-3KY	World Stock	American Funds New Economy R6: Class Retirement Investment Adviser: Capital Group	0.41		24.09	11.27	11.58
06-CTW	World Stock	American Funds New Perspective R6: Class Retirement Investment Adviser: Capital Group	0.41		17.16	11.48	11.47
06-CTX	Diversified Emerging Markets	American Funds New World R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.57		6.88	5.07	6.57
06-CTY	World Stock	American Funds SMALLCAP World R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.65		2.71	5.65	8.10
06-3TK	Int Government Bond	American Funds US Government Sec R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.25	*	1.03	0.37	1.32

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CVF	Large Cap Blend	American Funds Washington Mutual R6: Class Retirement Investment Adviser: Capital Group	0.26		19.34	12.41	11.69
06-6C4	Mid Cap Growth	AMG TimesSquare Mid Cap Growth Z: Class Inst Investment Adviser: TimesSquare Capital Management, LLC SubAdviser: TimesSquare Capital Management, LLC	0.86		10.78	10.78	11.27
06-4JY	Large Cap Value	Auxier Focus Institutional: Class Inst Investment Adviser: Auxier Asset Management LLC	0.80	*	11.46	8.36	8.02
06-6W6	Diversified Emerging Markets	Avantis® Emerging Markets Equity Instl: Class Inst Investment Adviser: American Century Investment Management Inc	0.33		7.68	4.32
06-6Y3	Small Cap Value	Avantis® U.S. Small Cap Value Instl: Class Inst Investment Adviser: American Century Investment Management Inc	0.25		8.88	14.62
06-4TP	Intermediate Term Bond	Baird Aggregate Bond Inst: Class Inst Investment Adviser: Baird Advisors	0.30		1.85	0.11	1.76
06-4RC	Intermediate Term Bond	Baird Core Plus Bond Inst: Class Inst Investment Adviser: Baird Advisors	0.30		2.54	0.56	2.15
06-6N3	Intermediate Term Bond	Baird Intermediate Bond Inst: Class Inst Investment Adviser: Baird Advisors	0.30		3.45	1.15	1.98
06-4XC	Short Term Bond	Baird Short-Term Bond Inst: Class Inst** Investment Adviser: Baird Advisors	0.30		4.99	2.10	2.13
06-6RR	Short Term Bond	Baird Ultra Short Bond Institutional: Class Inst** Investment Adviser: Baird Advisors	0.15	*	5.65	2.81	2.22
06-47Y	Mid Cap Growth	Baron Asset R6: Class Retirement Investment Adviser: Baron Capital Management Inc	1.04		10.76	7.96
06-3J9	Diversified Emerging Markets	Baron Emerging Markets R6: Class Retirement Investment Adviser: Baron Capital Management Inc	1.11		7.89	1.03
06-6YW	Mid Cap Growth	Baron Growth R6: Class Retirement Investment Adviser: Baron Capital Management Inc	1.09		5.01	8.42
06-4YM	Small Cap Blend	BlackRock Advantage Small Cap Core K: Class Retirement Investment Adviser: BlackRock Inc	0.45	*	11.96	7.50
06-46J	Small Cap Growth	BlackRock Advantage Small Cap Gr K: Class Retirement Investment Adviser: BlackRock Inc	0.45	*	14.19	7.09
06-FRW	Large Cap Value	BlackRock Equity Dividend K: Class Retirement Investment Adviser: BlackRock Inc	0.59		9.88	8.36

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FRX	World Allocation	BlackRock Global Allocation K: Class Retirement Investment Adviser: BlackRock Inc SubAdviser: BlackRock International Limited;BlackRock (Singapore) Ltd	0.76	*	9.30	6.10
06-CVH	World Stock	BlackRock Global Dividend K: Class Retirement Investment Adviser: BlackRock Inc SubAdviser: BlackRock International Limited	0.72		9.77	6.87
06-CVJ	Specialty	BlackRock Health Sciences Opps K: Class Retirement Investment Adviser: BlackRock Inc	0.75		4.22	6.58
06-33K	High Yield Bond	BlackRock High Yield K: Class Other Investment Adviser: BlackRock Inc SubAdviser: BlackRock International Limited	0.48	*	8.74	4.44	5.17
06-3N3	Inflation-Protec Bond	BlackRock Inflation Protected Bond K: Class Other Investment Adviser: BlackRock Inc SubAdviser: BlackRock International Limited;BlackRock (Singapore) Ltd	0.79	*	1.87	2.06	2.19
06-CVN	Mgd Asset Allocation	BlackRock LifePath® Index 2030 K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	9.26	5.68	6.47
06-CVP	Mgd Asset Allocation	BlackRock LifePath® Index 2035 K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	10.98	6.79	7.33
06-CVR	Mgd Asset Allocation	BlackRock LifePath® Index 2040 K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	12.66	7.81	8.11
06-CVT	Mgd Asset Allocation	BlackRock LifePath® Index 2045 K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	14.36	8.77	8.76
06-CVV	Mgd Asset Allocation	BlackRock LifePath® Index 2050 K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	15.65	9.38	9.12
06-CVW	Mgd Asset Allocation	BlackRock LifePath® Index 2055 K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	16.29	9.57	9.23
06-CVX	Mgd Asset Allocation	BlackRock LifePath® Index 2060 K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	16.29	9.57
06-4H3	Mgd Asset Allocation	BlackRock LifePath® Index 2065 K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	16.34	9.67
06-CVY	Mgd Asset Allocation	BlackRock LifePath® Index Retire K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	7.15	3.98	4.73
06-GHH	Mid Cap Growth	BlackRock Mid-Cap Growth Equity K: Class Retirement Investment Adviser: BlackRock Inc	0.71		12.55	8.71

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-6NR	Mid Cap Value	BlackRock Mid-Cap Value K: Class Retirement Investment Adviser: BlackRock Inc	0.70	*	9.46	9.93
06-FTF	Balanced	BlackRock Multi-Asset Income Portfolio K: Class Retirement Investment Adviser: BlackRock Inc SubAdviser: BlackRock Asset Management North Asia Ltd;BlackRock International Limited;BlackRock (Singapore) Ltd	0.52	*	7.44	3.84
06-4PX	World Bond	BlackRock Strategic Global Bond K: Class Retirement Investment Adviser: BlackRock Inc SubAdviser: BlackRock International Ltd;BlackRock (Singapore) Ltd	0.52	*	0.50	-0.22
06-FTH	Intermediate Term Bond	BlackRock Strategic Income Opps K: Class Retirement Investment Adviser: BlackRock Inc SubAdviser: BlackRock International Limited;BlackRock (Singapore) Ltd	0.65	*	5.39	2.99
06-6CG	Specialty	BlackRock Systematic Multi-Strat K: Class Retirement Investment Adviser: BlackRock Inc SubAdviser: BlackRock International Limited	0.82		6.83
06-CWC	Intermediate Term Bond	BlackRock Total Return K: Class Other Investment Adviser: BlackRock Inc SubAdviser: BlackRock International Limited;BlackRock (Singapore) Ltd	0.38		1.83	0.09	1.73
06-6KH	Specialty	Blackstone Alternative Multi-Strategy Y: Class Inst
Investment Adviser: Blackstone Inc
SubAdviser: Nephila Capital Ltd;Oak Hill Advisors, L.P.;Blackstone Real
Estate Special Situations Advisors LLC;D.E. Shaw Investment Management
LLC;FORT LP;Mariner Investment Group, LLC;Harvest Fund Advisors
LLC;Two Sigma Advisers, LLC;Caspian Capital LP;Bayview Asset
Management, LLC;Blackstone Liquid Credit Strategies LLC;Melqart
Asset Management (UK) Ltd.;Fir Tree Capital Management LP;Bayforest
Capital Limited;TrailStone Commodity Trading US, LLC;Seiga Asset
Management Limited;Mesarete Capital LLP;SEVEN GRAND MANAGERS,
LLC;North Reef Capital Management LP;Merritt Point Partners LLC;
		Varick Capital Partners LP;Maren Capital LLC;OT Research	5.14		7.63	2.98
06-47M	Intermediate Term Bond	BNY Mellon Bond Market Index I: Class Inst Investment Adviser: BNY Mellon Investment Funds VII, Inc.	0.15	*	1.16	-0.48	1.17
06-39Y	Specialty	BNY Mellon Natural Resources Y: Class Inst Investment Adviser: Newton Investment Management Group SubAdviser: Newton Investment Management North America, LLC	0.80		1.06	15.45

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3WY	Large Cap Blend	BNY Mellon Sust US Equity Y: Class Inst Investment Adviser: Newton Investment Management Group SubAdviser: Newton Investment Management Ltd	0.70	*	24.81	13.45
06-6KT	Mid Cap Blend	Boston Trust SMID Cap: Class Other Investment Adviser: Boston Trust Walden Company	0.75	*	10.17	9.14	9.90
06-4PC	High Yield Bond	BrandywineGLOBAL Corporate Credit IS: Class Inst Investment Adviser: Brandywine Global Investment Mgmt, LLC SubAdviser: Brandywine Global Investment Mgmt, LLC	0.49	*	9.10	5.44	6.25
06-66T	Large Cap Value	BrandywineGLOBAL Div US Large Value IS: Class Inst Investment Adviser: Brandywine Global Investment Mgmt, LLC SubAdviser: Brandywine Global Investment Mgmt, LLC	0.70	*	18.74	10.02	9.41
06-3G3	World Bond	BrandywineGLOBAL Global Opp Bond IS: Class Inst Investment Adviser: Brandywine Global Investment Mgmt, LLC SubAdviser: Brandywine Global Investment Mgmt, LLC	0.54		-9.38	-2.61	-0.14
06-66R	Specialty	Calamos Market Neutral Income R6: Class Retirement Investment Adviser: Calamos Investments	0.89		7.44
06-4FJ	Balanced	Calvert Balanced R6: Class Retirement Investment Adviser: Calvert Research and Management	0.61		19.35	9.44
06-4FN	Small Cap Blend	Calvert Small-Cap R6: Class Retirement Investment Adviser: Calvert Research and Management	0.86		12.32	7.86
06-3FX	Large Cap Blend	Calvert US Large Cap Core Rspnb Idx R6: Class Retirement Investment Adviser: Calvert Research and Management	0.19	*	24.20	14.48
06-6NJ	Mid Cap Growth	Carillon Eagle Mid Cap Growth R6: Class Retirement Investment Adviser: Eagle Asset Management, Inc. SubAdviser: Eagle Asset Management, Inc.	0.64		13.21	9.70	11.21
06-6PX	Intermediate Term Bond	Catholic Responsible Investments Bd Ins: Class Inst Investment Adviser: Teachers Advisors, LLC SubAdviser: Loomis, Sayles & Company LP;Brandywine Global Investment Mgmt, LLC;Mercer Investments LLC;Sun Life Capital Management (U.S) LLC;Teachers Advisors, LLC	0.35		2.08
06-6R6	Large Cap Blend	Catholic Rsp Invst Mlt-Styl US Eq Ins: Class Inst Investment Adviser: Wellington Management Company LLP SubAdviser: Mar Vista Investment Partners, LLC;T. Rowe Price Associates, Inc.;Mercer Investments LLC;Boston Partners Global Investors, Inc;William Blair Investment Management, LLC	0.65		16.25

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-6R7	Large Cap Blend	Catholic Rspnsbl Invst Equity Idx Ins: Class Inst Investment Adviser: Rhumbline Advisers SubAdviser: Rhumbline Advisers;Mercer Investments LLC	0.09	*	24.69
06-6PY	Foreign Small/Mid Eqty	Catholic Rspnsbl Invst Intl Sm-Cp Ins: Class Inst Investment Adviser: Christian Brothers Inv Srvc Inc SubAdviser: Lazard Asset Management LLC;Parametric Portfolio Associates LLC;Mercer Investments LLC;Allspring Global Investments, LLC	1.15	*	7.72
06-6R3	Foreign Blend	Catholic Rspnsbl Invstmnts Intl Eq Inv: Class Inv Investment Adviser: Christian Brothers Inv Srvc Inc SubAdviser: Causeway Capital Management LLC;Principal Global Investors LLC;WCM Investment Management;Mercer Investments LLC	0.95		6.36
06-6R4	Small Cap Blend	Catholic Rspnsbl Invstmnts Small-Cap Ins: Class Inst Investment Adviser: Rhumbline Advisers SubAdviser: Rhumbline Advisers;Mercer Investments LLC	0.28		8.14
06-3G6	Large Cap Blend	ClearBridge Appreciation IS: Class Inst Investment Adviser: ClearBridge Investments, LLC. SubAdviser: ClearBridge Investments, LLC	0.57		22.87	12.98	12.17
06-3XJ	Foreign Growth	ClearBridge International Growth IS: Class Inst Investment Adviser: ClearBridge Investments, LLC.	0.70		7.57	4.79
06-GJT	Foreign Value	ClearBridge International Value IS: Class Inst Investment Adviser: ClearBridge Investments, LLC. SubAdviser: ClearBridge Investments, LLC	0.84	*	2.73	4.34	3.17
06-GJW	Large Cap Growth	ClearBridge Large Cap Growth IS: Class Inst Investment Adviser: ClearBridge Investments, LLC. SubAdviser: ClearBridge Investments, LLC	0.66		28.11	14.94	14.62
06-47N	Mid Cap Blend	ClearBridge Mid Cap I: Class Inst** Investment Adviser: ClearBridge Investments, LLC. SubAdviser: ClearBridge Investments, LLC	0.86	*	10.15	7.14	7.57
06-6TR	Mid Cap Blend	ClearBridge Mid Cap IS: Class Inst Investment Adviser: ClearBridge Investments, LLC. SubAdviser: ClearBridge Investments, LLC	0.76	*	10.27	7.24	7.68
06-6NT	Mid Cap Growth	ClearBridge Select IS: Class Inst Investment Adviser: ClearBridge Investments, LLC. SubAdviser: ClearBridge Investments, LLC	0.98		21.54	14.10	14.81

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-64M	Small Cap Growth	ClearBridge Small Cap Growth IS: Class Inst Investment Adviser: ClearBridge Investments, LLC. SubAdviser: ClearBridge Investments, LLC	0.78		4.49	5.68	8.25
06-3XF	Large Cap Blend	ClearBridge Sustainability Leaders IS: Class Inst Investment Adviser: ClearBridge Investments, LLC. SubAdviser: ClearBridge Investments, LLC	0.75	*	14.41	12.35
06-6PK	World Stock	Cohen & Steers Preferred Sec & Inc Z: Class Inst Investment Adviser: Cohen & Steers Capital Management, Inc.	0.79		10.45	2.59	4.71
06-3KT	Specialty	Cohen & Steers Real Estate Securities Z: Class Inst Investment Adviser: Cohen & Steers Capital Management, Inc.	0.75		6.79	4.52	7.07
06-3KV	Specialty	Cohen & Steers Realty Shares L: Class Other Investment Adviser: Cohen & Steers Capital Management, Inc.	0.88	*	6.50	4.51	6.55
06-CWF	Foreign Small/Mid Eqty	Columbia Acorn International Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.89	*	-4.75	-0.30	3.27
06-66M	Balanced	Columbia Capital Alloc Mod Agrsv Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.67		13.33	7.09	7.31
06-66P	Balanced	Columbia Capital Allocation Agrsv Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.70		15.81	8.60	8.46
06-66J	Balanced	Columbia Capital Allocation Mod Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.63		10.59	5.49	6.02
06-46K	Large Cap Blend	Columbia Contrarian Core Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.62		23.51	15.20	12.92
06-4FK	Large Cap Value	Columbia Dividend Income Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.54		15.18	10.58	10.90
06-CWG	Emerging Market Bond	Columbia Emerging Markets Bond Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.70		6.31	0.92	3.20
06-67R	Large Cap Growth	Columbia Integrated Large Cap Gr Ins 3: Class Retirement Investment Adviser: Columbia Threadneedle Investments	0.44	*	32.03	17.93
06-FTP	Foreign Value	Columbia Overseas Value Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.78	*	4.91	4.96
06-FTT	Intermediate Term Bond	Columbia Quality Income Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.49	*	1.90	-1.19	1.02
06-4GF	Large Cap Growth	Columbia Select Large Cap Growth Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.64	*	16.13	12.32	12.14

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4GG	Large Cap Value	Columbia Select Large Cap Value Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.42	*	12.98	9.92	9.46
06-64W	Mid Cap Value	Columbia Select Mid Cap Value Instl 3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.77		13.31	10.06	8.66
06-6PN	Specialty	Columbia Seligman Global Tech Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.91	*	26.76	20.91
06-FTR	Specialty	Columbia Seligman Tech & Info Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.85		27.22	20.72
06-4YY	Small Cap Value	Columbia Small Cap Value I Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.82	*	9.07	11.23	9.26
06-6RP	Small Cap Growth	Columbia Small Cap Growth Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.85		24.45	10.65	13.30
06-3YK	Diversified Emerging Markets	Macquarie Emerging Markets R6: Class Retirement Investment Adviser: Macquarie Asset Management SubAdviser: Macquarie Investment Management Global Limited	1.05	*	6.61	2.05
06-CXY	Balanced	Macquarie Balanced Fund Class R6: Class Retirement Investment Adviser: Macquarie Investment Management SubAdviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.72	*	16.12	8.81	7.59
06-6XP	World Bond	Macquarie Global Bond Fund Class R6: Class Retirement Investment Adviser: Waddell & Reed Investment Management Co SubAdviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.59	*	3.21	1.59	2.54
06-GMF	High Yield Bond	Macquarie High Income Fund Class R6: Class Retirement Investment Adviser: Ivy Investment Management Company SubAdviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.63	*	6.28	3.79	4.50
06-3VY	Mid Cap Growth	Macquarie Mid Cap Growth R6: Class Retirement Investment Adviser: Macquarie Asset Management SubAdviser: Macquarie Investment Management Global Limited	0.68	*	2.55	8.38	10.30

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GMG	Specialty	Macquarie Science and Technology R6: Class Retirement Investment Adviser: Macquarie Asset Management SubAdviser: Macquarie Investment Management Global Limited	0.84		31.80	14.81	14.26
06-FNR	Small Cap Blend	Macquarie Smid Cap Core Fund R6: Class Retirement Investment Adviser: Macquarie Asset Management SubAdviser: Macquarie Investment Management Global Limited	0.77	*	14.98	8.43	8.85
06-3XY	Diversified Emerging Markets	Macquarie Systematic Em Mkts Eq R6: Class Retirement Investment Adviser: Macquarie Asset Management SubAdviser: Macquarie Investment Management Global Limited	0.65	*	8.12	2.64	4.73
06-3GP	Small Cap Blend	Macquarie Small Cap Core R6: Class Retirement Investment Adviser: Macquarie Asset Management SubAdviser: Macquarie Investment Management Global Limited	0.72		10.41	8.61
06-3CN	Small Cap Value	Macquarie Small Cap Value R6: Class Retirement Investment Adviser: Macquarie Asset Management SubAdviser: Macquarie Investment Management Global Limited	0.71		11.32	7.39
06-GKJ	Specialty	DFA Commodity Strategy Institutional: Class Inst Investment Adviser: Dimensional Fund Advisors LP SubAdviser: Dimensional Fund Advisors Ltd;DFA Australia Limited	0.32		5.91	6.22	1.44
06-3CV	Diversified Emerging Markets	DFA Em Mkts Sustnby Cor 1 Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP SubAdviser: Dimensional Fund Advisors Ltd;DFA Australia Limited	0.42	*	6.66	2.79
06-3F9	Diversified Emerging Markets	DFA Emerging Markets Core Equity I: Class Inst Investment Adviser: Dimensional Fund Advisors LP SubAdviser: Dimensional Fund Advisors Ltd;DFA Australia Limited	0.40		7.32	4.53	4.84
06-CWJ	Diversified Emerging Markets	DFA Emerging Markets I: Class Inst Investment Adviser: DFA Australia Limited SubAdviser: Dimensional Fund Advisors Ltd;DFA Australia Limited	0.36	*	6.90	3.25	4.24
06-6MG	Diversified Emerging Markets	DFA Emerging Markets Value I: Class Inst Investment Adviser: Dimensional Fund Advisors LP SubAdviser: Dimensional Fund Advisors Ltd;DFA Australia Limited	0.44	*	6.17	4.98	4.83
06-3C4	World Bond	DFA Five-Year Global Fixed-Income I: Class Inst Investment Adviser: Dimensional Fund Advisors LP SubAdviser: Dimensional Fund Advisors Ltd;DFA Australia Limited	0.21		5.37	0.75	1.46
06-CWK	Balanced	DFA Global Allocation 25/75 I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.24	*	7.43	4.04	3.90

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CWM	Balanced	DFA Global Allocation 60/40 I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.25	*	11.32	7.26	6.74
06-CWN	World Stock	DFA Global Equity I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.26	*	15.71	10.67	9.59
06-3CW	Specialty	DFA Global Real Estate Securities Port: Class Inst Investment Adviser: Dimensional Fund Advisors LP SubAdviser: Dimensional Fund Advisors Ltd;DFA Australia Limited	0.22	*	1.93	0.74	3.95
06-GKK	Inflation-Protec Bond	DFA Inflation-Protected Securities I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.11		2.01	1.86	2.29
06-4FV	Int Government Bond	DFA Intermediate Govt Fixed-Income I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.12		0.46	-0.72	0.94
06-4NH	Intermediate Term Bond	DFA Intermediate-Term Extnd Qlty I: Class Inst Investment Adviser: Dimensional Fund Advisors LP SubAdviser: Dimensional Fund Advisors Ltd;DFA Australia Limited	0.20	*	2.89	0.39	2.33
06-CWP	Foreign Blend	DFA International Core Equity I: Class Inst Investment Adviser: Dimensional Fund Advisors LP SubAdviser: Dimensional Fund Advisors Ltd;DFA Australia Limited	0.23		3.99	5.33	5.78
06-CWR	Foreign Small/Mid Eqty	DFA International Small Company I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.39		3.77	4.20	6.02
06-6MH	Foreign Value	DFA International Value I: Class Inst Investment Adviser: Dimensional Fund Advisors LP SubAdviser: Dimensional Fund Advisors Ltd;DFA Australia Limited	0.28	*	6.88	7.13	5.60
06-3C7	Foreign Blend	DFA Intl Sustainability Core 1: Class Inst Investment Adviser: Dimensional Fund Advisors LP SubAdviser: Dimensional Fund Advisors Ltd;DFA Australia Limited	0.24		5.00	5.06	5.77
06-CWT	Intermediate Term Bond	DFA Investment Grade I: Class Inst Investment Adviser: Dimensional Fund Advisors LP SubAdviser: Dimensional Fund Advisors Ltd;DFA Australia Limited	0.19		1.81	0.24	1.81
06-6HT	Foreign Blend	DFA Large Cap International I: Class Inst Investment Adviser: Dimensional Fund Advisors LP SubAdviser: Dimensional Fund Advisors Ltd;DFA Australia Limited	0.17		4.56	5.51	5.58
06-CWV	Specialty	DFA Real Estate Securities I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.18	*	5.52	3.47	5.72

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4NG	Short Term Bond	DFA Short-Term Extended Quality I: Class Inst** Investment Adviser: Dimensional Fund Advisors LP SubAdviser: Dimensional Fund Advisors Ltd;DFA Australia Limited	0.18		5.50	1.40	1.80
06-4NF	Large Cap Blend	DFA US Core Equity 1 I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.15		21.35	13.49	11.96
06-CWW	Large Cap Growth	DFA US Large Cap Growth Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.18		23.83	15.08	13.84
06-3C3	Large Cap Value	DFA US Large Cap Value I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.23	*	12.75	8.55	8.59
06-CWX	Large Cap Blend	DFA US Large Company I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.08	*	24.91	14.46	13.04
06-3YM	Small Cap Blend	DFA US Micro Cap I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.41		11.42	10.35	8.92
06-CWY	Small Cap Growth	DFA US Small Cap Growth Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.32		13.85	11.27	9.71
06-GFK	Small Cap Blend	DFA US Small Cap I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.27	*	11.49	10.49	8.78
06-4NC	Small Cap Value	DFA US Small Cap Value I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.31		9.57	12.44	8.61
06-6Y7	Large Cap Blend	DFA US Social Core Equity 2 Portfolio: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.22		22.08	13.30	11.33
06-3C6	Large Cap Blend	DFA US Sustainability Core 1: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.17		23.18	14.45	12.73
06-CXC	Small Cap Value	DFA US Targeted Value I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.29	*	9.33	12.37	9.16
06-CXF	World Bond	DFA World ex US Government Fxd Inc I: Class Inst Investment Adviser: Dimensional Fund Advisors LP SubAdviser: Dimensional Fund Advisors Ltd;DFA Australia Limited	0.20		1.59	-1.68	1.24
06-6YT	Intermediate Term Bond	Diamond Hill Core Bond Y: Class Inst Investment Adviser: Diamond Hill Capital Management Inc	0.35		3.53	0.86
06-3PK	Mgd Asset Allocation	Dimensional 2010 Target Dt Rtr Inc Instl: Class Inst*** Investment Adviser: Dimensional Fund Advisors LP	0.18	*	5.75	4.24

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3PM	Mgd Asset Allocation	Dimensional 2015 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.17	*	5.48	4.04
06-3PN	Mgd Asset Allocation	Dimensional 2020 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.18	*	4.53	3.46
06-3PP	Mgd Asset Allocation	Dimensional 2025 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.16		3.86	3.14
06-3PR	Mgd Asset Allocation	Dimensional 2030 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.17		5.13	3.92
06-3PT	Mgd Asset Allocation	Dimensional 2035 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.18		7.31	5.25
06-3PV	Mgd Asset Allocation	Dimensional 2040 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.19		11.11	7.34
06-3PW	Mgd Asset Allocation	Dimensional 2045 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.20	*	15.44	9.82
06-3PX	Mgd Asset Allocation	Dimensional 2050 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.21	*	17.05	10.67
06-3PY	Mgd Asset Allocation	Dimensional 2055 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.22	*	17.19	10.70
06-3R3	Mgd Asset Allocation	Dimensional 2060 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.22	*	17.10	10.67
06-3R4	Mgd Asset Allocation	Dimensional Retirement Income Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.18	*	6.20	3.91
06-6RK	Intermediate Term Bond	Dodge & Cox Income X: Class Other Investment Adviser: Dodge & Cox	0.33	*	2.34
06-6Y6	Foreign Value	Dodge & Cox International Stock X: Class Other Investment Adviser: Dodge & Cox	0.52	*	3.90
06-6MT	Large Cap Value	Dodge & Cox Stock X: Class Other Investment Adviser: Dodge & Cox	0.41	*	14.62
06-6J4	Diversified Emerging Markets	Driehaus Emerging Markets Growth Instl: Class Inst Investment Adviser: Driehaus Capital Management LLC	1.09		7.69	3.18
06-3VJ	Diversified Emerging Markets	DWS Emerging Markets Equity R6: Class Retirement Investment Adviser: DWS Americas SubAdviser: DWS International GmbH	0.92	*	7.63	-1.17

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-6M6	World Allocation	DWS RREEF Real Assets R6: Class Retirement Investment Adviser: DWS Americas SubAdviser: RREEF America L.L.C.	0.90	*	5.56	4.74	4.71
06-CWH	Specialty	DWS RREEF Real Estate Securities R6: Class Retirement Investment Adviser: DWS Americas SubAdviser: RREEF America L.L.C.	0.54		6.24	3.44	5.78
06-6MK	Cash	Federated Hermes Govt Obl Premier: Class Inst** Investment Adviser: Federated Hermes, Inc.	0.15	*	5.19	2.42
06-6GY	Intermediate Term Bond	Federated Hermes Total Return Bond R6: Class Retirement Investment Adviser: Federated Hermes, Inc.	0.38	*	1.90	0.61
06-4NJ	Intermediate Term Bond	Federated Hermes Corporate Bond R6: Class Retirement Investment Adviser: Federated Hermes, Inc.	0.59	*	2.67	0.74
06-3GV	High Yield Bond	Federated Hermes Instl High Yield Bd R6: Class Retirement Investment Adviser: Federated Hermes, Inc.	0.49	*	6.50	3.45
06-GKN	Foreign Blend	Federated Hermes Intl Leaders R6: Class Retirement Investment Adviser: Federated Hermes, Inc.	0.74	*	-0.90	5.25	4.80
06-CXG	Large Cap Growth	Federated Hermes Kaufmann Large Cap R6: Class Retirement Investment Adviser: Federated Hermes, Inc.	0.78	*	24.71	11.24	12.16
06-4PW	Small Cap Growth	Federated Hermes Kaufmann Small Cap IS: Class Inst Investment Adviser: Federated Hermes, Inc.	0.90	*	9.35	5.16
06-3MG	Small Cap Blend	Federated Hermes MDT Small Cap Core R6: Class Retirement Investment Adviser: Federated Hermes, Inc.	0.88		14.83	10.17
06-FTX	Small Cap Growth	Federated Hermes MDT Small Cap Growth R6: Class Retirement Investment Adviser: Federated Hermes, Inc.	0.88	*	15.62	8.69
06-GKM	High Yield Bond	Federated Hermes Opportunistic HY Bd R6: Class Retirement Investment Adviser: Federated Hermes, Inc.	0.72	*	6.69	4.25
06-3HR	Large Cap Blend	Fidelity 500 Index: Class Other Investment Adviser: Geode Capital Management, LLC SubAdviser: Geode Capital Management, LLC	0.02		25.00	14.51	13.09
06-6XJ	Mgd Asset Allocation	Fidelity Freedom Blend 2010 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.21		5.33	3.19
06-6XK	Mgd Asset Allocation	Fidelity Freedom Blend 2015 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.22		6.23	3.89

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-6WG	Mgd Asset Allocation	Fidelity Freedom Blend 2020 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.23	7.20	4.56
06-6XF	Mgd Asset Allocation	Fidelity Freedom Blend 2025 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.25	8.07	5.19
06-6WY	Mgd Asset Allocation	Fidelity Freedom Blend 2030 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.26	9.12	6.01
06-6X4	Mgd Asset Allocation	Fidelity Freedom Blend 2035 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.28	10.88	7.39
06-6XM	Mgd Asset Allocation	Fidelity Freedom Blend 2040 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.29	12.96	8.65
06-6X6	Mgd Asset Allocation	Fidelity Freedom Blend 2045 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.30	13.77	8.88
06-6XG	Mgd Asset Allocation	Fidelity Freedom Blend 2050 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.30	13.78	8.90
06-6XN	Mgd Asset Allocation	Fidelity Freedom Blend 2055 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.30	13.77	8.88
06-6X7	Mgd Asset Allocation	Fidelity Freedom Blend 2060 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.30	13.83	8.90
06-6XH	Mgd Asset Allocation	Fidelity Freedom Blend 2065 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.30	13.76	8.89
06-6WX	Mgd Asset Allocation	Fidelity Freedom Blend Inc K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.21	4.41	2.30
06-GHM	Mgd Asset Allocation	Fidelity Advisor Freedom 2010 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.25	5.45	3.33
06-GHN	Mgd Asset Allocation	Fidelity Advisor Freedom 2015 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.26	6.41	4.00
06-GHP	Mgd Asset Allocation	Fidelity Advisor Freedom 2020 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.29	7.44	4.67
06-GHR	Mgd Asset Allocation	Fidelity Advisor Freedom 2025 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.34	8.27	5.26
06-GHT	Mgd Asset Allocation	Fidelity Advisor Freedom 2030 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.37	9.31	6.06
06-GHV	Mgd Asset Allocation	Fidelity Advisor Freedom 2035 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.41	11.03	7.38
06-GHW	Mgd Asset Allocation	Fidelity Advisor Freedom 2040 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.45	13.20	8.59

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-GHX	Mgd Asset Allocation	Fidelity Advisor Freedom 2045 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.46	13.99	8.85
06-GHY	Mgd Asset Allocation	Fidelity Advisor Freedom 2050 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.46	13.95	8.84
06-GJC	Mgd Asset Allocation	Fidelity Advisor Freedom 2055 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.46	13.99	8.85
06-GJF	Mgd Asset Allocation	Fidelity Advisor Freedom 2060 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.46	13.97	8.84
06-63Y	Mgd Asset Allocation	Fidelity Advisor Freedom 2065 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.46	13.97	8.81
06-GJG	Mgd Asset Allocation	Fidelity Advisor Freedom Income K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.24	4.42	2.43
06-FVF	Balanced	Fidelity Advisor® BalancedZ: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd	0.39
06-4N6	Foreign Growth	Fidelity Advisor China Region Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd	0.77	23.35	3.78
06-FVG	Foreign Growth	Fidelity Advisor Diversified Intl Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd	0.73	6.61	5.36	6.34
06-FVH	Large Cap Blend	Fidelity Advisor Diversified Stock Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd	0.44	27.81	16.56	13.19

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4RH	Large Cap Growth	Fidelity Advisor Growth Opps Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.37		39.23	18.87	18.52
06-4G3	Specialty	Fidelity Advisor Industrials Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.59		23.50	12.26
06-FVJ	Foreign Growth	Fidelity Advisor Intl Cap App Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd	0.75		8.15	6.94
06-4G4	Specialty	Fidelity Advisor Intl Real Estate Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA); FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd	0.77		-9.42	-3.83
06-4XH	Foreign Small/Mid Eqty	Fidelity Advisor Intl Small Cap Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd	0.92		0.16	4.60
06-6JF	Intermediate Term Bond	Fidelity Advisor Investment Gr Bd Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.36	*	1.66	0.51
06-3HN	Mid Cap Value	Fidelity Advisor Mid Cap Value Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.76		14.52	11.30

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-6YV	Balanced	Fidelity Advisor Multi-Asset Income Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.74		9.93	8.08
06-FVK	Large Cap Growth	Fidelity Advisor New Insights Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.53		35.40	15.79	13.82
06-4TT	Small Cap Value	Fidelity Advisor Small Cap Value Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.89		9.39	11.55
06-4N4	Specialty	Fidelity Advisor Technology Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.56		35.54	23.88
06-FVM	Intermediate Term Bond	Fidelity Advisor Total Bond Z: Class Inst Investment Adviser: Fidelity Institutional Asset Management SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA); FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd	0.36	*	2.56	1.00	2.37
06-6PM	Mid Cap Value	Fidelity Advisor Value Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd	0.75	*	10.58	12.40
06-6FN	Large Cap Growth	Fidelity Blue Chip Growth K6: Class Retirement Investment Adviser: Fidelity Management Trust Company SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.45		38.14	21.78

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-6HR	Large Cap Growth	Fidelity Contrafund K6: Class Retirement Investment Adviser: Fidelity Management Trust Company SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.45	35.37	17.14
06-67W	Mgd Asset Allocation	Fidelity Freedom Index Income Premier: Class Other*** Investment Adviser: Fidelity Management & Research Company LLC	0.05	4.97
06-49Y	Mgd Asset Allocation	Fidelity Freedom Index 2010 Investor: Class Inv*** Investment Adviser: Fidelity Management & Research Company LLC	0.12	5.70	3.22	4.28
06-4C4	Mgd Asset Allocation	Fidelity Freedom Index 2015 Investor: Class Inv*** Investment Adviser: Fidelity Management & Research Company LLC	0.12	6.73	3.88	4.96
06-4C6	Mgd Asset Allocation	Fidelity Freedom Index 2020 Investor: Class Inv*** Investment Adviser: Fidelity Management & Research Company LLC	0.12	7.68	4.51	5.51
06-4C7	Mgd Asset Allocation	Fidelity Freedom Index 2025 Investor: Class Inv*** Investment Adviser: Fidelity Management & Research Company LLC	0.12	8.50	5.10	6.03
06-4C9	Mgd Asset Allocation	Fidelity Freedom Index 2030 Investor: Class Inv*** Investment Adviser: Fidelity Management & Research Company LLC	0.12	9.51	5.84	6.85
06-4CC	Mgd Asset Allocation	Fidelity Freedom Index 2035 Investor: Class Inv*** Investment Adviser: Fidelity Management & Research Company LLC	0.12	11.23	7.14	7.87
06-4CF	Mgd Asset Allocation	Fidelity Freedom Index 2040 Investor: Class Inv*** Investment Adviser: Fidelity Management & Research Company LLC	0.12	13.33	8.35	8.54
06-4CG	Mgd Asset Allocation	Fidelity Freedom Index 2045 Investor: Class Inv*** Investment Adviser: Fidelity Management & Research Company LLC	0.12	14.16	8.60	8.66
06-4CH	Mgd Asset Allocation	Fidelity Freedom Index 2050 Investor: Class Inv*** Investment Adviser: Fidelity Management & Research Company LLC	0.12	14.17	8.60	8.67
06-4CJ	Mgd Asset Allocation	Fidelity Freedom Index 2055 Investor: Class Inv*** Investment Adviser: Fidelity Management & Research Company LLC	0.12	14.16	8.61	8.66
06-4CK	Mgd Asset Allocation	Fidelity Freedom Index 2060 Investor: Class Inv*** Investment Adviser: Fidelity Management & Research Company LLC	0.12	14.17	8.60	8.66
06-4F3	Mgd Asset Allocation	Fidelity Freedom Index 2065 Investor: Class Inv*** Investment Adviser: Fidelity Management & Research Company LLC	0.13	14.11	8.59
06-4F4	Mgd Asset Allocation	Fidelity Freedom Index Income Investor: Class Inv*** Investment Adviser: Fidelity Management & Research Company LLC	0.12	4.96	2.42	3.15

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-6H7	Mgd Asset Allocation	Fidelity Freedom Index 2010 Instl Prem: Class Other Investment Adviser: Fidelity Management & Research Company LLC	0.08	5.83	3.27
06-67Y	Mgd Asset Allocation	Fidelity Freedom Index 2010 Premier: Class Other*** Investment Adviser: Fidelity Management & Research Company LLC	0.05	5.79
06-6H9	Mgd Asset Allocation	Fidelity Freedom Index 2015 Instl Prem: Class Other Investment Adviser: Fidelity Management & Research Company LLC	0.08	6.77	3.92
06-69C	Mgd Asset Allocation	Fidelity Freedom Index 2015 Premier: Class Other*** Investment Adviser: Fidelity Management & Research Company LLC	0.05	6.81
06-6HW	Mgd Asset Allocation	Fidelity Freedom Index 2020 Instl Prem: Class Other Investment Adviser: Fidelity Management & Research Company LLC	0.08	7.74	4.54
06-69F	Mgd Asset Allocation	Fidelity Freedom Index 2020 Premier: Class Other*** Investment Adviser: Fidelity Management & Research Company LLC	0.05	7.78
06-6HC	Mgd Asset Allocation	Fidelity Freedom Index 2025 Instl Prem: Class Other Investment Adviser: Fidelity Management & Research Company LLC	0.08	8.54	5.14
06-69G	Mgd Asset Allocation	Fidelity Freedom Index 2025 Premier: Class Other*** Investment Adviser: Fidelity Management & Research Company LLC	0.05	8.58
06-6HF	Mgd Asset Allocation	Fidelity Freedom Index 2030 Instl Prem: Class Other Investment Adviser: Fidelity Management & Research Company LLC	0.08	9.56	5.89
06-69H	Mgd Asset Allocation	Fidelity Freedom Index 2030 Premier: Class Other*** Investment Adviser: Fidelity Management & Research Company LLC	0.05	9.59
06-6HG	Mgd Asset Allocation	Fidelity Freedom Index 2035 Instl Prem: Class Other Investment Adviser: Fidelity Management & Research Company LLC	0.08	11.28	7.19
06-69J	Mgd Asset Allocation	Fidelity Freedom Index 2035 Premier: Class Other*** Investment Adviser: Fidelity Management & Research Company LLC	0.05	11.31
06-6HH	Mgd Asset Allocation	Fidelity Freedom Index 2040 Instl Prem: Class Other Investment Adviser: Fidelity Management & Research Company LLC	0.08	13.38	8.40
06-69K	Mgd Asset Allocation	Fidelity Freedom Index 2040 Premier: Class Other*** Investment Adviser: Fidelity Management & Research Company LLC	0.05	13.42
06-6HJ	Mgd Asset Allocation	Fidelity Freedom Index 2045 Instl Prem: Class Other Investment Adviser: Fidelity Management & Research Company LLC	0.08	14.20	8.65
06-69M	Mgd Asset Allocation	Fidelity Freedom Index 2045 Premier: Class Other*** Investment Adviser: Fidelity Management & Research Company LLC	0.05	14.23
06-6HK	Mgd Asset Allocation	Fidelity Freedom Index 2050 Instl Prem: Class Other Investment Adviser: Fidelity Management & Research Company LLC	0.08	14.22	8.66

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-69N	Mgd Asset Allocation	Fidelity Freedom Index 2050 Premier: Class Other*** Investment Adviser: Fidelity Management & Research Company LLC	0.05	14.21
06-6HM	Mgd Asset Allocation	Fidelity Freedom Index 2055 Instl Prem: Class Other Investment Adviser: Fidelity Management & Research Company LLC	0.08	14.20	8.64
06-69P	Mgd Asset Allocation	Fidelity Freedom Index 2055 Premier: Class Other*** Investment Adviser: Fidelity Management & Research Company LLC	0.05	14.23
06-6HN	Mgd Asset Allocation	Fidelity Freedom Index 2060 Instl Prem: Class Other Investment Adviser: Fidelity Management & Research Company LLC	0.08	14.22	8.64
06-69R	Mgd Asset Allocation	Fidelity Freedom Index 2060 Premier: Class Other*** Investment Adviser: Fidelity Management & Research Company LLC	0.05	14.25
06-6HP	Mgd Asset Allocation	Fidelity Freedom Index 2065 Instl Prem: Class Other Investment Adviser: Fidelity Management & Research Company LLC	0.09	14.24	8.64
06-69T	Mgd Asset Allocation	Fidelity Freedom Index 2065 Premier: Class Other*** Investment Adviser: Fidelity Management & Research Company LLC	0.06	14.27
06-6H6	Mgd Asset Allocation	Fidelity Freedom Index Inc Instl Prem: Class Other Investment Adviser: Fidelity Management & Research Company LLC	0.08	5.01	2.47
06-3WN	Diversified Emerging Markets	Fidelity Emerging Markets Idx: Class No Load Investment Adviser: Geode Capital Management, LLC SubAdviser: Geode Capital Management, LLC	0.08	6.80	1.32	3.35
06-6WW	Diversified Emerging Markets	Fidelity Emerging Markets K: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd	0.74	7.26	3.88	6.24
06-3WJ	Mid Cap Blend	Fidelity Extended Market Index: Class No Load Investment Adviser: Geode Capital Management, LLC SubAdviser: Geode Capital Management, LLC	0.04	16.98	9.90	9.46
06-3WK	Inflation-Protec Bond	Fidelity Inflation-Prot Bd Index: Class No Load Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.05	2.01	1.81	2.18
06-3HX	Foreign Blend	Fidelity International Index: Class No Load Investment Adviser: Geode Capital Management, LLC SubAdviser: Geode Capital Management, LLC	0.04	3.71	4.87	5.38

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4H6	Foreign Blend	Fidelity Intl Sustainability Idx: Class No Load Investment Adviser: Geode Capital Management, LLC SubAdviser: Geode Capital Management, LLC	0.20		5.68	3.64
06-6PP	Cash	Fidelity Inv MM Government Instl: Class Inst** Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.14	*	5.21	2.41	1.70
06-4RK	Large Cap Growth	Fidelity Large Cap Growth Idx: Class No Load Investment Adviser: Geode Capital Management, LLC SubAdviser: Geode Capital Management, LLC	0.04		33.26	18.94
06-4RJ	Large Cap Value	Fidelity Large Cap Value Index: Class No Load Investment Adviser: Geode Capital Management, LLC SubAdviser: Geode Capital Management, LLC	0.04		14.35	8.68
06-3HW	Mid Cap Blend	Fidelity Mid Cap Index: Class No Load Investment Adviser: Geode Capital Management, LLC SubAdviser: Geode Capital Management, LLC	0.03		15.35	9.93	9.63
06-4N3	Balanced	Fidelity Multi-Asset Index: Class No Load Investment Adviser: Fidelity Management & Research Company LLC	0.11	*	13.12	8.52	8.57
06-3WP	Specialty	Fidelity Real Estate Index: Class No Load Investment Adviser: Geode Capital Management, LLC SubAdviser: Geode Capital Management, LLC	0.07		4.97	1.60	3.95
06-3HV	Small Cap Blend	Fidelity Small Cap Index: Class No Load Investment Adviser: Geode Capital Management, LLC SubAdviser: Geode Capital Management, LLC	0.03		11.69	7.50	7.96
06-4H4	Intermediate Term Bond	Fidelity Sustainability Bond Index: Class No Load Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.10		1.23	-0.41
06-3WH	Foreign Blend	Fidelity Total International Index: Class No Load Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: Geode Capital Management, LLC	0.06		4.99	4.11

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3MR	Large Cap Blend	Fidelity Total Market Index: Class No Load Investment Adviser: Geode Capital Management, LLC SubAdviser: Geode Capital Management, LLC	0.02		23.88	13.80	12.50
06-3X3	Large Cap Blend	Fidelity U.S. Sustainability Index: Class No Load Investment Adviser: Geode Capital Management, LLC SubAdviser: Geode Capital Management, LLC	0.11		23.60	14.70
06-3HT	Intermediate Term Bond	Fidelity U.S. Bond Index: Class No Load Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.03		1.34	-0.31	1.33
06-3VC	World Allocation	First Eagle Global R6: Class Retirement Investment Adviser: First Eagle Investment Management, LLC	0.79		12.14	7.81
06-6NG	Specialty	First Eagle Gold R6: Class Retirement Investment Adviser: First Eagle Investment Management, LLC	0.83		10.70	7.16
06-3VF	Foreign Blend	First Eagle Overseas R6: Class Retirement Investment Adviser: First Eagle Investment Mgt, LLC	0.80		6.52	4.23
06-6MW	Small Cap Value	First Eagle Small Cap Opportunity R6: Class Retirement Investment Adviser: First Eagle Investment Mgt, LLC	1.01		6.49
06-3RY	Large Cap Growth	Franklin DynaTech R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.45		31.01	15.25	16.10
06-3T3	Large Cap Value	Franklin Equity Income R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.50	*	18.41	10.03	9.70
06-4PN	Large Cap Growth	Franklin Growth Opportunities R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.58		25.92	13.92	13.12
06-FXP	Large Cap Growth	Franklin Growth R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.46		18.23	12.77	12.77
06-GKR	Balanced	Franklin Income R6: Class Retirement Investment Adviser: Franklin Templeton Invts	0.41	*	7.32	6.35	5.77
06-3T4	Foreign Growth	Franklin Intl Growth R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.76	*	0.75	1.39	5.90
06-3TN	Balanced	Franklin Managed Income R6: Class Retirement Investment Adviser: Franklin Templeton Invts	0.59	*	5.13	5.25	5.98
06-FXR	World Stock	Franklin Mutual Global Discovery R6: Class Retirement Investment Adviser: Franklin Templeton Invts	0.89		4.92	6.73	6.38

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3T6	World Allocation	Franklin Mutual Quest R6: Class Retirement Investment Adviser: Franklin Templeton Invts	0.75	*	8.86	4.21	4.25
06-4PG	Specialty	Franklin Real Estate Securities R6: Class Retirement Investment Adviser: Franklin Templeton Invts	0.64	*	3.93	3.29	4.93
06-3T7	Large Cap Blend	Franklin Rising Dividends R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.52	*	11.18	10.71	10.71
06-3T9	Small Cap Growth	Franklin Small Cap Growth R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.67	*	13.18	7.94	9.25
06-GKT	Small Cap Value	Franklin Small Cap Value R6: Class Retirement*** Investment Adviser: Franklin Templeton Investments	0.60	*	11.75	8.77	8.52
06-3TC	Mid Cap Growth	Franklin Small-Mid Cap Growth R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.50	*	11.76	10.39	10.11
06-CXH	Multisector Bond	Franklin Core Plus Bond Fund R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.50	*	3.65	1.45	2.32
06-3RV	Int Government Bond	Franklin US Government Secs R6: Class Retirement Investment Adviser: Franklin Templeton Invts	0.51	*	0.86	-0.72	0.59
06-FNP	Specialty	Franklin Utilities R6: Class Retirement Investment Adviser: Franklin Templeton Invts	0.50	*	27.82	7.62	8.66
06-GKV	Short Term Bond	Frost Credit Institutional: Class Inst Investment Adviser: Frost Investment Advisors, LLC	0.70		8.25	4.57	4.69
06-GKW	Large Cap Growth	Frost Growth Equity Inst: Class Inst Investment Adviser: Frost Investment Advisors, LLC	0.67		29.97	16.49	15.23
06-GKX	Short Term Bond	Frost Total Return Bond Inst: Class Inst Investment Adviser: Frost Investment Advisors, LLC	0.46		6.43	3.23	3.24
06-4PV	Intermediate Term Bond	Goldman Sachs Core Fixed Income R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management B.V.	0.38	*	1.50	0.03
06-3GG	Diversified Emerging Markets	Goldman Sachs Emerging Markets Eq R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management B.V.	1.02	*	9.16	0.81
06-CXJ	Cash	Goldman Sachs FS Government R6: Class Retirement** Investment Adviser: Goldman Sachs Asset Management, L.P.	0.18		5.18	2.42
06-CXM	Foreign Blend	Goldman Sachs Intl Eq Insghts R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.81	*	6.27	5.66
06-6YX	Foreign Value	Goldman Sachs International Eq Inc R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.83	*	8.83	6.92

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CXN	Large Cap Growth	Goldman Sachs Large Cap Gr Insghts R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.55	*	36.41	17.73
06-CXP	Large Cap Value	Goldman Sachs Large Cp Val Insghts R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.55	*	17.81	9.48
06-CXR	Mid Cap Blend	Goldman Sachs Mid Cap Value R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.83		12.23	9.91
06-CXK	Mid Cap Growth	Goldman Sachs Mid Cap Growth R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.85	*	20.53	11.32
06-46M	Small Cap Blend	Goldman Sachs Small Cap Eq Insghts R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management B.V.	0.83	*	19.07	8.63
06-CXT	Small Cap Blend	Goldman Sachs Small Cap Value R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.95	*	7.72	5.74
06-4NP	Mid Cap Growth	Goldman Sachs Small/Mid Cap Growth R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.91		12.50	8.77
06-FXT	Large Cap Blend	Goldman Sachs US Equity Insights R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management B.V.	0.56	*	28.86	14.52
06-6KG	Intermediate Term Bond	Guggenheim Macro Opportunities R6: Class Retirement Investment Adviser: Guggenheim Investments	0.93	*	7.75	4.36
06-6KF	Intermediate Term Bond	Guggenheim Total Return Bond R6: Class Retirement Investment Adviser: Guggenheim Investments	0.49	*	3.20	1.51
06-3MT	World Stock	GuideStone Funds Aggressive Allc Inv: Class Other Investment Adviser: GuideStone Capital Management, LLC SubAdviser: Parametric Portfolio Associates LLC	1.10		15.43	8.25	8.24
06-3MV	Balanced	GuideStone Funds Balanced Allc Inv: Class Other Investment Adviser: GuideStone Capital Management, LLC SubAdviser: Parametric Portfolio Associates LLC	0.97		8.32	3.98	4.64
06-3MW	Balanced	GuideStone Funds Conservative Allc Inv: Class Other Investment Adviser: GuideStone Capital Management, LLC SubAdviser: Parametric Portfolio Associates LLC	0.91		6.68	2.97	3.30
06-3MX	Balanced	GuideStone Funds Defensv Mkt Strats Inv: Class Other Investment Adviser: GuideStone Capital Management, LLC SubAdviser: Shenkman Capital Management Inc;Parametric Portfolio Associates LLC;PGIM Quantitative Solutions LLC;Wellington Management Company LLP;Neuberger Berman Investment Advisers LLC	0.95		11.34	6.13	7.30

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3YV	Diversified Emerging Markets	GuideStone Funds Emerging Mkts Eq Instl: Class Inst Investment Adviser: GuideStone Capital Management, LLC SubAdviser: Goldman Sachs Asset Management, L.P.;Parametric Portfolio Associates LLC;Wellington Management Company LLP;AQR Capital Management LLC;RBC Global Asset Management (UK) Limited	1.07	*	8.23	2.53	3.08
06-3YW	Large Cap Blend	GuideStone Funds Equity Index Instl: Class Inst Investment Adviser: Legal & General Investment Management America Inc SubAdviser: Legal & General Investment Management America Inc	0.12		24.87	14.26	12.98
06-3YY	World Bond	GuideStone Funds Global Bond Instl: Class Inst Investment Adviser: GuideStone Capital Management, LLC SubAdviser: Loomis, Sayles & Company LP;Parametric Portfolio Associates LLC;Western Asset Management Company, LLC;Neuberger Berman Investment Advisers LLC	0.58		0.65	-1.00
06-43C	Specialty	GuideStone Funds Global Rl Est Secs Inst: Class Inst Investment Adviser: GuideStone Capital Management, LLC SubAdviser: Heitman Real Estate Securities LLC;RREEF America L.L.C.	0.90		3.09	1.17
06-3MY	Balanced	GuideStone Funds Growth Allocation Inv: Class Other Investment Adviser: GuideStone Capital Management, LLC SubAdviser: Parametric Portfolio Associates LLC	1.05		12.03	6.17	6.43
06-43F	Large Cap Growth	GuideStone Funds Growth Equity Instl: Class Inst Investment Adviser: GuideStone Capital Management, LLC SubAdviser: Loomis, Sayles & Company LP;J.P. Morgan Investment Management, Inc.;Sands Capital Management, LLC;Parametric Portfolio Associates LLC;William Blair Investment Management, LLC	0.65		30.39	14.18	13.88
06-43G	Foreign Blend	GuideStone Funds International Eq Instl: Class Inst Investment Adviser: GuideStone Capital Management, LLC SubAdviser: Altrinsic Global Advisors LLC;MFS Institutional Advisors Inc; Parametric Portfolio Associates LLC;WCM Investment Management; Wellington Management Company LLP;AQR Capital Management LLC	0.85		6.71	4.63	5.62
06-43H	Intermediate Term Bond	GuideStone Funds Medium-Dur Bd Instl: Class Inst Investment Adviser: GuideStone Capital Management, LLC SubAdviser: Loomis, Sayles & Company LP;Goldman Sachs Asset Management, L.P.;Guggenheim Partners Investment Mgmt LLC; Parametric Portfolio Associates LLC;Pacific Investment Management Company, LLC	0.42		1.86	-0.23	1.52

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-43J	Small Cap Blend	GuideStone Funds Small Cap Equity Instl: Class Inst Investment Adviser: GuideStone Capital Management, LLC SubAdviser: TimesSquare Capital Management, LLC;American Century Investment Management Inc;Jacobs Levy Equity Management, Inc.; Parametric Portfolio Associates LLC;Delaware Investments Fund Advisers	0.95		10.58	8.89	7.77
06-43M	Large Cap Value	GuideStone Funds Value Equity Instl: Class Inst Investment Adviser: GuideStone Capital Management, LLC SubAdviser: TCW Investment Management Co LLC;Parametric Portfolio Associates LLC;American Century Investment Management;Barrow Hanley Mewhinney & Strauss	0.66		16.12	9.47	8.52
06-49R	Large Cap Growth	Harbor Capital Appreciation Retirement: Class Retirement Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	0.59	*	30.57	17.50
06-6JR	Intermediate Term Bond	Harbor Core Bond Retirement: Class Retirement Investment Adviser: Income Research & Management SubAdviser: Income Research & Management	0.26	*	1.64	0.02
06-49T	Mid Cap Value	Harbor Mid Cap Value Retirement: Class Retirement Investment Adviser: LSV Asset Management SubAdviser: LSV Asset Management	0.77	*	12.15	9.10
06-6Y4	Small Cap Growth	Harbor Small Cap Growth Retirement: Class Retirement Investment Adviser: Westfield Capital Management Company, L.P. SubAdviser: Westfield Capital Management Company, L.P.	0.80		9.46	8.69
06-3P9	Balanced	Hartford Balanced Income R6: Class Retirement Investment Adviser: Wellington Management Company LLP SubAdviser: Wellington Management Company LLP	0.56		6.56	4.55	5.88
06-3XH	World Stock	Hartford Climate Opportunities R6: Class Retirement Investment Adviser: Hartford Investment Management Co SubAdviser: Schroder Investment Management North America Ltd; Wellington Management Company LLP;Schroder Investment Management North America Inc.	0.69	*	6.91	9.67
06-3YJ	Large Cap Blend	Hartford Core Equity R6: Class Retirement Investment Adviser: Wellington Management Company LLP SubAdviser: Wellington Management Company	0.36		25.88	12.95
06-3NY	Large Cap Value	Hartford Dividend and Growth R6: Class Retirement Investment Adviser: Wellington Management Company LLP SubAdviser: Wellington Management Company	0.63		12.53	10.76	10.51

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-6W9	Large Cap Value	Hartford Equity Income R6: Class Retirement Investment Adviser: Wellington Management Company LLP SubAdviser: Wellington Management Company	0.65		10.14	9.15	9.37
06-3P4	Large Cap Growth	Hartford Growth Opportunities R6: Class Retirement Investment Adviser: Wellington Management Company LLP SubAdviser: Wellington Management Company	0.75		42.39	17.26	15.34
06-3WC	Foreign Growth	Hartford International Growth R6: Class Retirement Investment Adviser: Wellington Management Company LLP SubAdviser: Wellington Management Company LLP	0.85	*	8.33	3.65
06-3F7	Foreign Blend	Hartford International Opportunities R6: Class Retirement Investment Adviser: Wellington Management Company LLP SubAdviser: Wellington Management Company LLP	0.70		8.50	5.33	5.48
06-39T	Mid Cap Growth	Hartford MidCap R6: Class Retirement Investment Adviser: Wellington Management Company LLP SubAdviser: Wellington Management Company	0.75		6.24	4.95	8.30
06-3NX	Foreign Blend	Hartford Schroders International Stk SDR: Class Retirement Investment Adviser: Schroders Investment Mgt North America SubAdviser: Schroder Investment Management North America Ltd; Schroder Investment Management North America Inc.	0.69		7.45	7.35	7.22
06-3NW	Foreign Value	Hartford Schroders Intl Multi-Cp Val SDR: Class Retirement Investment Adviser: Schroders Investment Mgt North America SubAdviser: Schroder Investment Management North America Ltd; Schroder Investment Management North America Inc.	0.75		6.97	4.41	4.80
06-3P6	Intermediate Term Bond	Hartford Total Return Bond R6: Class Retirement Investment Adviser: Wellington Management Company LLP SubAdviser: Wellington Management Company	0.32		2.51	0.43	1.97
06-3P7	World Bond	Hartford World Bond R6: Class Retirement Investment Adviser: Wellington Management Company LLP SubAdviser: Wellington Management Company	0.63		4.11	1.09	1.82
06-4PM	Large Cap Value	Invesco Comstock R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.45		15.47	11.91	9.91
06-3G7	Intermediate Term Bond	Invesco Core Plus Bond R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.47	*	3.55	0.65	2.31
06-3W4	Intermediate Term Bond	Invesco Corporate Bond R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.37		3.47	1.08	3.17

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-DDD	Diversified Emerging Markets	Invesco Developing Markets R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.88		-0.98	-1.93	2.26
06-6XY	Small Cap Growth	Invesco Discovery R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.65		22.99	11.74	12.40
06-3F3	Mid Cap Growth	Invesco Discovery Mid Cap Growth R6: Class Inst Investment Adviser: Invesco Advisers, Inc	0.67		24.55	10.40	11.66
06-CXV	Large Cap Value	Invesco Diversified Dividend R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.47		13.48	7.97	8.07
06-46C	Large Cap Blend	Invesco Equally-Wtd S&P 500 R6: Class Retirement Investment Adviser: Invesco Advisers, Inc SubAdviser: Invesco Capital Management LLC	0.18		12.82	10.58	10.08
06-CXW	Foreign Growth	Invesco EQV International Equity R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.86		0.70	3.24	4.38
06-4FY	Foreign Small/Mid Eqty	Invesco EQV Intl Small Company R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	1.09	*	-2.12	5.67	5.50
06-FXV	Specialty	Invesco Floating Rate ESG R6: Class Retirement Investment Adviser: Invesco Advisers, Inc SubAdviser: Invesco Senior Secured Management Inc	0.77		7.93	5.10	4.58
06-FYW	World Stock	Invesco Global Opportunities R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.77		-7.11	-2.03	6.38
06-FYV	World Stock	Invesco Global R6: Class Retirement Investment Adviser: Invesco Advisers, Inc.	0.72		16.67	9.65	10.06
06-34Y	Specialty	Invesco Gold & Special Minerals R6: Class Retirement Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds)	0.69		13.47	6.16	8.90
06-FYX	World Bond	Invesco International Bond R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.76		2.23	-1.08	1.23
06-FCC	Foreign Small/Mid Eqty	Invesco International Small-Mid Com R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.99		-6.11	0.90	6.65
06-FNC	Foreign Growth	Invesco Oppenheimer International Gr R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.73		-1.41	3.45	4.80
06-GCC	Specialty	Invesco Senior Floating Rate R6: Class Retirement Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds) SubAdviser: Invesco Senior Secured Management Inc	0.75		8.84	4.94	4.16
06-CXX	Small Cap Growth	Invesco Small Cap Growth R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.75		16.66	7.73	8.65

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-6PR	Small Cap Value	Invesco Small Cap Value R6: Class Retirement*** Investment Adviser: Invesco Advisers, Inc	0.72		25.00	19.77
06-6CH	Specialty	Invesco SteelPath MLP Income R6: Class Retirement Investment Adviser: OFI SteelPath, Inc.	6.24		25.41	16.61	5.52
06-6KP	Mid Cap Value	Invesco Value Opportunities R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.69		30.56	17.22
06-3VK	Foreign Blend	iShares MSCI EAFE Intl Idx K: Class Retirement Investment Adviser: BlackRock Inc SubAdviser: BlackRock Fund Advisors	0.05		3.73	4.88	5.34
06-46N	Foreign Blend	iShares MSCI Total Intl Idx K: Class Retirement Investment Adviser: BlackRock Inc	0.12		5.37	3.91	4.72
06-46P	Large Cap Blend	iShares Russell 1000 Large-Cap Idx K: Class Retirement Investment Adviser: BlackRock Fund Advisors	0.07		24.44	14.22	12.79
06-3GR	Small Cap Blend	iShares Russell 2000 Small-Cap Idx K: Class Retirement Investment Adviser: BlackRock Inc SubAdviser: BlackRock Fund Advisors	0.07		11.47	7.43	7.86
06-3GM	Mid Cap Blend	iShares Russell Mid-Cap Index K: Class Retirement Investment Adviser: BlackRock Fund Advisors SubAdviser: BlackRock Fund Advisors	0.04		15.31	9.95
06-3G4	Large Cap Blend	iShares S&P 500 Index K: Class Retirement Investment Adviser: BlackRock Fund Advisors	0.03		24.94	14.49	13.07
06-3XR	Large Cap Blend	iShares Total US Stock Market Idx K: Class Retirement Investment Adviser: BlackRock Fund Advisors SubAdviser: BlackRock Fund Advisors	0.03		23.84	13.89
06-3VM	Intermediate Term Bond	iShares US Aggregate Bond Index K: Class Other Investment Adviser: BlackRock Fund Advisors	0.05		1.40	-0.32	1.30
06-CYC	Balanced	Janus Henderson Balanced N: Class N Investment Adviser: Janus Henderson Investors	0.57		15.50	8.40	8.76
06-4TJ	World Bond	Janus Henderson Developed World Bond N: Class N Investment Adviser: Janus Henderson Investors Ltd	0.57	*	1.14	-0.41
06-CYF	Mid Cap Growth	Janus Henderson Enterprise N: Class N Investment Adviser: Janus Henderson Investors	0.66		15.39	10.14	12.35
06-CYG	Intermediate Term Bond	Janus Henderson Flexible Bond N: Class N Investment Adviser: Janus Henderson Investors	0.40	*	2.10	0.56	1.80

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3CM	Specialty	Janus Henderson Glb Tech and Innovt N: Class N Investment Adviser: Janus Henderson Investors	0.66		32.47	18.07
06-GMJ	Foreign Value	Janus Henderson Global Equity Income N: Class N Investment Adviser: Janus Henderson Investors Ltd	0.70		7.28	5.11
06-3WT	Specialty	Janus Henderson Global Life Sciences N: Class N Investment Adviser: Janus Henderson Investors	0.68		3.72	7.90
06-3GW	Multisector Bond	Janus Henderson Multi-Sector Income N: Class N Investment Adviser: Janus Henderson Investors	0.58	*	7.06	2.60	4.09
06-6CC	Foreign Blend	Janus Henderson Overseas N: Class N Investment Adviser: Janus Henderson Investors	0.80		6.04	7.34	5.63
06-FCH	Small Cap Value	Janus Henderson Small Cap Value N: Class N Investment Adviser: Janus Henderson Investors	0.99		6.43	4.59	6.73
06-CYH	Small Cap Growth	Janus Henderson Triton N: Class N Investment Adviser: Janus Henderson Investors	0.66		10.54	5.99	8.84
06-3P3	Small Cap Growth	Janus Henderson Venture N: Class N Investment Adviser: Janus Henderson Investors	0.67		14.14	7.44	8.82
06-3GN	Mgd Asset Allocation	JHancock 2010 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC SubAdviser: Manulife Investment Management (US) LLC	0.37	*	6.30	3.85	4.68
06-3H3	Mgd Asset Allocation	JHancock 2015 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC SubAdviser: Manulife Investment Management (US) LLC	0.37	*	6.80	4.16	5.03
06-3H4	Mgd Asset Allocation	JHancock 2020 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC SubAdviser: Manulife Investment Management (US) LLC	0.35	*	7.25	4.54	5.48
06-3H6	Mgd Asset Allocation	JHancock 2025 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC SubAdviser: Manulife Investment Management (US) LLC	0.35	*	8.10	5.36	6.18
06-3H7	Mgd Asset Allocation	JHancock 2030 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC SubAdviser: Manulife Investment Management (US) LLC	0.32	*	9.73	6.28	6.92
06-3H9	Mgd Asset Allocation	JHancock 2035 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC SubAdviser: Manulife Investment Management (US) LLC	0.32	*	11.24	7.20	7.59

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3J3	Mgd Asset Allocation	JHancock 2040 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC SubAdviser: Manulife Investment Management (US) LLC	0.32	*	13.02	8.14	8.23
06-3HF	Mgd Asset Allocation	JHancock 2045 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC SubAdviser: Manulife Investment Management (US) LLC	0.32	*	14.51	8.82	8.58
06-3HG	Mgd Asset Allocation	JHancock 2050 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC SubAdviser: Manulife Investment Management (US) LLC	0.32	*	15.43	9.06	8.72
06-3HH	Mgd Asset Allocation	JHancock 2055 Lifetime Blend Pft R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC SubAdviser: Manulife Investment Management (US) LLC	0.32	*	15.42	9.06	8.72
06-3HJ	Mgd Asset Allocation	JHancock 2060 Lifetime Blend Pft R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC SubAdviser: Manulife Investment Management (US) LLC	0.31	*	15.39	9.05
06-3TF	Balanced	JHancock Balanced R6: Class Retirement Investment Adviser: John Hancock Investment Management SubAdviser: Manulife Investment Management (US) LLC	0.62	*	13.73	8.86	8.07
06-3HM	Intermediate Term Bond	JHancock Bond R6: Class Retirement Investment Adviser: John Hancock Investment Management SubAdviser: Manulife Investment Management (US) LLC	0.36	*	2.47	0.43	2.18
06-4TN	Mid Cap Value	JHancock Disciplined Value Mid Cap R6: Class Retirement Investment Adviser: Boston Partners Global Investors, Inc SubAdviser: Boston Partners Global Investors, Inc	0.75	*	10.43	10.07	9.38
06-3X7	Intermediate Term Bond	JHancock ESG Core Bond R6: Class Retirement*** Investment Adviser: Breckinridge Capital Advisors, Inc. SubAdviser: Breckinridge Capital Advisors, Inc.	0.45	*	3.06	0.77
06-3X6	Foreign Blend	JHancock ESG International Equity R6: Class Retirement*** Investment Adviser: Boston Common Asset Management SubAdviser: Boston Common Asset Management, LLC	0.87	*	4.67	3.39
06-3X4	Large Cap Blend	JHancock ESG Large Cap Core R6: Class Retirement Investment Adviser: Trillium Asset Management, LLC SubAdviser: Trillium Asset Management LLC	0.76	*	17.15	12.12

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3VV	Large Cap Blend	JHancock Fundamental Large Cap Core R6: Class Retirement Investment Adviser: John Hancock Investment Management SubAdviser: Manulife Investment Management (US) LLC	0.66	*	21.39	13.78	12.20
06-64P	Foreign Growth	JHancock International Growth R6: Class Retirement Investment Adviser: Wellington Management Company LLP SubAdviser: Wellington Management Company LLP	0.90	*	10.82	4.38
06-3TG	Intermediate Term Bond	JHancock Investment Grade Bond R6: Class Retirement Investment Adviser: John Hancock Investment Management SubAdviser: Manulife Investment Management (US) LLC	0.38	*	1.96	0.02
06-4FG	Balanced	JHancock Multimanager Lifestyle Agrsv R6: Class Retirement Investment Adviser: John Hancock Investment Management SubAdviser: Manulife Investment Management (US) LLC	1.03		13.87	8.78	8.47
06-4FC	Balanced	JHancock Multimanager Lifestyle Bal R6: Class Retirement Investment Adviser: Manulife Investment Management (US) LLC SubAdviser: Manulife Investment Management (US) LLC	0.92		9.74	6.20	6.28
06-4F7	Balanced	JHancock Multimanager Lifestyle Cnsrv R6: Class Retirement Investment Adviser: Manulife Investment Management (US) LLC SubAdviser: Manulife Investment Management (US) LLC	0.83		6.08	3.10	3.55
06-4FF	Balanced	JHancock Multimanager Lifestyle Gr R6: Class Retirement Investment Adviser: Manulife Investment Management (US) LLC SubAdviser: Manulife Investment Management (US) LLC	0.98		12.01	7.70	7.47
06-4F9	Balanced	JHancock Multimanager Lifestyle Mod R6: Class Retirement Investment Adviser: Manulife Investment Management (US) LLC SubAdviser: Manulife Investment Management (US) LLC	0.87		7.69	4.66	4.95
06-3VT	Large Cap Growth	JHancock U.S. Global Leaders Growth R6: Class Retirement Investment Adviser: Sustainable Growth Advisers, LP SubAdviser: Sustainable Growth Advisers, LP	0.77	*	18.53	11.97	12.91
06-6HY	Intermediate Term Bond	JPMorgan Core Bond R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.34	*	2.25	0.38	1.79
06-3W6	Intermediate Term Bond	JPMorgan Core Plus Bond R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.38	*	3.00	0.59	2.04
06-4CN	Diversified Emerging Markets	JPMorgan Emerging Markets Equity R6: Class Retirement*** Investment Adviser: JPMorgan Asset Management Inc	0.79	*	3.60	0.09	4.32

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FXY	Large Cap Value	JPMorgan Equity Income R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.45		12.80	8.71	9.37
06-4FH	World Allocation	JPMorgan Global Allocation R6: Class Retirement Investment Adviser: JPMorgan Chase Bank, N.A.	0.65	*	8.56	4.86
06-4GH	Multisector Bond	JPMorgan Global Bond Opportunities R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.50	*	3.68	2.73	3.67
06-FYF	Int Government Bond	JPMorgan Government Bond R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.30	*	1.53	-0.36
06-3W3	Balanced	JPMorgan Income Builder R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.52	*	7.45	3.58
06-4GJ	Multisector Bond	JPMorgan Income R6: Class Retirement Investment Adviser: JPMorgan Asset Management (AUS) Ltd	0.39		7.72	2.46	3.86
06-3GJ	Large Cap Growth	JPMorgan Large Cap Growth R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.44	*	34.17	20.27	17.87
06-3GF	Large Cap Value	JPMorgan Large Cap Value R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.44	*	15.94	12.22	10.62
06-FYH	Mid Cap Growth	JPMorgan Mid Cap Growth R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.65	*	14.56	11.21	11.74
06-FYK	Mid Cap Value	JPMorgan Mid Cap Value R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.60	*	14.41	8.90
06-4MR	Small Cap Blend	JPMorgan Small Cap Equity I: Class Inst Investment Adviser: JPMorgan Asset Management Inc	0.99	*	10.01	7.27	8.72
06-3JM	Small Cap Growth	JPMorgan Small Cap Growth R6: Class Retirement*** Investment Adviser: JPMorgan Asset Management Inc	0.74	*	13.04	5.82	10.20
06-44Y	Small Cap Value	JPMorgan Small Cap Value R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.74	*	9.22	8.71	6.92
06-46R	Mgd Asset Allocation	JPMorgan SmartRetirement® 2020 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.34	*	8.18	4.11	4.89
06-46T	Mgd Asset Allocation	JPMorgan SmartRetirement® 2025 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.35	*	8.72	4.89	5.61
06-46V	Mgd Asset Allocation	JPMorgan SmartRetirement® 2030 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.35	*	10.20	5.87	6.38

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-46W	Mgd Asset Allocation	JPMorgan SmartRetirement® 2035 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.40	*	12.08	7.34	7.28
06-46X	Mgd Asset Allocation	JPMorgan SmartRetirement® 2040 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.40	*	13.24	8.17	7.90
06-46Y	Mgd Asset Allocation	JPMorgan SmartRetirement® 2045 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.40	*	14.19	8.84	8.28
06-47C	Mgd Asset Allocation	JPMorgan SmartRetirement® 2050 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.41	*	14.74	8.96	8.35
06-47F	Mgd Asset Allocation	JPMorgan SmartRetirement® 2055 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.41	*	14.69	8.97	8.36
06-47G	Mgd Asset Allocation	JPMorgan SmartRetirement® 2060 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.41	*	14.76	8.96
06-6RC	Mgd Asset Allocation	JPMorgan SmartRetirement® 2065 Class R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.42	*	14.64
06-GGN	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2020 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.17	*	8.44	4.19	5.00
06-GGP	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2025 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.17	*	9.00	4.92	5.73
06-GGR	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2030 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.17	*	10.47	5.94	6.55
06-GGT	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2035 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.17	*	12.05	7.02	7.33
06-GGV	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2040 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.17	*	13.25	7.80	7.94
06-GGW	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2045 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.17	*	14.18	8.42	8.30
06-GGX	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2050 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.17	*	14.69	8.60	8.39
06-GGY	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2055 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.17	*	14.72	8.60	8.39
06-GHC	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2060 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.17	*	14.69	8.58
06-6R9	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2065 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.17	*	14.55

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GHF	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend Inc R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.17	*	8.45	4.05	4.53
06-47H	Mgd Asset Allocation	JPMorgan SmartRetirement® Income R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.34	*	8.18	4.05	4.45
06-4TC	Large Cap Blend	JPMorgan US Equity R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.44	*	24.21	15.97	13.53
06-6XT	Large Cap Blend	JPMorgan US Research Enhanced Equity R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.25	*	24.77	15.66	12.90
06-FYN	Small Cap Blend	JPMorgan US Small Company R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.72		11.78	9.19	7.87
06-GJJ	Large Cap Value	JPMorgan Value Advantage R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.50	*	16.89	9.49
06-FRN	Intermediate Term Bond	Knights of Columbus Core Bond I: Class Inst Investment Adviser: Knights of Columbus Asset Advisors	0.50	*	1.49	-0.54
06-FRP	Foreign Blend	Knights of Columbus International Eq I: Class Inst Investment Adviser: Knights of Columbus Asset Advisors	1.10	*	7.57	4.61
06-FRV	Small Cap Blend	Knights of Columbus Small Cap I: Class Inst Investment Adviser: Knights of Columbus Asset Advisors	0.98		15.26	8.43
06-FRR	Large Cap Growth	Knights of Columbus Large Cap Growth I: Class Inst Investment Adviser: Knights of Columbus Asset Advisors	0.90		27.87	14.09
06-FRT	Large Cap Value	Knights of Columbus Large Cap Value I: Class Inst Investment Adviser: Knights of Columbus Asset Advisors	0.90		19.16	10.10
06-4YN	Diversified Emerging Markets	Lazard Developing Markets Equity Instl: Class Inst Investment Adviser: Lazard Asset Management LLC	1.10	*	6.72	-0.59	3.39
06-3XN	Multisector Bond	Loomis Sayles Bond N: Class N Investment Adviser: Loomis, Sayles & Company LP	0.60	*	6.76	1.29	2.35
06-3JG	Small Cap Growth	Loomis Sayles Small Cap Growth N: Class N Investment Adviser: Loomis, Sayles & Company LP	0.83		15.13	8.05	9.83
06-3WF	Large Cap Value	Lord Abbett Affiliated R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.39		17.63	8.24
06-4F6	Multisector Bond	Lord Abbett Bond Debenture R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.55		7.09	2.32
06-CYJ	Small Cap Growth	Lord Abbett Developing Growth R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.59		22.34	7.63

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4XK	Small Cap Value	Lord Abbett Focused Small Cap Value R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.99	*	10.50	8.18
06-CYK	High Yield Bond	Lord Abbett High Yield R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.61		8.89	3.11
06-3WG	Intermediate Term Bond	Lord Abbett Income R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.46		3.70	1.04
06-36G	Foreign Small/Mid Eqty	Lord Abbett International Opp R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.92		0.59	3.12
06-4GK	Mid Cap Value	Lord Abbett Mid Cap Stock R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.69		15.44	9.75
06-73H	Short Term Bond	Lord Abbett Short Duration Income R6: Class Retirement** Investment Adviser: Lord, Abbett & Co LLC	0.31		5.36	2.12
06-3RJ	Intermediate Term Bond	Lord Abbett Total Return R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.35		2.99	0.39
06-FYP	Mid Cap Blend	Lord Abbett Value Opportunities R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.84		14.02	9.07
06-3HY	Large Cap Growth	NYLI Winslow Large Cap Growth Class R6: Class Retirement Investment Adviser: Winslow Capital Management, LLC SubAdviser: Winslow Capital Management, LLC	0.62	*	29.77	17.01	15.43
06-6NH	Large Cap Value	NYLI WMC Value Class R6: Class Retirement Investment Adviser: Wellington Management Company LLP SubAdviser: Wellington Management Company LLP	0.70		11.02
06-4TW	Small Cap Growth	MassMutual Small Cap Gr Eq I: Class Inst Investment Adviser: MML Investment Advisers, LLC SubAdviser: Wellington Management Company LLP;Invesco Advisers, Inc.	0.85		15.53	9.28	10.12
06-4TX	Intermediate Term Bond	MassMutual Total Return Bond I: Class Inst Investment Adviser: TCW Group SubAdviser: Metropolitan West Asset Management, LLC.	0.33	*	0.80	-0.24	1.44
06-47P	Intermediate Term Bond	TCW MetWest Total Return Bd Plan: Class Other Investment Adviser: TCW Group	0.37		1.12	-0.24	1.42
06-3W7	Large Cap Blend	MFS Core Equity R6: Class Retirement Investment Adviser: Massachusetts Financial Services Company	0.56	*	20.49	13.00	12.63
06-CYM	Emerging Market Bond	MFS Emerging Markets Debt R6: Class Retirement Investment Adviser: MFS Investment Management	0.70	*	7.17	1.31	3.33

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4TK	World Bond	MFS Global Opportunistic Bd R6: Class Retirement Investment Adviser: MFS Investment Management	0.61	*	2.64	1.45	1.97
06-4FM	Specialty	MFS Global Real Estate R6: Class Retirement Investment Adviser: MFS Investment Management	0.85	*	-2.82	0.97	4.59
06-CYN	Large Cap Growth	MFS Growth R6: Class Retirement Investment Adviser: MFS Investment Management	0.51	*	31.79	15.07	15.22
06-3MF	Foreign Blend	MFS Intl Diversification R6: Class Retirement Investment Adviser: MFS Investment Management	0.73	*	6.52	4.70
06-6W7	Foreign Blend	MFS International Equity R6: Class Retirement Investment Adviser: MFS Investment Management	0.69	*	4.14	6.20	7.13
06-49X	Foreign Growth	MFS International Growth R6: Class Retirement Investment Adviser: MFS Investment Management	0.72	*	9.24	6.27	7.97
06-CYR	Foreign Growth	MFS International Intrinsic Value R6: Class Retirement*** Investment Adviser: MFS Investment Management	0.69	*	7.53	5.46	7.83
06-CYP	Foreign Small/Mid Eqty	MFS International New Discovery R6: Class Retirement*** Investment Adviser: MFS Investment Management	0.91	*	1.05	1.52	4.99
06-CYT	Large Cap Growth	MFS Massachusetts Inv Gr Stk R6: Class Retirement Investment Adviser: MFS Investment Management	0.37		16.75	12.88	13.63
06-GNF	Mid Cap Growth	MFS Mid Cap Growth R6: Class Retirement Investment Adviser: MFS Investment Management	0.66	*	14.79	9.17	11.60
06-CYV	Mid Cap Value	MFS Mid Cap Value R6: Class Retirement Investment Adviser: MFS Investment Management	0.62	*	14.11	9.99	9.22
06-CYW	Specialty	MFS Technology R6: Class Retirement Investment Adviser: MFS Investment Management	0.79	*	36.95	17.68	18.00
06-3TH	Intermediate Term Bond	MFS Total Return Bond R6: Class Retirement Investment Adviser: MFS Investment Management	0.36	*	2.55	0.53	1.92
06-3JR	Balanced	MFS Total Return R6: Class Retirement Investment Adviser: MFS Investment Management	0.40		7.90	6.38	6.67
06-39X	Specialty	MFS Utilities R6: Class Retirement Investment Adviser: MFS Investment Management	0.68	*	11.75	6.08	6.48
06-CYX	Large Cap Value	MFS Value R6: Class Retirement Investment Adviser: MFS Investment Management	0.44	*	12.02	8.34	8.92

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-47R	Mid Cap Growth	Nationwide Geneva Mid Cap Gr R6: Class Retirement Investment Adviser: Geneva Capital Management SubAdviser: Geneva Capital Management, LLC	0.75		10.66	9.94	10.35
06-47T	Small Cap Growth	Nationwide Geneva Small Cap Gr R6: Class Retirement Investment Adviser: Geneva Capital Management SubAdviser: Geneva Capital Management, LLC	0.83		14.77	8.93	11.33
06-4MT	Specialty	Nationwide NYSE Arca Tech 100 Idx R6: Class Retirement Investment Adviser: Mellon Investments Corporation SubAdviser: Mellon Investments Corporation	0.29		19.94	14.54	14.59
06-6YM	Small Cap Growth	Needham Aggressive Growth Institutional: Class Inst Investment Adviser: Needham Investment Management, LLC	1.22	*	14.86	19.59
06-4FW	High Yield Bond	Neuberger Berman High Income Bond R6: Class Retirement Investment Adviser: Neuberger Berman	0.61		8.03	3.50	4.29
06-47J	Small Cap Blend	Neuberger Berman Intrinsic Value R6: Class Retirement Investment Adviser: Neuberger Berman	0.87		7.71	9.60
06-4XP	Large Cap Value	Neuberger Berman Large Cap Value R6: Class Retirement Investment Adviser: Neuberger Berman	0.51		11.21	9.84
06-3XP	Small Cap Growth	Neuberger Berman Small Cap Growth R6: Class Retirement Investment Adviser: Neuberger Berman	0.81	*	26.17	9.58
06-64R	Multisector Bond	Neuberger Berman Strategic Income R6: Class Retirement Investment Adviser: Neuberger Berman	0.50		6.10	3.05	3.46
06-3R7	Large Cap Blend	Neuberger Berman Sustainable Equity R6: Class Retirement Investment Adviser: Neuberger Berman	0.61		28.50	14.59	11.92
06-49V	Large Cap Blend	Northern US Quality ESG K: Class Other Investment Adviser: Northern Trust Asset Management	0.39	*	20.72	14.13
06-FGV	Intermediate Term Bond	Nuveen Bond Index R6: Class Retirement Investment Adviser: TIAA-CREF	0.07		1.43	-0.38	1.24
06-FGW	Large Cap Blend	Nuveen Core Equity R6: Class Retirement Investment Adviser: SEI Trust Company	0.40		28.98	15.05	13.01
06-GCW	Intermediate Term Bond	Nuveen Core Impact Bond R6: Class Retirement Investment Adviser: Nuveen Fund Advisors, LLC.	0.36		2.56	-0.11	1.70
06-3F4	Intermediate Term Bond	Nuveen Core Plus Bond R6: Class Retirement Investment Adviser: Nuveen Fund Advisors, LLC.	0.30		3.11	0.58	2.18

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FGX	Foreign Blend	Nuveen International Eq Idx R6: Class Retirement Investment Adviser: TIAA-CREF	0.05		3.70	4.83	5.38
06-6H3	Foreign Growth	Nuveen International Opps R6: Class Retirement Investment Adviser: TIAA-CREF	0.60		0.72	3.78	5.88
06-GCY	Foreign Blend	Nuveen International Res Eq R6: Class Retirement Investment Adviser: TIAA-CREF	0.34		3.18	5.22
06-FGY	Large Cap Growth	Nuveen Large Cap Gr Idx R6: Class Retirement Investment Adviser: TIAA-CREF	0.05		33.28	18.91	16.71
06-GCX	Large Cap Blend	Nuveen Large Cap Responsible Eq R6: Class Retirement Investment Adviser: TIAA-CREF	0.17		18.24	12.63	11.67
06-FHC	Large Cap Value	Nuveen Large Cap Value Idx R6: Class Retirement Investment Adviser: Nuveen Fund Advisors, LLC.	0.05		14.27	8.67	8.45
06-36J	Mgd Asset Allocation	Nuveen Lifecycle 2010 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.37	*	7.59	4.46	5.19
06-36K	Mgd Asset Allocation	Nuveen Lifecycle 2015 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.38	*	7.86	4.69	5.48
06-36M	Mgd Asset Allocation	Nuveen Lifecycle 2020 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.39	*	8.33	5.05	5.87
06-36N	Mgd Asset Allocation	Nuveen Lifecycle 2025 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.40	*	9.06	5.67	6.43
06-36P	Mgd Asset Allocation	Nuveen Lifecycle 2030 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.41	*	10.16	6.41	7.04
06-36R	Mgd Asset Allocation	Nuveen Lifecycle 2035 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.42	*	11.36	7.22	7.67
06-36T	Mgd Asset Allocation	Nuveen Lifecycle 2040 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.43	*	12.76	8.17	8.34
06-36V	Mgd Asset Allocation	Nuveen Lifecycle 2045 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.44	*	13.80	8.86	8.81
06-36W	Mgd Asset Allocation	Nuveen Lifecycle 2050 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.45	*	14.27	9.09	8.97
06-37C	Mgd Asset Allocation	Nuveen Lifecycle 2055 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.45	*	14.46	9.19	9.06
06-36Y	Mgd Asset Allocation	Nuveen Lifecycle 2060 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.45	*	14.56	9.31	9.16

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-64H	Mgd Asset Allocation	Nuveen Lifecycle 2065 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.45	*	14.71
06-FHF	Mgd Asset Allocation	Nuveen Lifecycle Index 2010 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.10	*	7.40	4.45	5.07
06-FHG	Mgd Asset Allocation	Nuveen Lifecycle Index 2015 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.10	*	8.06	4.89	5.49
06-FHH	Mgd Asset Allocation	Nuveen Lifecycle Index 2020 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.10	*	8.71	5.29	5.93
06-FHJ	Mgd Asset Allocation	Nuveen Lifecycle Index 2025 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.10	*	9.48	5.93	6.53
06-FHK	Mgd Asset Allocation	Nuveen Lifecycle Index 2030 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.10	*	10.60	6.66	7.19
06-FHM	Mgd Asset Allocation	Nuveen Lifecycle Index 2035 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.10	*	11.84	7.50	7.87
06-FHN	Mgd Asset Allocation	Nuveen Lifecycle Index 2040 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.10	*	13.52	8.50	8.61
06-FHP	Mgd Asset Allocation	Nuveen Lifecycle Index 2045 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.10	*	14.63	9.23	9.13
06-FHR	Mgd Asset Allocation	Nuveen Lifecycle Index 2050 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.10	*	15.18	9.48	9.31
06-FHT	Mgd Asset Allocation	Nuveen Lifecycle Index 2055 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.10	*	15.35	9.58	9.41
06-FHV	Mgd Asset Allocation	Nuveen Lifecycle Index 2060 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.10	*	15.59	9.73	9.53
06-4XR	Mgd Asset Allocation	Nuveen Lifecycle Index 2065 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.10	*	15.76
06-FHW	Balanced	Nuveen Lifecycle Index Ret Inc R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.10	*	7.86	4.63	5.08
06-36X	Balanced	Nuveen Lifecycle Retire Income R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.37	*	7.66	4.43	5.08
06-3CK	Balanced	Nuveen Lifestyle Aggressive Gr R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.65	*	15.46	9.87	9.43
06-3CG	Balanced	Nuveen Lifestyle Conservative R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.49	*	8.34	4.72	5.16

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3CJ	Balanced	Nuveen Lifestyle Growth R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.53	*	12.98	8.07	8.06
06-3CF	Balanced	Nuveen Lifestyle Income R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.44	*	6.23	3.12	3.64
06-3CH	Balanced	Nuveen Lifestyle Moderate R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.54	*	10.44	6.26	6.65
06-3KX	Mid Cap Growth	Nuveen Small/Mid Cap Growth Opp R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC SubAdviser: Nuveen Asset Management, LLC	0.80	*	13.74	7.97	8.50
06-3JK	Mid Cap Value	Nuveen Mid Cap Value 1 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC SubAdviser: Nuveen Asset Management, LLC	0.75	*	10.85	9.67
06-3MH	Specialty	Nuveen Real Estate Sec Sel R6: Class Retirement Investment Adviser: TIAA-CREF	0.50		5.31	3.53	6.26
06-FYR	Specialty	Nuveen Real Estate Securities R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC SubAdviser: Nuveen Asset Management, LLC	0.84		6.20	3.54	5.20
06-FYT	Small Cap Value	Nuveen Small Cap Value R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC SubAdviser: Nuveen Asset Management, LLC	0.79	*	15.02	8.02
06-73G	Small Cap Blend	Nuveen Quant Small Cap Equity R6: Class Retirement Investment Adviser: TIAA-CREF	0.41		16.26	10.49	9.51
06-73X	Large Cap Value	Oakmark R6: Class Retirement Investment Adviser: Harris Associates L.P.	0.62		16.33
06-3XM	Balanced	Oakmark Equity and Income Institutional: Class Inst Investment Adviser: Harris Associates L.P.	0.59		8.99	8.24
06-47V	Diversified Emerging Markets	Parametric Emerging Markets R6: Class Retirement Investment Adviser: Parametric Portfolio Associates LLC SubAdviser: Parametric Portfolio Associates LLC	1.17	*	5.72	2.16	2.61
06-6XW	Intermediate Term Bond	PGIM Absolute Return Bond R6: Class Retirement Investment Adviser: PGIM Fixed Income SubAdviser: PGIM Fixed Income	0.64		7.94	3.44	3.61
06-FCX	Specialty	PGIM Global Real Estate R6: Class Retirement Investment Adviser: PGIM, Inc SubAdviser: PGIM Real Estate;PGIM Real Estate (UK) Limited	0.82		3.79	0.80	3.44

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3XW	World Bond	PGIM Global Total Return R6: Class Retirement Investment Adviser: PGIM Fixed Income SubAdviser: PGIM Fixed Income	0.53		0.57	-2.20	1.12
06-FCY	High Yield Bond	PGIM High Yield R6: Class Retirement Investment Adviser: PGIM Fixed Income SubAdviser: PGIM Fixed Income	0.38		8.46	3.93	5.38
06-GNJ	Large Cap Growth	PGIM Jennison Focused Growth R6: Class Retirement Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	0.67	*	31.99	16.35	15.74
06-4R9	World Stock	PGIM Jennison Global Opportunities R6: Class Retirement Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	0.82		22.38	14.56	14.54
06-4Y6	Large Cap Growth	PGIM Jennison Growth R6: Class Retirement Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	0.58		30.74	17.81
06-FFC	Specialty	PGIM Jennison Health Sciences R6: Class Retirement Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	0.77		8.89	10.75
06-6WK	Foreign Growth	PGIM Jennison International Opps R6: Class Retirement Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	0.84		6.89	7.44
06-FFF	Mid Cap Growth	PGIM Jennison Mid-Cap Growth R6: Class Retirement Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	0.60		12.15	10.54	10.11
06-FFG	Specialty	PGIM Jennison Natural Resources R6: Class Retirement Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	0.83		1.22	12.20	4.29
06-GJN	Small Cap Growth	PGIM Jennison Small Company R6: Class Retirement Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	0.69		14.18	11.50	9.81
06-GCF	Mid Cap Value	PGIM Quant Solutions Mid-Cap Val R6: Class Retirement Investment Adviser: PGIM Quantitative Solutions LLC SubAdviser: PGIM Quantitative Solutions LLC	0.73	*	11.86	7.54	5.98

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GJP	Small Cap Value	PGIM Quant Solutions Small-Cap Val R6: Class Retirement Investment Adviser: PGIM Quantitative Solutions LLC SubAdviser: PGIM Quantitative Solutions LLC	0.68	*	5.14	8.52	6.80
06-6PV	High Yield Bond	PGIM Short Duration High Yield Income R6: Class Retirement** Investment Adviser: PGIM Fixed Income SubAdviser: PGIM Fixed Income	0.70	*	7.17	4.47	4.89
06-44J	Mgd Asset Allocation	PGIM Target Date 2015 R6: Class Retirement*** Investment Adviser: Prudential Retirement SubAdviser: PGIM DC Solutions LLC	0.25	*	6.87	4.36
06-44K	Mgd Asset Allocation	PGIM Target Date 2020 R6: Class Retirement Investment Adviser: Prudential Retirement SubAdviser: PGIM DC Solutions LLC	0.25	*	7.58	4.87
06-44M	Mgd Asset Allocation	PGIM Target Date 2025 R6: Class Retirement Investment Adviser: Prudential Retirement SubAdviser: PGIM DC Solutions LLC	0.25	*	8.40	5.45
06-44N	Mgd Asset Allocation	PGIM Target Date 2030 R6: Class Retirement Investment Adviser: Prudential Retirement SubAdviser: PGIM DC Solutions LLC	0.25	*	9.43	6.24
06-44P	Mgd Asset Allocation	PGIM Target Date 2035 R6: Class Retirement Investment Adviser: Prudential Retirement SubAdviser: PGIM DC Solutions LLC	0.25	*	11.08	7.30
06-44R	Mgd Asset Allocation	PGIM Target Date 2040 R6: Class Retirement Investment Adviser: Prudential Retirement SubAdviser: PGIM DC Solutions LLC	0.25	*	12.29	7.95
06-44T	Mgd Asset Allocation	PGIM Target Date 2045 R6: Class Retirement Investment Adviser: Prudential Retirement SubAdviser: PGIM DC Solutions LLC	0.25	*	12.79	8.38
06-44V	Mgd Asset Allocation	PGIM Target Date 2050 R6: Class Retirement Investment Adviser: Prudential Retirement SubAdviser: PGIM DC Solutions LLC	0.25	*	13.47	8.71
06-44W	Mgd Asset Allocation	PGIM Target Date 2055 R6: Class Retirement Investment Adviser: Prudential Retirement SubAdviser: PGIM DC Solutions LLC	0.25	*	13.79	8.88

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-44X	Mgd Asset Allocation	PGIM Target Date 2060 R6: Class Retirement Investment Adviser: Prudential Retirement SubAdviser: PGIM DC Solutions LLC	0.25	*	13.68	8.94
06-44G	Mgd Asset Allocation	PGIM Target Date Income R6: Class Retirement Investment Adviser: Prudential Retirement SubAdviser: PGIM DC Solutions LLC	0.25	*	6.72	4.05
06-FFH	Intermediate Term Bond	PGIM Total Return Bond R6: Class Retirement Investment Adviser: PGIM Fixed Income SubAdviser: PGIM Fixed Income	0.39	*	3.03	0.20	2.25
06-3FC	Balanced	PIMCO All Asset Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC SubAdviser: Research Affiliates LLC	1.87	*	4.12	4.61	4.65
06-GNG	Specialty	PIMCO Commodity Real Ret Strat Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	1.00	*	4.69	7.27	1.86
06-6NP	Specialty	PIMCO CommoditiesPLUS® Strategy Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.83	*	8.48	11.68	5.62
06-4YF	Specialty	PIMCO Extended Duration Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	6.20		-12.61	-8.56	-2.11
06-4CM	World Bond	PIMCO Global Bond Opps (USD-Hdg) Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.71		4.83	2.57	2.94
06-49W	Int Government Bond	PIMCO GNMA and Government Secs Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	1.46		1.79	-0.20	1.14
06-FCJ	High Yield Bond	PIMCO High Yield Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.60		6.77	3.32	4.56
06-FCK	Multisector Bond	PIMCO Income Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.83		5.42	2.89	4.27
06-6FR	Specialty	PIMCO International Bond (Unhedged)Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.77		-1.65	-2.26	-0.14
06-3MJ	World Bond	PIMCO International Bond (USD-Hdg) Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.75		5.68	1.72	2.93
06-GNH	Intermediate Term Bond	PIMCO Investment Grade Credit Bond Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	1.09		3.27	0.04	2.69
06-4Y7	Specialty	PIMCO Long Duration Total Return Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	2.99		-2.19	-2.44	1.63

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4Y9	Specialty	PIMCO Long-Term Credit Bond Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	1.51		-0.07	-1.84	2.68
06-4YC	Specialty	PIMCO Long-Term US Government Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	1.87		-5.65	-4.85	-0.65
06-4R7	Short Term Bond	PIMCO Low Duration Instl: Class Inst** Investment Adviser: Pacific Investment Management Company, LLC	0.50		4.82	1.46	1.66
06-4YH	Intermediate Term Bond	PIMCO Moderate Duration Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.53		3.62	1.32	1.98
06-6JG	Small Cap Value	PIMCO RAE US Small Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC SubAdviser: Research Affiliates LLC	0.50	*	22.08	15.96
06-FCM	Inflation-Protec Bond	PIMCO Real Return Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.50		2.59	2.13	2.29
06-49F	Mgd Asset Allocation	PIMCO RealPath Blend 2025 Institutional: Class Inst*** Investment Adviser: Pacific Investment Management Company, LLC	0.68	*	6.26	4.77	5.62
06-49G	Mgd Asset Allocation	PIMCO RealPath Blend 2030 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.57	*	8.31	5.58	6.37
06-49H	Mgd Asset Allocation	PIMCO RealPath Blend 2035 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.45	*	10.43	6.78	7.12
06-49J	Mgd Asset Allocation	PIMCO RealPath Blend 2040 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.35	*	12.24	7.66	7.69
06-49K	Mgd Asset Allocation	PIMCO RealPath Blend 2045 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.25	*	13.44	8.30	8.05
06-49M	Mgd Asset Allocation	PIMCO RealPath Blend 2050 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.19	*	14.18	8.68	8.31
06-49N	Mgd Asset Allocation	PIMCO RealPath Blend 2055 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.16	*	14.63	8.85	8.36
06-6FF	Mgd Asset Allocation	PIMCO RealPath Blend 2060 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.15	*	15.06	9.09
06-6RV	Mgd Asset Allocation	PIMCO Realpath Blend 2065 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.15		15.11
06-49P	Mgd Asset Allocation	PIMCO RealPath Blend Inc Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.71	*	5.92	4.12	5.02

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4K3	Large Cap Blend	PIMCO StocksPLUS® Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.70		24.97	13.57	12.56
06-3WR	Foreign Blend	PIMCO StocksPLUS® Intl (USD-Hedged) Inst: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	1.17		14.88	9.39	8.86
06-4YG	Balanced	PIMCO StocksPLUS® Long Duration Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	2.88		15.38	7.42	11.81
06-4K4	Small Cap Blend	PIMCO StocksPLUS® Small Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.90		12.62	6.51	7.67
06-FCN	Intermediate Term Bond	PIMCO Total Return Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.51		2.61	0.23	1.73
06-6YY	Intermediate Term Bond	PIMCO Total Return II Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.57		2.55		1.63
06-3WW	Balanced	Pioneer Balanced ESG K: Class Retirement Investment Adviser: Amundi US	0.64		9.76	7.26
06-FCP	Intermediate Term Bond	Pioneer Bond K: Class Retirement Investment Adviser: Amundi US	0.36		3.17	0.83	2.22
06-FCR	Large Cap Value	Pioneer Equity Income K: Class Retirement Investment Adviser: Amundi US	0.68		11.62	6.93	8.37
06-FCT	Large Cap Growth	Pioneer Fundamental Growth K: Class Retirement Investment Adviser: Amundi US	0.66		17.82	14.54	13.73
06-6WN	Foreign Blend	Pioneer International Equity K: Class Retirement Investment Adviser: Amundi US	0.76	*	4.62
06-6FH	Large Cap Blend	Pioneer K: Class Retirement Investment Adviser: Amundi US	0.65		22.93	15.36
06-FCV	Mid Cap Growth	Pioneer Select Mid Cap Growth K: Class Retirement Investment Adviser: Amundi	0.69		24.25	9.04	10.28
06-FCW	Multisector Bond	Pioneer Strategic Income K: Class Retirement Investment Adviser: Amundi US	0.60	*	4.80	1.91	3.08
06-4XN	Large Cap Growth	Principal Blue Chip R6: Class Retirement Investment Adviser: Principal Global Investors LLC	0.57	*	21.64	14.81
06-3JP	Specialty	Principal Global Real Estate Sec R6: Class Retirement Investment Adviser: Principal Real Estate Investors SubAdviser: Principal Real Estate Investors LLC	0.90		0.74	-0.57	3.21

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3JJ	Intermediate Term Bond	Principal Core Fixed Income R6: Class Retirement Investment Adviser: Principal Global Fixed Income	0.33		1.59	-0.01	1.76
06-3JH	Large Cap Growth	Principal LargeCap Growth I R6: Class Retirement Investment Adviser: Principal Global Equities SubAdviser: Brown Advisory LLC;T. Rowe Price Associates, Inc.	0.59	*	25.12	14.00	14.69
06-6H4	Mid Cap Growth	Principal MidCap R6: Class Retirement*** Investment Adviser: Aligned Investors	0.59		20.10	11.54
06-3RN	Mid Cap Blend	Principal MidCap S&P 400 Index R6: Class Retirement Investment Adviser: Principal Global Equities	0.16		13.70	10.17
06-3CP	Specialty	Principal Real Estate Securities Fd R6: Class Retirement Investment Adviser: Principal Real Estate Investors SubAdviser: Principal Real Estate Investors LLC	0.81		5.51	3.93
06-3RP	Small Cap Growth	Principal SmallCap Growth I R6: Class Retirement Investment Adviser: Principal Global Equities SubAdviser: Emerald Advisers, LLC;Brown Advisory LLC; AllianceBernstein L.P.	0.87	*	13.89	7.72	9.85
06-4TV	Small Cap Blend	Principal SmallCap S&P 600 Index R6: Class Retirement Investment Adviser: Principal Global Equities	0.16		8.51	8.14
06-6M7	Small Cap Value	Principal SmallCap Value II R6: Class Retirement Investment Adviser: Principal Global Equities SubAdviser: Hotchkis and Wiley Capital Mgmt LLC; Vaughan Nelson Invstmnt Mgmt, L.P.	0.88	*	5.02	9.46	7.87
06-6RM	Large Cap Blend	Putnam Core Equity Fund R6: Class Retirement Investment Adviser: Putnam, a Franklin Templeton company SubAdviser: Franklin Advisers, Inc.	0.64		26.58	16.05
06-GNK	Intermediate Term Bond	Putnam Diversified Income R6: Class Retirement Investment Adviser: Putnam, a Franklin Templeton company SubAdviser: Franklin Templeton Investment; Putnam Investment Management, LLC	0.66		6.17	0.22	2.16
06-GNN	Balanced	Putnam Dynamic Asset Allocation Bal R6: Class Retirement Investment Adviser: Putnam Investment Management, LLC SubAdviser: Putnam Advisory Company, LLC; Putnam Investment Management, LLC; Franklin Templeton Investment Management	0.61		16.34	8.29	7.37

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GNT	Balanced	Putnam Dynamic Asset Allocation Cnsrv R6: Class Retirement Investment Adviser: Putnam Investment Management, LLC SubAdviser: Putnam Advisory Company, LLC;Putnam Investment Management, LLC;Franklin Templeton Investment Management	0.67		9.99	4.21	4.37
06-GNX	Balanced	Putnam Dynamic Asset Allocation Gr R6: Class Retirement Investment Adviser: Putnam Investment Management, LLC SubAdviser: Putnam Investment Management, LLC;Putnam Advisory Company LLC;Franklin Templeton Investment Management	0.68		19.43	10.15	8.79
06-64J	Diversified Emerging Markets	Putnam Emerging Markets Equity R6: Class Retirement Investment Adviser: Putnam, a Franklin Templeton company SubAdviser: Franklin Advisers, Inc.;Putnam Advisory Co LLC; Franklin Templeton Investment Management	0.77	*	16.28	4.66
06-6PT	Specialty	Putnam Global Health Care R6: Class Retirement Investment Adviser: Putnam Investment Management, LLC SubAdviser: Putnam Advisory Company, LLC;Franklin Advisers, Inc.; Franklin Templeton Investment Management	0.71		1.61
06-GCG	Large Cap Growth	Putnam Large Cap Growth R6: Class Retirement Investment Adviser: Putnam Investment Management, LLC SubAdviser: Franklin Templeton Investment Management	0.58		33.70	18.23	16.55
06-36H	Large Cap Value	Putnam Large Cap Value R6: Class Retirement Investment Adviser: Putnam, a Franklin Templeton company SubAdviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management	0.54		19.42	12.69	11.15
06-6N4	Small Cap Growth	Putnam Small Cap Growth R6: Class Retirement*** Investment Adviser: Putnam, a Franklin Templeton company SubAdviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management	0.81		23.48	13.30
06-3XC	Mid Cap Growth	Putnam Sustainable Future R6: Class Retirement Investment Adviser: Putnam, a Franklin Templeton company SubAdviser: Franklin Advisers, Inc.	0.68		15.40	9.96
06-3XG	Large Cap Growth	Putnam Sustainable Leaders R6: Class Retirement Investment Adviser: Putnam, a Franklin Templeton company SubAdviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management	0.53		23.41	14.08

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GCH	Diversified Emerging Markets	Russell Inv Emerging Markets R6: Class Retirement Investment Adviser: Russell Investments Group, LLC SubAdviser: Axiom Investors, LLC;Numeric Investors LLC; Barrow Hanley Mewhinney & Strauss LLC;Sands Capital Management, LLC;Pzena Investment Management, LLC; Oaktree Fund Advisors, LLC	1.04	*	8.39	0.25
06-FFM	Specialty	Russell Inv Global Real Estate Secs R6: Class Retirement Investment Adviser: Russell Investments Group, LLC SubAdviser: DWS Investments Australia Limited;Cohen & Steers Asia Limited;Cohen & Steers UK Limited;RREEF America L.L.C.;Cohen & Steers Capital Management, Inc.;DWS Alternatives Global Limited	0.92	*	1.30	-0.32
06-GCJ	Intermediate Term Bond	Russell Inv Investment Grade Bond R6: Class Retirement Investment Adviser: Russell Investments Group, LLC SubAdviser: Schroder Investment Management North America Inc.; MetLife Investment Management, LLC	0.38	*	1.49	-0.38
06-GCK	Intermediate Term Bond	Russell Inv Strategic Bond R6: Class Retirement Investment Adviser: Russell Investments Group, LLC SubAdviser: RBC Global Asset Management (U.S.) Inc.;RBC Global Asset Management (UK) Limited;Schroder Investment Management North America Inc.;Allspring Global Investments, LLC	0.45	*	0.97	-0.58
06-GCM	Small Cap Blend	Russell Inv US Small Cap Equity R6: Class Retirement Investment Adviser: Russell Investments Group, LLC SubAdviser: Ancora Advisors LLC;BAMCO Inc;Calamos Advisors LLC; DePrince Race & Zollo Inc;Jacobs Levy Equity Management, Inc.; Ranger Investment Management LP;Penn Capital Management Company LLC;Boston Partners Global Investors, Inc;Copeland Capital Management, LLC	0.95	*	8.77	8.11
06-6XX	Large Cap Value	Smead Value Y: Class Inst Investment Adviser: Smead Capital Management	0.82		5.18	11.92	10.94
06-73C	Balanced	State Street Balanced Index K: Class Retirement Investment Adviser: State Street Global Advisors	0.05	*	13.99
06-3TT	Mgd Asset Allocation	State Street Target Retirement 2020 K: Class Retirement Investment Adviser: State Street Global Advisors	0.09	*	7.51	4.93	5.56
06-3TV	Mgd Asset Allocation	State Street Target Retirement 2025 K: Class Retirement Investment Adviser: State Street Global Advisors	0.09	*	8.92	5.93	6.53

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3TW	Mgd Asset Allocation	State Street Target Retirement 2030 K: Class Retirement Investment Adviser: State Street Global Advisors	0.09	*	9.97	6.66	7.14
06-3VR	Mgd Asset Allocation	State Street Target Retirement 2035 K: Class Retirement Investment Adviser: State Street Global Advisors	0.09	*	10.62	7.08	7.54
06-3TY	Mgd Asset Allocation	State Street Target Retirement 2040 K: Class Retirement Investment Adviser: State Street Global Advisors	0.09	*	11.40	7.56	7.88
06-3V3	Mgd Asset Allocation	State Street Target Retirement 2045 K: Class Retirement Investment Adviser: State Street Global Advisors	0.09	*	12.00	7.94	8.17
06-3V4	Mgd Asset Allocation	State Street Target Retirement 2050 K: Class Retirement Investment Adviser: State Street Global Advisors	0.09	*	12.56	8.28	8.32
06-3V6	Mgd Asset Allocation	State Street Target Retirement 2055 K: Class Retirement Investment Adviser: State Street Global Advisors	0.09	*	12.66	8.29	8.33
06-3V7	Mgd Asset Allocation	State Street Target Retirement 2060 K: Class Retirement Investment Adviser: State Street Global Advisors	0.09	*	12.67	8.30	8.32
06-64F	Mgd Asset Allocation	State Street Target Retirement 2065 K: Class Other Investment Adviser: State Street Global Advisors	0.09	*	12.75
06-3V9	Mgd Asset Allocation	State Street Target Retirement K: Class Retirement Investment Adviser: State Street Global Advisors	0.09	*	7.26	4.44	4.65
06-6YR	Small Cap Blend	Steward Values Enhanced SmMidCapR6: Class Retirement Investment Adviser: Crossmark Global Investments, Inc.	0.53		10.54	8.85
06-3CY	Large Cap Growth	T. Rowe Price All-Cap Opportunities-I: Class Inst Investment Adviser: T. Rowe Price	0.66		25.37	17.48
06-FFN	Large Cap Growth	T. Rowe Price Blue Chip Growth I: Class Inst Investment Adviser: T. Rowe Price	0.57		35.79	14.70
06-4GM	Balanced	T. Rowe Price Capital Appreciation I: Class Inst*** Investment Adviser: T. Rowe Price SubAdviser: T. Rowe Price Investment Management,Inc.	0.58	*	12.84	10.69
06-4GN	Specialty	T. Rowe Price Comm & Tech I: Class Inst Investment Adviser: T. Rowe Price	0.67		38.26	14.12
06-4TR	Mid Cap Growth	T. Rowe Price Diversified Mid Cap Gr I: Class Inst Investment Adviser: T. Rowe Price	0.67		23.95	11.24
06-3W9	Large Cap Blend	T. Rowe Price Dividend Growth I: Class Inst Investment Adviser: T. Rowe Price	0.50		13.65	10.85

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4PK	Diversified Emerging Markets	T. Rowe Price Emerging Markets Stock I: Class Inst Investment Adviser: T. Rowe Price SubAdviser: T. Rowe Price Singapore Private Ltd	0.98	*	-1.50	-3.96
06-FFP	Large Cap Value	T. Rowe Price Equity Income I: Class Inst Investment Adviser: T. Rowe Price	0.56		12.00	8.72
06-GPC	Specialty	T. Rowe Price Financial Services I: Class Inst Investment Adviser: T. Rowe Price	0.78	*	31.06	14.41
06-47W	World Allocation	T. Rowe Price Global Allocation I: Class Inst Investment Adviser: T. Rowe Price SubAdviser: T. Rowe Price Hong Kong Limited;T. Rowe Price Singapore Private Ltd;T. Rowe Price Japan, Inc;T. Rowe Price International Ltd; T. Rowe Price Australia Limited	0.82	*	10.00	6.13
06-64T	World Bond	T. Rowe Price Global Multi-Sector Bd I: Class Inst Investment Adviser: T. Rowe Price SubAdviser: T. Rowe Price Hong Kong Limited;T. Rowe Price International Ltd	0.51	*	4.42	1.56
06-4GP	Specialty	T. Rowe Price Global Technology I: Class Inst Investment Adviser: T. Rowe Price	0.78		33.33	12.44
06-FFR	Large Cap Growth	T. Rowe Price Growth Stock I: Class Inst Investment Adviser: T. Rowe Price	0.52		29.76	13.26
06-4GC	Specialty	T. Rowe Price Health Sciences I: Class Inst Investment Adviser: T. Rowe Price	0.67		1.94	6.45
06-63M	Foreign Small/Mid Eqty	T. Rowe Price International Discovery: Class Inv Investment Adviser: T. Rowe Price SubAdviser: T. Rowe Price International Limited;T. Rowe Price Hong Kong Limited;T. Rowe Price Japan, Inc	1.25		3.67	4.01	6.80
06-FFT	Foreign Value	T. Rowe Price International Value Eq I: Class Inst Investment Adviser: T. Rowe Price SubAdviser: T. Rowe Price International Ltd	0.68		8.01	6.37
06-6YN	Mid Cap Growth	T. Rowe Price Instl Mid-Cap Equity Gr: Class Inst*** Investment Adviser: T. Rowe Price Associates, Inc. SubAdviser: T. Rowe Price Investment Management,Inc.	0.61		9.67	7.78	10.55
06-6RT	Small Cap Growth	T. Rowe Price Integrated US Sm Gr Eq I: Class Inst Investment Adviser: T. Rowe Price	0.65		13.06	8.06

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FFV	Mid Cap Growth	T. Rowe Price Mid-Cap Growth I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc. SubAdviser: T. Rowe Price Investment Management,Inc.	0.63		9.54	7.92
06-FFW	Mid Cap Value	T. Rowe Price Mid-Cap Value I: Class Inst Investment Adviser: T. Rowe Price	0.71		16.49	12.75
06-4GR	Specialty	T. Rowe Price New Era I: Class Inst Investment Adviser: T. Rowe Price	0.57		4.71	6.87
06-3XK	Mid Cap Growth	T. Rowe Price New Horizons I: Class Inst Investment Adviser: T. Rowe Price	0.66		3.99	6.69
06-3RR	Foreign Blend	T. Rowe Price Overseas Stock I: Class Inst Investment Adviser: T. Rowe Price SubAdviser: T. Rowe Price International Ltd	0.67		2.95	4.53
06-GFP	Specialty	T. Rowe Price Real Estate I: Class Inst Investment Adviser: T. Rowe Price	0.63	*	3.91	2.74
06-4GT	Small Cap Growth	T. Rowe Price Small-Cap Stock I: Class Inst*** Investment Adviser: T. Rowe Price SubAdviser: T. Rowe Price Investment Management,Inc.	0.77		11.78	8.13
06-4MP	Balanced	T. Rowe Price Spectrum Mod Gr Allc I: Class Inst Investment Adviser: T. Rowe Price SubAdviser: T. Rowe Price International Limited;T. Rowe Price Hong Kong Limited;T. Rowe Price Investment Management,Inc.	0.64	*	12.70	7.43
06-4GV	Large Cap Value	T. Rowe Price Value I: Class Inst Investment Adviser: T. Rowe Price	0.57	*	15.18	10.55
06-GCR	Foreign Value	Templeton Foreign R6: Class Retirement Investment Adviser: Franklin Templeton Invts	0.74	*	-2.26	3.73	3.60
06-FGT	World Bond	Templeton Global Bond R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.58	*	-11.54	-4.76	-1.64
06-4GW	Diversified Emerging Markets	Thornburg Developing World R6: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.94	*	5.88	0.23	2.93
06-GPF	Foreign Blend	Thornburg International Equity R6: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.70	*	11.78	7.51	6.94
06-4GX	Foreign Growth	Thornburg International Growth R6: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.89	*	2.52	3.02	5.35

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-39W	World Allocation	Thornburg Investment Income Builder R6: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.84	*	13.44	8.20
06-GCV	Short Term Bond	Thornburg Limited Term Income R6: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.42	*	4.79	2.13
06-4XJ	Multisector Bond	Thornburg Strategic Income R6: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.53	*	4.82	3.39
06-GPG	Large Cap Blend	Touchstone Focused Instl: Class Inst Investment Adviser: Fort Washington Investment Advisors Inc SubAdviser: Fort Washington Investment Advisors Inc	0.85	*	18.92	14.04	11.66
06-3GK	Large Cap Blend	Touchstone Large Cap Focused Instl: Class Inst Investment Adviser: Fort Washington Investment Advisors Inc SubAdviser: Fort Washington Investment Advisors Inc	0.71	*	20.64	14.32	13.23
06-GPJ	Mid Cap Growth	Touchstone Mid Cap Growth Inst: Class Inst*** Investment Adviser: Westfield Capital Management Company, L.P. SubAdviser: Westfield Capital Management Company, L.P.	0.87	*	16.32	9.76	11.23
06-4Y4	Mid Cap Growth	Touchstone Mid Cap Growth R6: Class Retirement Investment Adviser: Westfield Capital Management Company, L.P. SubAdviser: Westfield Capital Management Company, L.P.	0.78	*	16.46
06-6PW	Mid Cap Blend	Touchstone Mid Cap R6: Class Retirement Investment Adviser: The London Company of Virginia, LLC SubAdviser: London Company of Virginia	0.79	*	8.59
06-4PF	Small Cap Blend	Touchstone Small Company R6: Class Retirement Investment Adviser: Fort Washington Investment Advisors Inc SubAdviser: Fort Washington Investment Advisors Inc	0.81	*	13.64	10.55	9.96
06-6RX	Mgd Asset Allocation	T. Rowe Price Retirement 2005 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.34		8.22
06-6RY	Mgd Asset Allocation	T. Rowe Price Retirement 2010 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.34		8.71
06-6T3	Mgd Asset Allocation	T. Rowe Price Retirement 2015 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.35		8.98
06-6T4	Mgd Asset Allocation	T. Rowe Price Retirement 2020 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.37		9.29
06-6T6	Mgd Asset Allocation	T. Rowe Price Retirement 2025 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.38		9.91

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-6T7	Mgd Asset Allocation	T. Rowe Price Retirement 2030 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.40		10.92
06-6T9	Mgd Asset Allocation	T. Rowe Price Retirement 2035 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.42		12.15
06-6TC	Mgd Asset Allocation	T. Rowe Price Retirement 2040 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.43		13.38
06-6TF	Mgd Asset Allocation	T. Rowe Price Retirement 2045 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.44		14.21
06-6TG	Mgd Asset Allocation	T. Rowe Price Retirement 2050 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.45		14.39
06-6TH	Mgd Asset Allocation	T. Rowe Price Retirement 2055 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.46		14.55
06-6TJ	Mgd Asset Allocation	T. Rowe Price Retirement 2060 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.46		14.53
06-6TK	Mgd Asset Allocation	T. Rowe Price Retirement 2065 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.46		14.46
06-6TM	Balanced	T. Rowe Price Retirement Balanced ClassI: Class Inst Investment Adviser: T. Rowe Price	0.34		8.09
06-6X9	Specialty	T. Rowe Price Science & Tech I: Class Inst Investment Adviser: T. Rowe Price	0.67		40.43	16.68
06-4FX	Small Cap Value	Undiscovered Managers Behavioral Val R6: Class Retirement Investment Adviser: FullerThaler SubAdviser: Fuller & Thaler Asset Management Inc	0.80	*	10.35	11.75	9.99
06-FHY	Large Cap Blend	Vanguard 500 Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.04		24.97	14.48	13.06
06-FJC	Balanced	Vanguard Balanced Index Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.07		14.59	8.28	8.17
06-4XX	Specialty	Vanguard Commodity Strategy Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.16		5.29	9.55
06-4Y3	Specialty	Vanguard Consumer Discretionary Idx Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.09		24.39	15.95	13.79
06-4XY	Specialty	Vanguard Consumer Staples Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.09		13.32	8.24	8.10
06-FJF	Foreign Blend	Vanguard Developed Markets Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.05		3.04	4.76	5.47

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-4CY	Large Cap Blend	Vanguard Dividend Growth Inv: Class Inv Investment Adviser: Wellington Management Company LLP	0.29	9.03	9.42	10.48
06-FJG	Diversified Emerging Markets	Vanguard Emerging Mkts Stock Idx Adm: Class Inst Investment Adviser: Vanguard Global Advisors, LLC	0.13	10.95	2.98	3.99
06-FJH	Specialty	Vanguard Energy Adm: Class Inst Investment Adviser: Wellington Management Company LLP	0.36	10.67	5.70	2.96
06-6N6	Specialty	Vanguard Energy Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.09	6.57	12.69	4.40
06-FJJ	Large Cap Value	Vanguard Equity-Income Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.18	15.16	9.97	10.07
06-4PP	Europe Stock	Vanguard European Stock Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.08	2.03	4.94	5.26
06-FJK	Small Cap Growth	Vanguard Explorer Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.33	10.37	9.24	10.22
06-FJM	Mid Cap Blend	Vanguard Extended Market Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.05	16.91	9.89	9.45
06-4G7	Specialty	Vanguard Financials Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.09	30.48	11.59	11.38
06-3CC	Foreign Blend	Vanguard FTSE All-Wld ex-US Idx Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.08	5.44	4.39	5.12
06-3WM	Large Cap Blend	Vanguard FTSE Social Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.13	25.97	14.53
06-GFM	Int Government Bond	Vanguard GNMA Adm: Class Inst Investment Adviser: Wellington Management Company LLP	0.11	1.16	-0.47	0.97
06-4MV	Large Cap Blend	Vanguard Growth & Income Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.24	26.28	14.77	13.04
06-FJN	Large Cap Growth	Vanguard Growth Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.05	32.66	18.36	15.75
06-FJP	Specialty	Vanguard Health Care Adm: Class Inst Investment Adviser: Wellington Management Company LLP	0.30	-1.53	5.79	7.31
06-4MW	Specialty	Vanguard Health Care Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.09	2.65	7.21	8.83
06-4MX	Large Cap Value	Vanguard High Dividend Yield Index Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.08	17.59	9.73
06-FJR	High Yield Bond	Vanguard High-Yield Corporate Adm: Class Inst Investment Adviser: Wellington Management Company LLP	0.12	6.39	3.43	4.60

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-4XW	Specialty	Vanguard Industrials Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.09	16.97	12.17	10.86
06-GFC	Inflation-Protec Bond	Vanguard Inflation-Protected Secs Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.10	1.86	1.79	2.12
06-4G9	Specialty	Vanguard Information Technology Idx Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.09	29.26	21.44	20.76
06-FJT	Intermediate Term Bond	Vanguard Interm-Term Bond Index Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.06	1.51	0.02	1.76
06-FJV	Intermediate Term Bond	Vanguard Interm-Term Investment-Grde Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.09	3.29	1.09	2.49
06-FJW	Int Government Bond	Vanguard Interm-Term Treasury Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.10	1.48	0.08	1.23
06-3F6	Foreign Growth	Vanguard International Growth Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.25	9.48	6.64	8.68
06-4XG	Foreign Value	Vanguard International Value Inv: Class Inv Investment Adviser: Vanguard Group Inc	0.36	1.04	4.06	4.61
06-64K	Foreign Value	Vanguard Intl Hi Div Yld Adm: Class Inst*** Investment Adviser: Vanguard Group Inc	0.17	6.97	5.87
06-3C9	Int Government Bond	Vanguard Intmdt-Term Trs Idx Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.06	1.34	-0.19	1.08
06-FJX	Balanced	Vanguard LifeStrategy Cnsrv Gr Inv: Class Inv Investment Adviser: Vanguard Group Inc	0.12	7.54	3.99	4.82
06-FJY	Balanced	Vanguard LifeStrategy Growth Inv: Class Inv Investment Adviser: Vanguard Group Inc	0.14	13.18	7.99	7.95
06-FKC	Balanced	Vanguard LifeStrategy Income Inv: Class Inv Investment Adviser: Vanguard Group Inc	0.11	4.66	1.87	3.15
06-FKF	Balanced	Vanguard LifeStrategy Mod Gr Inv Shrs: Class Inv Investment Adviser: Vanguard Group Inc	0.13	10.31	6.00	6.41
06-GJY	Specialty	Vanguard Long-Term Investment-Grade Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.10	-2.70	-2.22	1.85
06-4PT	Specialty	Vanguard Long-Term Treasury Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.10	-6.32	-5.07	-0.63
06-FKG	Specialty	Vanguard Materials Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.09	0.46	8.91	7.76

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-FKH	Mid Cap Growth	Vanguard Mid Cap Growth Inv: Class Inv Investment Adviser: Vanguard Group Inc	0.33	17.81	8.40	8.91
06-FKJ	Mid Cap Blend	Vanguard Mid Cap Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.05	15.22	9.85	9.55
06-3YP	Mid Cap Growth	Vanguard Mid-Cap Growth Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.07	16.41	10.57	10.40
06-3YN	Mid Cap Value	Vanguard Mid-Cap Value Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.07	14.03	8.76	8.50
06-FKK	Specialty	Vanguard Real Estate Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.13	4.92	2.99	5.06
06-FKM	Mid Cap Value	Vanguard Selected Value Inv: Class Inv Investment Adviser: Vanguard Group Inc	0.42	7.18	10.95	8.86
06-4YJ	Short Term Bond	Vanguard Short-Term Bond Index Adm: Class Inst** Investment Adviser: Vanguard Group Inc	0.06	3.73	1.25	1.60
06-3CR	Short Term Gov Bond	Vanguard Short-Term Federal Adm: Class Inst** Investment Adviser: Vanguard Group Inc	0.10	4.26	1.31	1.49
06-4N9	Short Term Bond	Vanguard Short-Term Investment-Grade Adm: Class Inst** Investment Adviser: Vanguard Group Inc	0.09	5.06	1.97	2.27
06-4PR	Short Term Gov Bond	Vanguard Short-Term Treasury Adm: Class Inst** Investment Adviser: Vanguard Group Inc	0.10	3.83	1.17	1.31
06-FKP	Small Cap Growth	Vanguard Small Cap Growth Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.07	16.49	7.69	9.09
06-FKR	Small Cap Blend	Vanguard Small Cap Index Admiral Shares: Class Inst Investment Adviser: Vanguard Group Inc	0.05	14.23	9.30	9.09
06-FKN	Small Cap Value	Vanguard Small Cap Value Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.07	12.39	9.90	8.67
06-4MY	Mid Cap Blend	Vanguard Strategic Equity Inv: Class Inv Investment Adviser: Vanguard Group Inc	0.17	17.16	12.19	10.13
06-FKW	Mgd Asset Allocation	Vanguard Target Retirement 2020 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	7.75	4.75	5.58
06-FKX	Mgd Asset Allocation	Vanguard Target Retirement 2025 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	9.44	5.66	6.32
06-FKY	Mgd Asset Allocation	Vanguard Target Retirement 2030 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	10.64	6.44	6.92

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-FMC	Mgd Asset Allocation	Vanguard Target Retirement 2035 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	11.78	7.20	7.51
06-FMF	Mgd Asset Allocation	Vanguard Target Retirement 2040 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	12.88	7.97	8.08
06-FMG	Mgd Asset Allocation	Vanguard Target Retirement 2045 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	13.91	8.73	8.57
06-FMH	Mgd Asset Allocation	Vanguard Target Retirement 2050 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	14.64	9.03	8.72
06-FMJ	Mgd Asset Allocation	Vanguard Target Retirement 2055 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	14.64	9.02	8.70
06-FMK	Mgd Asset Allocation	Vanguard Target Retirement 2060 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	14.63	9.02	8.70
06-34V	Mgd Asset Allocation	Vanguard Target Retirement 2065 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	14.62	9.01
06-6MJ	Mgd Asset Allocation	Vanguard Target Retirement 2070 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	14.59
06-FMM	Mgd Asset Allocation	Vanguard Target Retirement Income Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	6.58	3.58	4.19
06-FMN	Intermediate Term Bond	Vanguard Total Bond Market Index Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.04	1.24	-0.32	1.33
06-FMP	World Bond	Vanguard Total Intl Bd Idx AdmiralTM: Class Inst Investment Adviser: Vanguard Group Inc	0.10	3.67	0.08	1.90
06-FMR	Foreign Blend	Vanguard Total Intl Stock Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.09	5.14	4.28	5.06
06-FMT	Large Cap Blend	Vanguard Total Stock Mkt Idx Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.04	23.74	13.80	12.49
06-FMV	Large Cap Growth	Vanguard US Growth AdmiralTM: Class Inst Investment Adviser: Vanguard Group Inc	0.22	32.03	15.65	14.75
06-4N7	Specialty	Vanguard Utilities Index Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.09	23.06	6.04	8.21
06-FMW	Large Cap Value	Vanguard Value Index Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.05	15.99	9.93	9.99
06-GCT	Balanced	Vanguard Wellesley® Income AdmiralTM: Class Inst Investment Adviser: Wellington Management Company LLP	0.16	5.97	4.01	5.26
06-GFF	Balanced	Vanguard WellingtonTM AdmiralTM: Class Inst Investment Adviser: Wellington Management Company LLP	0.18	14.86	8.24	8.44

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4V3	Large Cap Value	Vanguard WindsorTM II AdmiralTM: Class Inst Investment Adviser: Vanguard Group Inc	0.23		14.29	12.18	10.43
06-6TP	Foreign Value	Vanguard International Dividend Gr Inv: Class Inv Investment Adviser: Wellington Management Company LLP	0.55		-3.03
06-4NT	Intermediate Term Bond	Victory Core Plus Intermediate Bond R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	0.42		2.95	1.43
06-3RF	Mid Cap Value	Victory Integrity Mid-Cap Value R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	0.60	*	12.23	9.98
06-3JN	Small Cap Value	Victory Integrity Small-Cap Value R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	0.96		4.90	9.13	7.39
06-4NW	Foreign Blend	Victory International R6: Class Retirement Investment Adviser: Wellington Management Company LLP SubAdviser: Wellington Management Company LLP	0.87	*	5.06	4.74
06-4NV	Large Cap Growth	Victory Nasdaq 100 Index R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	0.29		25.61	19.83
06-6WF	World Stock	Victory RS Global R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	0.55	*	20.04	12.26
06-33C	Small Cap Growth	Victory RS Small Cap Growth R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	1.06	*	11.43	0.87
06-3R9	Diversified Emerging Markets	Victory Sophus Emerging Markets R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	0.89	*	5.67	0.67
06-FMX	Mid Cap Value	Victory Sycamore Established Value R6: Class Retirement*** Investment Adviser: Victory Capital Management Inc.	0.54		10.24	11.11	10.80
06-FMY	Small Cap Value	Victory Sycamore Small Company Opp R6: Class Retirement*** Investment Adviser: Victory Capital Management Inc.	0.85		5.59	7.70
06-GFH	Foreign Small/Mid Eqty	Victory Trivalent International Sm-Cp R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	1.03		4.66	3.73	6.01
06-3RC	Foreign Blend	Victory Trivalent Intl Fd-Core Eq R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	0.55	*	8.69	4.71
06-FFJ	Large Cap Value	Virtus Ceredex Large-Cap Value Equity R6: Class Retirement Investment Adviser: Ceredex Value Advisors SubAdviser: Ceredex Value Advisors LLC	0.72	*	10.87	7.55	8.15

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FFK	Mid Cap Value	Virtus Ceredex Mid-Cap Value Equity R6: Class Retirement Investment Adviser: Ceredex Value Advisors SubAdviser: Ceredex Value Advisors LLC	0.79	*	10.24	6.25	7.83
06-4PH	Specialty	Virtus Duff & Phelps Real Estate Secs R6: Class Retirement Investment Adviser: Duff & Phelps Inv Mgmt Co (IL) SubAdviser: Duff & PheLPs Investment Management Co	0.79	*	11.28	5.98	6.44
06-6XV	Mid Cap Growth	Virtus KAR Mid-Cap Core R6: Class Retirement Investment Adviser: Kayne Anderson Rudnick Investment Management LLC SubAdviser: Kayne Anderson Rudnick Investment Management LLC	0.87	*	5.28	10.43
06-64N	Small Cap Growth	Virtus KAR Small-Cap Growth R6: Class Retirement Investment Adviser: Kayne Anderson Rudnick Investment Management LLC SubAdviser: Kayne Anderson Rudnick Investment Management LLC	1.00		9.85	6.73
06-4NN	Mid Cap Value	Virtus NFJ Mid-Cap Value R6: Class Retirement Investment Adviser: NFJ Investment Group, LLC SubAdviser: NFJ Investment Group LLC – Dallas	0.60	*	3.96	6.31
06-CPJ	Small Cap Value	Virtus NFJ Small-Cap Value R6: Class Retirement Investment Adviser: NFJ Investment Group, LLC SubAdviser: NFJ Investment Group LLC – Dallas	0.77	*	6.07	5.65	5.24
06-47K	Specialty	Virtus Seix Floating Rate High Inc R6: Class Retirement Investment Adviser: Seix Investment Advisors SubAdviser: Virtus Fixed Income Advisers, LLC	0.54	*	8.68	5.13
06-3CX	Intermediate Term Bond	Virtus Seix Total Return Bond R6: Class Retirement Investment Adviser: Seix Investment Advisors SubAdviser: Virtus Fixed Income Advisers, LLC	0.31	*	1.28	0.25	1.43
06-3N4	Diversified Emerging Markets	Virtus SGA Emerging Markets Equity R6: Class Retirement Investment Adviser: Sustainable Growth Advisers, LP	0.98	*	-8.05	-4.98	-0.13
06-3YT	Small Cap Blend	Virtus Small-Cap R6: Class Retirement Investment Adviser: Virtus Investment Advisers, LLC SubAdviser: Virtus Systematic	1.04	*	19.60	9.34
06-4NR	Intermediate Term Bond	Voya Intermediate Bond R6: Class Retirement Investment Adviser: Voya Investment Management Co. LLC SubAdviser: Voya Investment Management Co. LLC	0.29		2.93	0.27	2.03

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-6N7	Large Cap Value	Voya Large Cap Value R6: Class Retirement Investment Adviser: Voya Investment Management Co. LLC (US) SubAdviser: Voya Investment Management Co. LLC	0.74	*	16.90	11.51	9.39
06-6JT	Small Cap Growth	Voya Small Cap Growth R6: Class Retirement Investment Adviser: Voya Investment Management Co. LLC (US) SubAdviser: Voya Investment Management Co. LLC	0.85		18.76
06-GFJ	Intermediate Term Bond	Western Asset Core Plus Bond IS: Class Inst Investment Adviser: Western Asset Management Company, LLC SubAdviser: Western Asset Management Company Pte Ltd. – Singapore; Western Asset Management Company, LLC;Western Asset Management Company Ltd. – Japan;Western Asset Management Company Limited	0.42		-0.75	-1.54	1.52
06-3TP	Mid Cap Growth	William Blair Small-Mid Cap Growth I: Class Inst Investment Adviser: William Blair	0.99	*	11.51	7.81	10.39
06-76F	Mid Cap Value	Nuveen Mid Cap Value R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.46		14.49	7.69	6.91
06-74P	Large Cap Blend	Amana Income Institutional: Class Inst Investment Adviser: Saturna Capital Corporation	0.76		13.16	10.55	9.88
06-74R	Large Cap Growth	Amana Growth Institutional: Class Inst Investment Adviser: Saturna Capital Corporation	0.62		16.02	15.70	14.73
06-74T	Diversified Emerging Markets	Amana Developing World Institutional: Class Inst Investment Adviser: Saturna Capital Corporation	0.98		7.22	5.58	3.06
06-74V	World Bond	Amana Participation Institutional: Class Inst Investment Adviser: Saturna Capital Corporation	0.58		4.00	1.57
06-74N	Small Cap Blend	BNY Mellon Small Cap Stock Index I: Class Inst Investment Adviser: BNY Mellon Investment Management	0.26		8.48	8.14
06-73J	High Yield Bond	Fidelity Advisor Short Dur Hi Inc Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd	0.66	*	8.27	3.84
06-73Y	Large Cap Growth	Fidelity Nasdaq Composite Index: Class No Load Investment Adviser: Geode Capital Management, LLC SubAdviser: Geode Capital Management, LLC	0.29	*	29.48	17.55	16.13

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-74C	Small Cap Blend	Fidelity Advisor Stock Selector Sm Cp Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd	0.76		14.65	11.35
06-74F	Small Cap Blend	T. Rowe Price Small-Cap Value I: Class Inst Investment Adviser: T. Rowe Price SubAdviser: T. Rowe Price Investment Management,Inc.	0.66		11.05	7.56
06-74G	Foreign Small/Mid Eqty	Oakmark International Small Cap Instl: Class Inst Investment Adviser: Harris Associates L.P.	1.08		-2.73	4.66
06-74H	Specialty	Fidelity Select Health Care: Class No Load Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.65		4.93	5.74	8.22
06-74J	Foreign Growth	Goldman Sachs GQG Ptnrs Intl Opps R6: Class Retirement Investment Adviser: GQG Partners LLC SubAdviser: GQG Partners LLC	0.75	*	5.21	8.29
06-74K	Specialty	Franklin Convertible Securities R6: Class Retirement*** Investment Adviser: Franklin Templeton Invts	0.51	*	16.22	11.35	11.16
06-74M	Small Cap Growth	Fidelity Small Cap Growth K6: Class Retirement*** Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.61		20.99	10.55
06-005	High Yield Bond	AB High Income Advisor: Class Adv Investment Adviser: AllianceBernstein L.P.	0.65		8.88	3.66	4.48
06-3YR	Large Cap Growth	AB Large Cap Growth Advisor: Class Adv Investment Adviser: AllianceBernstein L.P.	0.57	*	25.44	15.87	15.71
06-146	Small Cap Growth	AB Small Cap Growth R: Class Retirement*** Investment Adviser: AllianceBernstein L.P.	1.51		18.02	7.00	10.12
06-505	Balanced	Alger Balanced I-2: Class Inst Investment Adviser: Fred Alger Management, LLC	1.07		17.06	9.87	8.92
06-510	Large Cap Growth	Alger Capital Appreciation Ptfl I-2: Class Inst Investment Adviser: Fred Alger Management, LLC	0.95		48.13	17.84	15.55

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-500	Large Cap Growth	Alger Large Cap Growth I-2: Class Inst Investment Adviser: Fred Alger Management, LLC	0.84	*	42.89	16.79	13.87
06-197	Small Cap Growth	Alger Small Cap Growth Institutional I: Class Inst Investment Adviser: Fred Alger Management, LLC	1.41		7.77	3.70	7.55
06-485	Balanced	American Century Strat Allc: Cnsrv Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.83	*	7.75	5.15	5.03
06-33X	Foreign Value	American Beacon International Eq Inv: Class Inv Investment Adviser: American Beacon Advisors Inc SubAdviser: Lazard Asset Management LLC;American Century Investment Management Inc;Causeway Capital Management LLC	1.11		1.78	3.98	3.91
06-34F	Small Cap Value	American Beacon Small Cp Val Inv: Class Inv Investment Adviser: American Beacon Advisors Inc SubAdviser: Barrow Hanley Mewhinney & Strauss LLC;Brandywine Global Investment Mgmt, LLC;DePrince Race & Zollo Inc;Hotchkis and Wiley Capital Mgmt LLC	1.15		7.05	8.68	7.36
06-694	Large Cap Growth	American Century Disciplined Growth Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.92	*	31.36	16.26	13.37
06-721	Intermediate Term Bond	American Century Diversified Bond Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.60		1.31	-0.32	1.10
06-206	Diversified Emerging Markets	American Century Emerging Markets Inv: Class Inv Investment Adviser: American Century Investment Management Inc	1.27		11.44	-0.17	3.48
06-048	Large Cap Blend	American Century Equity Growth Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.66		24.70	11.61	10.34
06-475	Large Cap Value	American Century Equity Income Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.93		10.53	5.60	7.82
06-355	Large Cap Value	American Century Focused Lg Cap Val A: Class A Investment Adviser: American Century Investment Management Inc	1.09		10.87	7.44	7.43
06-435	Int Government Bond	American Century Ginnie Mae A: Class A Investment Adviser: American Century Investment Management Inc	0.80		0.24	-1.27	0.18
06-445	Large Cap Growth	American Century Growth A: Class A Investment Adviser: American Century Investment Management Inc	1.14	*	25.92	16.11	14.68
06-046	Mid Cap Growth	American Century Heritage Inv: Class Inv Investment Adviser: American Century Investment Management Inc	1.00		24.85	11.37	10.93

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-460	Large Cap Value	American Century Discplnd Cor Val Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.66		13.26	8.24	8.29
06-185	Inflation-Protec Bond	American Century Inflation Adjs Bond A: Class A Investment Adviser: American Century Investment Management Inc	0.79		1.53	1.29	1.58
06-3VG	Foreign Small/Mid Eqty	American Century International Opps Inv: Class Inv Investment Adviser: American Century Investment Management Inc	1.44	*	1.31	1.20	4.85
06-420	Foreign Growth	American Century International Gr Inv: Class Inv Investment Adviser: American Century Investment Management Inc	1.22		2.31	3.25	4.68
06-396	Mid Cap Value	American Century Mid Cap Value Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.98		8.55	7.27	7.95
06-413	Mgd Asset Allocation	American Century One Choice 2025 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.78	*	7.66	4.69	5.12
06-414	Mgd Asset Allocation	American Century One Choice 2030 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.80	*	8.07	5.07	5.50
06-416	Mgd Asset Allocation	American Century One Choice 2035 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.83	*	8.69	5.48	5.91
06-417	Mgd Asset Allocation	American Century One Choice 2040 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.85	*	9.51	5.95	6.35
06-418	Mgd Asset Allocation	American Century One Choice 2045 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.88	*	10.40	6.48	6.83
06-419	Mgd Asset Allocation	American Century One Choice 2050 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.90	*	11.27	7.10	7.29
06-436	Mgd Asset Allocation	American Century One Choice 2055 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.89	*	12.10	7.50	7.55
06-CKT	Mgd Asset Allocation	American Century One Choice 2060 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.89	*	12.45	7.70
06-63N	Mgd Asset Allocation	American Century One Choice 2065 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.89	*	12.75
06-427	Mgd Asset Allocation	American Century One Choice In Ret Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.76	*	7.54	4.56	4.76
06-269	Specialty	American Century Real Estate Inv: Class Inv Investment Adviser: American Century Investment Management Inc	1.15		7.63	3.10	5.15
06-440	Large Cap Growth	American Century Select Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.90	*	26.16	16.03	15.00

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-200	Small Cap Growth	American Century Small Cap Growth A: Class A Investment Adviser: American Century Investment Management Inc	1.42		14.62	9.59	10.52
06-470	Small Cap Value	American Century Small Cap Value Inv: Class Inv*** Investment Adviser: American Century Investment Management Inc	1.09		7.20	9.62	9.01
06-385	Small Cap Blend	American Century Small Company A: Class A Investment Adviser: American Century Investment Management Inc	1.11		4.16	6.73	5.64
06-480	Balanced	American Century Strat Allc: Agrsv Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.79	*	13.06	8.45	7.96
06-490	Balanced	American Century Strat Allc: Mod Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.84	*	10.48	6.82	6.57
06-450	Large Cap Growth	American Century Ultra® Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.89	*	29.55	18.27	16.44
06-696	Large Cap Value	American Century Value Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.99	*	9.12	8.24	7.86
06-958	Mgd Asset Allocation	American Funds 2010 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.63		7.85	4.63	4.88
06-969	Mgd Asset Allocation	American Funds 2015 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.64		8.02	4.90	5.19
06-972	Mgd Asset Allocation	American Funds 2020 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.64		8.68	5.27	5.63
06-974	Mgd Asset Allocation	American Funds 2025 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.65		8.94	5.86	6.30
06-977	Mgd Asset Allocation	American Funds 2030 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.67		10.49	6.80	7.25
06-979	Mgd Asset Allocation	American Funds 2035 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.68		12.39	8.06	8.33
06-982	Mgd Asset Allocation	American Funds 2040 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.70		14.37	9.02	8.97
06-984	Mgd Asset Allocation	American Funds 2045 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.71		14.82	9.22	9.14
06-997	Mgd Asset Allocation	American Funds 2050 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.72		15.02	9.25	9.21
06-999	Mgd Asset Allocation	American Funds 2055 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.74		15.16	9.22	9.19

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CGF	Mgd Asset Allocation	American Funds 2060 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.74		15.25	9.22
06-4R3	Mgd Asset Allocation	American Funds 2065 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.74		15.26
06-6YF	Mgd Asset Allocation	American Funds 2070 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.76
06-207	Large Cap Growth	American Funds AMCAP R4: Class Retirement Investment Adviser: Capital Group	0.68		21.12	11.13	10.89
06-446	Balanced	American Funds American Balanced R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.60		14.90	8.09	8.09
06-208	High Yield Bond	American Funds American High-Inc R4: Class Retirement Investment Adviser: Capital Group	0.67		9.48	5.27	5.01
06-3MK	Large Cap Value	American Funds American Mutual R4: Class Retirement Investment Adviser: Capital Group	0.62		14.92	9.43	9.31
06-3MM	World Allocation	American Funds Capital Income Bldr R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.62		10.22	5.77	5.50
06-211	World Stock	American Funds Capital World Gr&Inc R4: Class Retirement Investment Adviser: Capital Group	0.76		13.86	8.53	8.19
06-212	Foreign Growth	American Funds Europacific Growth R4: Class Retirement Investment Adviser: Capital Group	0.82		4.68	3.58	5.30
06-214	Large Cap Blend	American Funds Fundamental Invs R4: Class Retirement Investment Adviser: Capital Group	0.62		22.98	12.65	11.96
06-216	Large Cap Growth	American Funds Growth Fund of Amer R4: Class Retirement Investment Adviser: Capital Group	0.64		28.39	14.92	13.63
06-3MN	Balanced	American Funds Income Fund of Amer R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.62		10.82	6.53	6.66
06-209	Short Term Bond	American Funds Interm Bd Fd of Amer R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.59	*	2.95	1.15	1.42
06-503	World Stock	American Funds New Perspective R4: Class Retirement Investment Adviser: Capital Group	0.76		16.74	11.09	11.08
06-689	Diversified Emerging Markets	American Funds New World R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.92		6.52	4.70	6.20
06-332	World Stock	American Funds SMALLCAP World R4: Class Retirement Investment Adviser: Capital Research and Management Company	1.00		2.36	5.28	7.72

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-448	Large Cap Blend	American Funds Washington Mutual R4: Class Retirement Investment Adviser: Capital Group	0.61		18.96	12.02	11.30
06-4TG	Mid Cap Blend	AMG GW&K Small Mid Cap Core I: Class Inst*** Investment Adviser: GW&K Investment Management, LLC SubAdviser: GW&K Investment Management, LLC	0.87	*	10.85	10.12
06-FXW	Large Cap Growth	AMG Renaissance Large Cap Growth N: Class N Investment Adviser: Renaissance Investment Management SubAdviser: Renaissance Group LLC	1.00	*	20.80	15.02	12.68
06-4TF	Diversified Emerging Markets	AQR Emerging Multi-Style II N: Class N Investment Adviser: AQR Capital Management	0.97	*	11.71	2.94
06-BBB	Foreign Value	AQR International Multi-Style N: Class N Investment Adviser: AQR Capital Management	0.87	*	4.62	5.27	4.66
06-CCC	Large Cap Blend	AQR Large Cap Multi-Style N: Class N Investment Adviser: AQR Capital Management	0.66	*	22.57	13.53	10.59
06-CCF	Small Cap Blend	AQR Small Cap Multi-Style N: Class N Investment Adviser: AQR Capital Management	0.86	*	10.93	10.68	8.05
06-335	Mid Cap Value	Ariel Appreciation Investor: Class Inv Investment Adviser: Ariel Investments, LLC	1.14		6.30	6.83	6.13
06-CKV	Foreign Value	Ariel International Investor: Class Inv Investment Adviser: Ariel Investments, LLC	1.17	*	5.36	2.75	3.43
06-330	Mid Cap Value	Ariel Fund Investor: Class Inv Investment Adviser: Ariel Investments, LLC	1.00		11.79	8.56	7.62
06-587	Large Cap Value	BlackRock Equity Dividend Instl: Class Inst Investment Adviser: BlackRock Inc	0.72		9.74	8.23	9.07
06-528	World Allocation	BlackRock Global Allocation Instl: Class Inst Investment Adviser: BlackRock Inc SubAdviser: BlackRock International Limited;BlackRock (Singapore) Ltd	0.85	*	9.24	6.01	5.51
06-4WH	Int Government Bond	BlackRock Mortgage-Backed Secs Inv A: Class A Investment Adviser: BlackRock Inc	0.68	*	0.94	-1.08	0.38
06-CGM	Specialty	BlackRock Health Sciences Opps Instl: Class Inst Investment Adviser: BlackRock Inc	0.84		4.12	6.48	9.35
06-CHP	High Yield Bond	BlackRock High Yield Port Svc: Class S Investment Adviser: BlackRock Inc SubAdviser: BlackRock International Limited	0.86	*	8.16	4.05	4.78

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GHG	Mid Cap Growth	BlackRock Mid-Cap Growth Equity Instl: Class Inst Investment Adviser: BlackRock Inc	0.80	*	12.44	8.61	12.12
06-FRY	Balanced	BlackRock Multi-Asset Income Investor A: Class A Investment Adviser: BlackRock Inc SubAdviser: BlackRock Asset Management North Asia Ltd;BlackRock International Limited;BlackRock (Singapore) Ltd	0.82	*	7.12	3.55	4.01
06-529	Small Cap Growth	BlackRock Advantage Small Cap Gr Instl: Class Inst Investment Adviser: BlackRock Inc	0.50	*	14.07	7.03	8.41
06-FTG	Intermediate Term Bond	BlackRock Strategic Income Opps Inv A: Class A Investment Adviser: BlackRock Inc SubAdviser: BlackRock International Limited;BlackRock (Singapore) Ltd	0.99	*	5.03	2.62	2.67
06-093	Intermediate Term Bond	BlackRock Total Return Inv A: Class A Investment Adviser: BlackRock Inc SubAdviser: BlackRock International Limited;BlackRock (Singapore) Ltd	0.75		1.35	-0.31	1.34
06-CCY	Specialty	BNY Mellon Natural Resources I: Class Inst Investment Adviser: Newton Investment Management Group SubAdviser: Newton Investment Management North America, LLC	0.89		0.95	15.34	8.28
06-709	World Bond	BrandywineGLOBAL Global Opp Bond FI: Class Other Investment Adviser: Brandywine Global Investment Mgmt, LLC SubAdviser: Brandywine Global Investment Mgmt, LLC	0.97		-9.65	-3.01	-0.55
06-345	Large Cap Growth	Calvert Equity A: Class A Investment Adviser: Atlanta Capital Management Company,LLC SubAdviser: Atlanta Capital Management Company,LLC	0.90		8.39	11.04	12.44
06-340	Intermediate Term Bond	Calvert Income A: Class A Investment Adviser: Calvert Research and Management	0.95		4.53	1.07	2.66
06-516	Small Cap Blend	Calvert Small-Cap A: Class A Investment Adviser: Calvert Research and Management	1.19		11.93	7.50	8.51
06-520	Mid Cap Blend	Calvert VP SRI Mid Cap: Class N/A Investment Adviser: Calvert Research and Management	0.99	*	10.22	5.05	6.40
06-712	Large Cap Blend	ClearBridge Appreciation FI: Class Other Investment Adviser: ClearBridge Investments, LLC. SubAdviser: ClearBridge Investments, LLC	1.05		22.34	12.49	11.69
06-711	Large Cap Blend	ClearBridge Growth FI: Class Other Investment Adviser: ClearBridge Investments, LLC. SubAdviser: ClearBridge Investments, LLC	1.16		12.12	5.86	5.79

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GJR	Foreign Value	ClearBridge International Value A: Class A Investment Adviser: ClearBridge Investments, LLC. SubAdviser: ClearBridge Investments, LLC	1.29	*	2.26	3.88	2.71
06-GJV	Large Cap Growth	ClearBridge Large Cap Growth A: Class A Investment Adviser: ClearBridge Investments, LLC. SubAdviser: ClearBridge Investments, LLC	1.05		27.65	14.50	14.18
06-4VC	Specialty	Cohen & Steers Global Infrastructure A: Class A Investment Adviser: Cohen & Steers Capital Management, Inc. SubAdviser: Cohen & Steers Asia Limited;Cohen & Steers UK Limited	1.21		11.21	4.25	5.61
06-4VF	Specialty	Cohen & Steers Real Estate Securities A: Class A Investment Adviser: Cohen & Steers Capital Management, Inc.	1.10		6.48	4.15	6.70
06-863	Foreign Small/Mid Eqty	Columbia Acorn International Adv: Class Adv*** Investment Adviser: Columbia Threadneedle Investments	0.99	*
06-66N	Balanced	Columbia Capital Allocation Agrsv A: Class A Investment Adviser: Columbia Threadneedle Investments	1.03		15.43	8.26	8.10
06-66C	Balanced	Columbia Capital Allocation Cnsrv A: Class A Investment Adviser: Columbia Threadneedle Investments	0.96		5.30	2.00	2.78
06-66G	Balanced	Columbia Capital Allocation Mod A: Class A Investment Adviser: Columbia Threadneedle Investments	0.95		10.26	5.15	5.67
06-66K	Balanced	Columbia Capital Alloc Mod Agrsv A: Class A Investment Adviser: Columbia Threadneedle Investments	1.01		12.99	6.73	6.94
06-095	Large Cap Blend	Columbia Contrarian Core Adv: Class Adv*** Investment Adviser: Columbia Threadneedle Investments	0.72	*
06-73K	Large Cap Blend	Columbia Contrarian Core Inst: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.74		23.35	15.06	12.76
06-096	Large Cap Value	Columbia Dividend Income Adv: Class Adv*** Investment Adviser: Columbia Threadneedle Investments	0.65
06-73M	Large Cap Value	Columbia Dividend Income Inst: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.65		15.01	10.46	10.75
06-438	Emerging Market Bond	Columbia Emerging Markets Bond A: Class A Investment Adviser: Columbia Threadneedle Investments	1.13		5.98	0.49	2.73
06-67P	Large Cap Growth	Columbia Integrated Large Cap Gr A: Class A Investment Adviser: Columbia Threadneedle Investments	0.79	*	31.63	17.54	15.31

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-67T	Small Cap Growth	Columbia Integrated Small Cap Gr A: Class A Investment Adviser: Columbia Threadneedle Investments	1.24	*	19.06	8.13
06-334	Mid Cap Blend	Columbia Mid Cap Index A: Class No Load Investment Adviser: Columbia Threadneedle Investments	0.45	*	13.40	9.83	9.18
06-FTN	Foreign Value	Columbia Overseas Value Adv: Class Adv*** Investment Adviser: Columbia Threadneedle Investments	0.92	*
06-73N	Foreign Value	Columbia Overseas Value Inst: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.92	*	4.74	4.82	5.89
06-73P	Intermediate Term Bond	Columbia Quality Income Inst: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.63	*	1.77	-1.32	0.86
06-946	Small Cap Value	Columbia Select Small Cap Value Adv: Class Adv*** Investment Adviser: Columbia Threadneedle Investments	0.97	*
06-4NM	World Stock	Columbia Select Global Equity Advisor: Class Adv*** Investment Adviser: Columbia Threadneedle Investments	0.97	*
06-73R	World Stock	Columbia Select Global Equity Inst: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.97	*	17.72	10.65	11.51
06-099	Large Cap Value	Columbia Select Large Cap Value Adv: Class Adv*** Investment Adviser: Columbia Threadneedle Investments	0.55	*
06-73T	Large Cap Value	Columbia Select Large Cap Value Inst: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.55	*	12.84	9.79	9.33
06-64V	Mid Cap Growth	Columbia Select Mid Cap Growth Fund A: Class A Investment Adviser: Columbia Threadneedle Investments	1.12	*	23.41	10.63	10.73
06-098	Mid Cap Value	Columbia Select Mid Cap Value Adv: Class Adv*** Investment Adviser: Columbia Threadneedle Investments	0.90
06-73V	Mid Cap Value	Columbia Select Mid Cap Value Instl: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.90		13.16	9.92	8.49
06-869	Specialty	Columbia Seligman Tech & Info Adv: Class Adv*** Investment Adviser: Columbia Threadneedle Investments	0.93
06-336	Small Cap Blend	Columbia Small Cap Index A: Class No Load Investment Adviser: Columbia Threadneedle Investments	0.45		8.23	7.86	8.45
06-64X	Small Cap Value	Columbia Small Cap Value II A: Class A Investment Adviser: Columbia Threadneedle Investments	1.21	*	11.32	9.89	7.70
06-64Y	Intermediate Term Bond	Columbia Total Return Bond A: Class A Investment Adviser: Columbia Threadneedle Investments	0.74	*	1.96	0.24	1.82

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-67N	Intermediate Term Bond	Columbia Total Return Bond Adv: Class Adv*** Investment Adviser: Columbia Threadneedle Investments	0.49	*
06-73W	Intermediate Term Bond	Columbia Total Return Bond Inst: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.49	*	2.25	0.48	2.07
06-947	Intermediate Term Bond	Columbia Quality Income Adv: Class Adv*** Investment Adviser: Columbia Threadneedle Investments	0.63	*
06-551	Mid Cap Blend	CRM Mid Cap Value Inv: Class Inv Investment Adviser: Cramer Rosenthal McGlynn LLC	1.17		8.72	8.39	8.83
06-552	Small Cap Blend	CRM Small Cap Value Inv: Class Inv Investment Adviser: Cramer Rosenthal McGlynn LLC	1.27		17.98	6.47	7.29
06-CGR	Specialty	Macquarie Climate Solutions Y: Class Inst Investment Adviser: Macquarie Asset Management SubAdviser: Macquarie Investment Management Global Limited	1.24	*	-3.59	2.78	-3.43
06-008	World Allocation	Macquarie Asset Strategy Fund Cl Y: Class Inst Investment Adviser: Macquarie Asset Management SubAdviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	1.06		13.96	8.05	5.69
06-010	Balanced	Macquarie Balanced Fund Class Y: Class Inst Investment Adviser: Macquarie Investment Management SubAdviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	1.06	*	15.72	8.44	7.19
06-012	High Yield Bond	Macquarie High Income Fund Class Y: Class Inst Investment Adviser: Ivy Investment Management Company SubAdviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.97	*	5.97	3.44	4.12
06-CGV	Specialty	Macquarie Science and Technology Y: Class Inst Investment Adviser: Macquarie Asset Management SubAdviser: Macquarie Investment Management Global Limited	1.16		31.35	14.42	13.85
06-FPF	Small Cap Blend	Macquarie Smid Cap Core Fund Class Y: Class Inst Investment Adviser: Macquarie Asset Management SubAdviser: Macquarie Investment Management Global Limited	1.14	*	14.60	8.03	8.42

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FNG	Large Cap Value	DWS CROCI US S: Class S Investment Adviser: DWS Americas	0.68		17.75	5.90
06-3VP	Diversified Emerging Markets	DWS Emerging Markets Equity S: Class S Investment Adviser: DWS Americas SubAdviser: DWS International GmbH	1.00	*	7.48	-1.26	2.61
06-608	Specialty	DWS Enhanced Commodity Strategy S: Class S Investment Adviser: DWS Americas	1.01	*	2.53	6.23	1.34
06-632	Large Cap Blend	DWS ESG Core Equity S: Class S Investment Adviser: DWS Americas	0.55	*	23.85	15.27	10.78
06-614	Specialty	DWS RREEF Global Infrastructure S: Class S Investment Adviser: DWS Americas SubAdviser: RREEF America L.L.C.	1.11	*	11.99	4.38	4.14
06-FRC	Int Government Bond	DWS GNMA S: Class S Investment Adviser: DWS Americas	0.58	*	0.59	-1.01	0.47
06-631	World Allocation	DWS RREEF Real Assets S: Class S Investment Adviser: DWS Americas SubAdviser: RREEF America L.L.C.	1.07	*	5.44	4.59	4.54
06-617	Specialty	DWS RREEF Real Estate Securities S: Class S Investment Adviser: DWS Americas SubAdviser: RREEF America L.L.C.	0.75		6.02	3.20	5.56
06-GGM	Small Cap Blend	DWS Small Cap Core S: Class S Investment Adviser: DWS Americas	0.92		9.91	11.70	9.53
06-CHJ	Foreign Blend	Federated Hermes International Equity IS: Class Inst Investment Adviser: Federated Hermes, Inc. SubAdviser: Polaris Capital Management, LLC	0.94	*	3.22	3.84	5.76
06-049	Foreign Blend	Federated Hermes Intl Leaders IS: Class Inst Investment Adviser: Federated Hermes, Inc.	0.79	*	-0.98	5.19	4.74
06-050	Large Cap Growth	Federated Hermes Kaufmann Large Cap IS: Class Inst Investment Adviser: Federated Hermes, Inc.	0.84	*	24.65	11.17	12.09
06-051	Large Cap Blend	Federated Hermes MDT All Cap Core IS: Class Inst Investment Adviser: Federated Hermes, Inc.	0.75	*	31.07	17.36	13.64
06-4FT	Small Cap Blend	Federated Hermes MDT Small Cap Core IS: Class Inst Investment Adviser: Federated Hermes, Inc.	0.89	*	14.83	10.17	9.87

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FTV	Small Cap Growth	Federated Hermes MDT Small Cap Growth IS: Class Inst Investment Adviser: Federated Hermes, Inc.	0.89	*	15.63	8.68	10.38
06-788	High Yield Bond	Federated Hermes Opportunistic HY Bd IS: Class Inst Investment Adviser: Federated Hermes, Inc.	0.73	*	6.68	4.21	4.97
06-CCH	Mgd Asset Allocation	Fidelity Advisor Freedom 2010 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.48		5.19	3.16	4.40
06-CCJ	Mgd Asset Allocation	Fidelity Advisor Freedom 2015 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.52		6.10	3.82	5.05
06-CCK	Mgd Asset Allocation	Fidelity Advisor Freedom 2020 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.56		7.12	4.46	5.60
06-CCM	Mgd Asset Allocation	Fidelity Advisor Freedom 2025 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.61		7.92	5.04	6.09
06-CCN	Mgd Asset Allocation	Fidelity Advisor Freedom 2030 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.65		8.97	5.80	6.89
06-CCP	Mgd Asset Allocation	Fidelity Advisor Freedom 2035 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.69		10.77	7.11	7.88
06-CCR	Mgd Asset Allocation	Fidelity Advisor Freedom 2040 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.74		12.81	8.30	8.52
06-CCT	Mgd Asset Allocation	Fidelity Advisor Freedom 2045 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.75		13.67	8.55	8.64
06-CCV	Mgd Asset Allocation	Fidelity Advisor Freedom 2050 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.75		13.61	8.56	8.65
06-CCW	Mgd Asset Allocation	Fidelity Advisor Freedom 2055 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.75		13.63	8.55	8.65
06-CCX	Mgd Asset Allocation	Fidelity Advisor Freedom 2060 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.76		13.70	8.55	8.64
06-63P	Mgd Asset Allocation	Fidelity Advisor Freedom 2065 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.76		13.68	8.53
06-CCG	Mgd Asset Allocation	Fidelity Advisor Freedom Income I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.47		4.29	2.29	3.28
06-GKP	Balanced	Fidelity Advisor Real Estate Income I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.70		7.88	3.47	5.28

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-FTY	Balanced	Fidelity Advisor® BalancedI: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd	0.52
06-280	Foreign Growth	Fidelity Advisor Diversified Intl M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd	1.37	5.90	4.66	5.62
06-028	Large Cap Blend	Fidelity Advisor Diversified Stock I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd	0.56	27.65	16.43	13.05
06-255	Large Cap Value	Fidelity Advisor Dividend Growth M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	1.34	26.52	10.91	9.67
06-34W	Specialty	Fidelity Advisor Energy I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.71	4.16	12.38	4.35
06-120	Large Cap Growth	Fidelity Advisor Equity Growth M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	1.17	29.42	18.12	15.88
06-265	Large Cap Blend	Fidelity Advisor Growth & Income M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	1.11	20.83	12.52	10.67

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-125	Large Cap Growth	Fidelity Advisor Growth Opps M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.99	38.37	18.14	17.78
06-155	Foreign Growth	Fidelity Advisor Intl Cap App M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd	1.37	7.49	6.26	7.54
06-232	Large Cap Blend	Fidelity Advisor® Leveraged CoStockA: Class A Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.99
06-295	Large Cap Growth	Fidelity Advisor New Insights A: Class A Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.90	34.91	15.37	13.39
06-047	Specialty	Fidelity Advisor Real Estate I: Class Inst Investment Adviser: Fidelity Institutional Asset Management SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.77	6.30	1.98	3.73
06-393	Small Cap Blend	Fidelity Advisor Small Cap A: Class A Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	1.28	11.22	9.92	7.95
06-841	Large Cap Growth	Fidelity Advisor Stock Sel M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.98	19.20	12.88	11.44

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-270	Mid Cap Blend	Fidelity Advisor Stock Selec Mid Cp M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	1.17		11.90	9.05	8.67
06-026	Balanced	Fidelity Advisor Strategic Div & Inc I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd	0.67		11.45	7.78	7.82
06-110	Multisector Bond	Fidelity Advisor Strategic Income A: Class A Investment Adviser: Fidelity Management and Research Company SubAdviser: FMR Investment Management (U.K.) Limited; FIL Investments (Japan) Limited;FIL Investment Advisors (FIA); FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd	0.94		5.74	2.61	3.45
06-027	Intermediate Term Bond	Fidelity Advisor Total Bond I: Class Inst Investment Adviser: Fidelity Institutional Asset Management SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA); FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd	0.49		2.41	0.86	2.24
06-322	Mid Cap Value	Fidelity Advisor Value A: Class A Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd	1.15	*	10.15	11.96	8.93
06-230	Balanced	Fidelity VIP Asset Manager Initial: Class A Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.53		8.50	5.65	5.66
06-245	Large Cap Growth	Fidelity VIP Contrafund Initial: Class A Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.56		33.79	17.04	13.62

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-205	Large Cap Value	Fidelity VIP Equity-Income Initial: Class A Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.47		15.35	10.08	9.21
06-210	Large Cap Growth	Fidelity VIP Growth Initial: Class A Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.58		30.39	18.93	16.63
06-215	High Yield Bond	Fidelity VIP High Income Initial: Class A Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.77		8.97	2.74	4.17
06-220	Foreign Growth	Fidelity VIP Overseas Initial: Class A Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fil Investment Advisors; Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (UK) Ltd	0.73		5.01	5.76	6.32
06-CMX	Large Cap Growth	Franklin Growth Adv: Class Adv Investment Adviser: Franklin Templeton Investments	0.54		18.14	12.67	12.65
06-CNW	Large Cap Growth	Franklin Growth Opportunities Adv: Class Adv Investment Adviser: Franklin Templeton Investments	0.66		25.82	13.82	12.97
06-719	Balanced	Franklin Income Adv: Class Adv Investment Adviser: Franklin Templeton Invts	0.46	*	7.30	6.23	5.68
06-723	World Stock	Franklin Mutual Global Discovery Z: Class Inst Investment Adviser: Franklin Templeton Invts	0.96		4.84	6.63	6.27
06-CMY	Small Cap Value	Franklin Small Cap Value Adv: Class Adv*** Investment Adviser: Franklin Templeton Investments	0.72	*	11.60	8.61	8.33
06-CNC	Mid Cap Growth	Franklin Small-Mid Cap Growth Adv: Class Adv Investment Adviser: Franklin Templeton Investments	0.61	*	11.66	10.26	9.94

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CNF	Multisector Bond	Franklin Core Plus Bond Fund Advisor: Class Adv Investment Adviser: Franklin Templeton Investments	0.60	*	3.53	1.33	2.19
06-FPC	Specialty	Franklin Utilities Adv: Class Adv Investment Adviser: Franklin Templeton Invts	0.56		27.80	7.56	8.58
06-249	World Allocation	Goldman Sachs Growth Strategy Instl: Class Inst Investment Adviser: Goldman Sachs Asset Management, L.P.	0.60	*	14.52	8.46	7.93
06-367	Foreign Blend	Goldman Sachs Intl Eq Insghts Instl: Class Inst Investment Adviser: Goldman Sachs Asset Management, L.P.	0.82	*	6.25	5.64	6.53
06-CKX	Large Cap Growth	Goldman Sachs Large Cap Gr Insghts Inv: Class Inv Investment Adviser: Goldman Sachs Asset Management, L.P.	0.67	*	36.27	17.58	14.86
06-052	Large Cap Value	Goldman Sachs Large Cp Val Insghts Inv: Class Inv Investment Adviser: Goldman Sachs Asset Management, L.P.	0.67	*	17.68	9.34	8.64
06-252	Mid Cap Blend	Goldman Sachs Mid Cap Value Instl: Class Inst Investment Adviser: Goldman Sachs Asset Management, L.P.	0.84		12.20	9.89	8.04
06-254	Small Cap Blend	Goldman Sachs Small Cap Value Inst: Class Inst Investment Adviser: Goldman Sachs Asset Management, L.P.	0.96	*	7.69	5.73	6.37
06-257	Specialty	Goldman Sachs Technology Opps Inst: Class Inst Investment Adviser: Goldman Sachs Asset Management, L.P.	0.89	*	30.71	17.45	17.61
06-053	Large Cap Blend	Goldman Sachs US Equity Insights Inv: Class Inv Investment Adviser: Goldman Sachs Asset Management B.V.	0.68	*	28.70	14.36	12.07
06-727	Mid Cap Growth	Goldman Sachs Mid Cap Growth Inv: Class Inv Investment Adviser: Goldman Sachs Asset Management, L.P.	0.91	*	20.49	11.23	10.25
06-CGH	Cash	Goldman Sachs FS Government Adm: Class Other** Investment Adviser: Goldman Sachs Asset Management, L.P.	0.43		4.92	2.25	1.51
06-39P	Mid Cap Growth	Hartford MidCap R4: Class Retirement Investment Adviser: Wellington Management Company LLP SubAdviser: Wellington Management Company	1.16		5.83	4.54	7.87
06-3CT	Mid Cap Blend	Hartford Schroders US MidCap Opps R4: Class Retirement Investment Adviser: Schroders Investment Mgt North America SubAdviser: Schroder Investment Management North America Inc.	1.24		14.99	9.05
06-3YH	World Bond	Hartford World Bond R4: Class Retirement Investment Adviser: Wellington Management Company LLP SubAdviser: Wellington Management Company	1.05		3.65	0.67	1.41

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-893	Balanced	Invesco Active Allocation Y: Class Inst Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds)	0.74		1	5.55	6.17
06-023	Large Cap Growth	Invesco American Franchise A: Class A Investment Adviser: Invesco Advisers, Inc	0.96		34.73	15.76	14.02
06-771	Large Cap Value	Invesco Comstock A: Class A Investment Adviser: Invesco Advisers, Inc	0.81		15.03	11.48	9.47
06-762	Large Cap Value	Invesco Comstock Select Y: Class Inst Investment Adviser: Invesco Advisers, Inc	0.68	*	12.30	11.23	9.34
06-894	Intermediate Term Bond	Invesco Core Bond Y: Class Inst Investment Adviser: Invesco Advisers, Inc.	0.46	*	2.37	0.14	1.76
06-571	Diversified Emerging Markets	Invesco Developing Markets Y: Class Inst Investment Adviser: Invesco Advisers, Inc	1.03		-1.12	-2.07	2.09
06-4HC	Mid Cap Growth	Invesco Discovery Mid Cap Growth R5: Class Retirement*** Investment Adviser: Invesco Advisers, Inc	0.74		24.50	10.33
06-817	Large Cap Value	Invesco Diversified Dividend Investor: Class Inv Investment Adviser: Invesco Advisers, Inc	0.71		13.26	7.68	7.74
06-810	Specialty	Invesco Energy Inv: Class Inv Investment Adviser: Invesco Advisers, Inc	1.27		6.10	11.47	0.65
06-192	Foreign Growth	Invesco EQV International Equity R5: Class Retirement*** Investment Adviser: Invesco Advisers, Inc	0.92		0.59	3.16	4.30
06-055	Specialty	Invesco Floating Rate ESG Y: Class Inst Investment Adviser: Invesco Advisers, Inc SubAdviser: Invesco Senior Secured Management Inc	0.84		7.85	5.04	4.51
06-843	World Stock	Invesco Global Opportunities Y: Class Inst Investment Adviser: Invesco Advisers, Inc	0.90		-7.24	-2.17	6.21
06-751	Multisector Bond	Invesco Global Strategic Income Y: Class Inst Investment Adviser: Invesco Advisers, Inc	0.81		3.86	0.07	1.67
06-752	World Stock	Invesco Global Y: Class Inst Investment Adviser: Invesco Advisers, Inc.	0.83		16.56	9.51	9.90
06-753	Specialty	Invesco Gold & Special Minerals Y: Class Inst Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds)	0.86		13.30	5.99	8.71
06-815	Specialty	Invesco Health Care Invstor: Class Inv Investment Adviser: Invesco Advisers, Inc	1.06		3.97	3.53	5.17

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-229	Specialty	Invesco Income Advantage Intl R5: Class Retirement*** Investment Adviser: Invesco Advisers, Inc	1.04	*	7.09	3.24	3.41
06-754	World Bond	Invesco International Bond Y: Class Inst Investment Adviser: Invesco Advisers, Inc	0.79	*	2.42	-1.13	1.12
06-757	Foreign Small/Mid Eqty	Invesco International Small-Mid Com Y: Class Inst Investment Adviser: Invesco Advisers, Inc	1.13		-6.24	0.77	6.48
06-758	Large Cap Blend	Invesco Main Street All Cap Y: Class Inst Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds)	0.82		27.69	14.59	11.59
06-759	Mid Cap Blend	Invesco Main Street Mid Cap Y: Class Inst Investment Adviser: Invesco Advisers, Inc	0.82		17.32	9.31	8.26
06-756	Foreign Growth	Invesco Oppenheimer International Gr Y: Class Inst Investment Adviser: Invesco Advisers, Inc	0.86		-1.50	3.31	4.64
06-062	Specialty	Invesco Senior Floating Rate Y: Class Inst Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds) SubAdviser: Invesco Senior Secured Management Inc	0.84		8.75	4.84	4.07
06-320	Small Cap Growth	Invesco Small Cap Growth A: Class A Investment Adviser: Invesco Advisers, Inc	1.17		16.19	7.27	8.17
06-805	Specialty	Invesco Technology Investor: Class Inv Investment Adviser: Invesco Advisers, Inc	0.96		34.25	14.67	14.28
06-814	Mid Cap Value	Invesco Value Opportunities A: Class A Investment Adviser: Invesco Advisers, Inc	1.07		30.10	16.77	10.86
06-6KR	Mid Cap Value	Invesco Value Opportunities Y: Class Inst Investment Adviser: Invesco Advisers, Inc	0.82		30.45	17.06	11.13
06-954	Large Cap Blend	JH Adaptive Risk Mgd U.S. Eq S: Class S Investment Adviser: Janus Henderson Investors US LLC	1.07		23.25	10.17	9.84
06-CMC	Mid Cap Growth	Janus Henderson Enterprise A: Class A Investment Adviser: Janus Henderson Investors	1.14		14.86	9.64	11.84
06-601	Intermediate Term Bond	Janus Henderson VIT Flexible Bond Instl: Class Inst Investment Adviser: Janus Henderson Investors	0.57	*	1.96	0.34	1.62
06-603	Large Cap Growth	Janus Henderson Forty A: Class A Investment Adviser: Janus Henderson Investors	0.84		27.97	15.05	15.17
06-600	World Stock	Janus Henderson VIT Global Rsrch Instl: Class Inst Investment Adviser: Janus Henderson Investors	0.61		23.58	12.35	10.55

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GMH	Foreign Value	Janus Henderson Global Equity Income A: Class A Investment Adviser: Janus Henderson Investors Ltd	1.18		6.88	4.70	4.74
06-CGX	Specialty	Janus Henderson Global Life Sciences T: Class Other Investment Adviser: Janus Henderson Investors	0.92		3.47	7.65	8.49
06-156	Large Cap Blend	Janus Henderson Growth And Income R: Class Retirement Investment Adviser: Janus Henderson Investors	1.37	*	14.58	9.95	10.74
06-604	Mid Cap Value	Janus Henderson Mid Cap Value A: Class A Investment Adviser: Janus Henderson Investors	1.04		12.88	6.82	7.29
06-888	Large Cap Growth	Janus Henderson Research A: Class A Investment Adviser: Janus Henderson Investors	0.86		34.84	16.47	14.20
06-615	Small Cap Value	Janus Henderson Small Cap Value S: Class S Investment Adviser: Janus Henderson Investors	1.48		5.91	4.07	6.20
06-889	Small Cap Growth	Janus Henderson Triton A: Class A Investment Adviser: Janus Henderson Investors	1.30	*	10.05	5.51	8.35
06-611	Balanced	Janus Henderson VIT Balanced Svc: Class S Investment Adviser: Janus Henderson Investors	0.87		15.15	8.06	8.40
06-FXX	Large Cap Value	JPMorgan Equity Income R4: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.70		12.52	8.44
06-FYC	Int Government Bond	JPMorgan Government Bond R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.55	*	1.27	-0.61
06-FYG	Mid Cap Growth	JPMorgan Mid Cap Growth R4: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.90	*	14.25	10.94
06-FYJ	Mid Cap Value	JPMorgan Mid Cap Value R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.85	*	14.08	8.62
06-GMM	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2020 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.42	*	8.12	3.93
06-GMN	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2025 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.42	*	8.73	4.67
06-GMP	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2030 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.42	*	10.16	5.67
06-GMR	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2035 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.42	*	11.75	6.75
06-GMT	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2040 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.42	*	13.00	7.53

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GMV	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2045 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.42	*	13.92	8.15
06-GMW	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2050 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.42	*	14.43	8.33
06-GMX	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2055 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.42	*	14.41	8.33
06-GMY	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2060 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.42	*	14.40	8.32
06-6RF	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2065 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.42	*	14.34
06-GNC	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend Inc R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.42	*	8.19	3.79
06-FYM	Small Cap Blend	JPMorgan US Small Company R4: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.97		11.57	8.91
06-GJH	Large Cap Value	JPMorgan Value Advantage R4: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.75	*	16.56	9.21
06-36F	Foreign Small/Mid Eqty	Lord Abbett International Opp R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.00		0.43	3.03
06-CJT	Multisector Bond	Lord Abbett Bond Debenture R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.64		6.99	2.25
06-CJV	Large Cap Blend	Lord Abbett Dividend Growth R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.65		22.65	12.60
06-CJW	Small Cap Growth	Lord Abbett Developing Growth R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.69		22.21	7.53
06-CJX	Large Cap Value	Lord Abbett Fundamental Equity R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.70		20.84	10.62
06-CJY	Large Cap Growth	Lord Abbett Growth Leaders R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.65		44.97	18.02
06-CKC	Mid Cap Growth	Lord Abbett Growth Opportunities R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.71	*	31.13	8.11
06-CKF	High Yield Bond	Lord Abbett High Yield R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.72		8.77	2.97

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CKG	Mid Cap Value	Lord Abbett Mid Cap Stock R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.78		15.33	9.64
06-CKH	Small Cap Value	Lord Abbett Small Cap Value R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.94		13.14	7.07
06-CKJ	Intermediate Term Bond	Lord Abbett Total Return R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.45		2.77	0.29
06-CKK	Mid Cap Blend	Lord Abbett Value Opportunities R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.94		13.85	8.96
06-410	Mid Cap Growth	LVIP American Century CapApprecStdII: Class Other Investment Adviser: American Century Investment Management Inc SubAdviser: American Century Investment Management Inc	0.79	*	24.98	11.42	10.96
06-222	Balanced	Manning & Napier Pro-Blend Cnsrv Term S: Class S Investment Adviser: Manning & Napier Advisors, LLC	0.90		4.27	3.21	3.59
06-223	Balanced	Manning & Napier Pro-Blend Extnd Term S: Class S Investment Adviser: Manning & Napier Advisors, LLC	1.02		7.18	5.74	5.53
06-224	Balanced	Manning & Napier Pro-Blend Max Term S: Class S Investment Adviser: Manning & Napier Advisors, LLC	1.10		11.89	8.92	8.48
06-226	Balanced	Manning & Napier Pro-Blend Mod Term S: Class S Investment Adviser: Manning & Napier Advisors, LLC	1.06		6.13	4.58	4.45
06-058	Balanced	MFS Aggressive Growth Allocation R3: Class Retirement Investment Adviser: MFS Investment Management	1.01		11.82	8.11	8.89
06-059	Balanced	MFS Conservative Allocation R3: Class Retirement Investment Adviser: MFS Investment Management	0.83		6.57	4.16	4.89
06-014	Emerging Market Bond	MFS Emerging Markets Debt R3: Class Retirement Investment Adviser: MFS Investment Management	1.06	*	6.88	0.97	2.97
06-060	Balanced	MFS Growth Allocation R3: Class Retirement Investment Adviser: MFS Investment Management	0.95	*	10.40	7.06	7.79
06-773	Foreign Growth	MFS International Intrinsic Value R3: Class Retirement*** Investment Adviser: MFS Investment Management	1.05	*	7.19	5.09	7.44
06-360	Foreign Small/Mid Eqty	MFS International New Discovery A: Class A*** Investment Adviser: MFS Investment Management	1.30	*	0.65	1.14	4.60
06-386	Large Cap Growth	MFS Massachusetts Inv Gr Stk R3: Class Retirement Investment Adviser: MFS Investment Management	0.71		16.36	12.49	13.24

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-365	Mid Cap Growth	MFS Mid Cap Growth A: Class A Investment Adviser: MFS Investment Management	1.03	*	14.41	8.78	11.20
06-891	Mid Cap Value	MFS Mid Cap Value R3: Class Retirement Investment Adviser: MFS Investment Management	0.99	*	13.67	9.58	8.80
06-061	Balanced	MFS Moderate Allocation R3: Class Retirement Investment Adviser: MFS Investment Management	0.90		8.43	5.59	6.34
06-299	Small Cap Growth	MFS New Discovery R3: Class Retirement Investment Adviser: MFS Investment Management	1.28	*	6.06	4.44	8.71
06-CMH	Specialty	MFS Technology R3: Class Retirement Investment Adviser: MFS Investment Management	1.13	*	36.47	17.27	17.59
06-388	Specialty	MFS Utilities R3: Class Retirement Investment Adviser: MFS Investment Management	1.02	*	11.35	5.71	6.11
06-375	Large Cap Value	MFS Value A: Class A Investment Adviser: MFS Investment Management	0.79	*	11.64	7.95	8.54
06-399	Mid Cap Blend	Monteagle Opportunity Equity Instl: Class Inst Investment Adviser: Henssler Asset Management, LLC SubAdviser: Gw Henssler & Associates Ltd	1.31		15.37	11.88	10.23
06-GJK	Mid Cap Value	Neuberger Berman M/C Intrinsic Val A: Class A Investment Adviser: Neuberger Berman	1.21	*	8.83	6.56	5.64
06-015	Diversified Emerging Markets	Neuberger Berman Emerg Mkts Eq A: Class A Investment Adviser: Neuberger Berman	1.54	*	12.62	-0.54	2.61
06-880	World Stock	Neuberger Berman Focus Adv: Class Adv Investment Adviser: Neuberger Berman	1.35		21.11	8.55	8.29
06-900	Large Cap Value	Neuberger Berman Large Cap Value Adv: Class Adv Investment Adviser: Neuberger Berman	1.10		10.56	9.19	9.11
06-868	Small Cap Growth	Neuberger Berman Small Cap Growth A: Class A Investment Adviser: Neuberger Berman	1.27	*	25.59	9.08	10.87
06-CNY	Large Cap Blend	Neuberger Berman Sustainable Equity A: Class A Investment Adviser: Neuberger Berman	1.07		27.95	14.06	11.41
06-832	Balanced	North Square Multi Strategy I: Class Inst Investment Adviser: Oak Ridge Investments, LLC SubAdviser: NSI Retail Advisors, LLC	1.32		12.40	9.88	9.38

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-627	Small Cap Blend	North Square Spectrum Alpha I: Class Inst Investment Adviser: Oak Ridge Investments, LLC SubAdviser: NSI Retail Advisors, LLC	1.99		15.34	8.69	7.39
06-492	Small Cap Value	Northern Small Cap Value: Class No Load Investment Adviser: Northern Trust Asset Management	0.51	*	5.34	6.13	6.31
06-434	Intermediate Term Bond	Nuveen Bond Index Retirement: Class Retirement Investment Adviser: TIAA-CREF	0.32		1.07	-0.63	0.98
06-433	Large Cap Blend	Nuveen Core Equity Retire: Class Retirement Investment Adviser: SEI Trust Company	0.65		28.60	14.76	12.73
06-CNK	Intermediate Term Bond	Nuveen Core Impact Bond Retirement: Class Retirement Investment Adviser: Nuveen Fund Advisors, LLC.	0.61		2.19	-0.36	1.45
06-939	Intermediate Term Bond	Nuveen Core Plus Bond R: Class Retirement Investment Adviser: Nuveen Fund Advisors, LLC.	0.55		2.85	0.34	1.92
06-892	Large Cap Value	Nuveen Dividend Value A: Class A Investment Adviser: Nuveen Asset Management, LLC SubAdviser: Nuveen Asset Management, LLC	0.95	*	12.14	6.90	7.68
06-020	Diversified Emerging Markets	Nuveen Emerging Markets Eq Idx Retire: Class Retirement Investment Adviser: TIAA-CREF	0.41		6.50	0.94	3.15
06-428	Foreign Blend	Nuveen International Eq Idx Retire: Class Retirement Investment Adviser: TIAA-CREF	0.30		3.41	4.56	5.11
06-6J9	Foreign Growth	Nuveen International Opps A: Class A Investment Adviser: TIAA-CREF	0.95		0.41	3.39	5.47
06-431	Large Cap Growth	Nuveen Large Cap Gr Idx Retire: Class Retirement Investment Adviser: TIAA-CREF	0.30		32.95	18.61	16.41
06-942	Large Cap Growth	Nuveen Large Cap Growth R: Class Retirement Investment Adviser: TIAA-CREF	0.66		28.85	16.25	14.84
06-432	Large Cap Blend	Nuveen Large Cap Responsible Eq Ret: Class Retirement Investment Adviser: TIAA-CREF	0.42		17.94	12.35	11.39
06-429	Large Cap Value	Nuveen Large Cap Value Idx Retire: Class Retirement Investment Adviser: Nuveen Fund Advisors, LLC.	0.30		14.02	8.40	8.18
06-943	Large Cap Value	Nuveen Large Cap Value Retire: Class Retirement Investment Adviser: TIAA-CREF	0.66		14.54	9.66	8.23
06-032	Mgd Asset Allocation	Nuveen Lifecycle Index 2010 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	7.15	4.19	4.81

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-033	Mgd Asset Allocation	Nuveen Lifecycle Index 2015 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	7.78	4.62	5.22
06-034	Mgd Asset Allocation	Nuveen Lifecycle Index 2020 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	8.44	5.04	5.66
06-035	Mgd Asset Allocation	Nuveen Lifecycle Index 2025 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	9.18	5.66	6.26
06-036	Mgd Asset Allocation	Nuveen Lifecycle Index 2030 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	10.29	6.40	6.92
06-037	Mgd Asset Allocation	Nuveen Lifecycle Index 2035 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	11.60	7.23	7.60
06-038	Mgd Asset Allocation	Nuveen Lifecycle Index 2040 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	13.26	8.23	8.34
06-039	Mgd Asset Allocation	Nuveen Lifecycle Index 2045 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	14.35	8.95	8.86
06-040	Mgd Asset Allocation	Nuveen Lifecycle Index 2050 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	14.88	9.20	9.04
06-041	Mgd Asset Allocation	Nuveen Lifecycle Index 2055 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	15.08	9.31	9.14
06-CMV	Mgd Asset Allocation	Nuveen Lifecycle Index 2060 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	15.29	9.45	9.26
06-4XT	Mgd Asset Allocation	Nuveen Lifecycle Index 2065 Ret: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	15.48
06-042	Mgd Asset Allocation	Nuveen Lifecycle Index Ret Inc Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	7.61	4.36	4.82
06-4CX	Balanced	Nuveen Lifestyle Aggressive Gr A: Class A Investment Adviser: Teachers Advisors LLC	0.94	*	15.20	9.55	9.10
06-3XV	Balanced	Nuveen Lifestyle Growth A: Class A Investment Adviser: Teachers Advisors LLC	0.81	*	12.63	7.77	7.75
06-237	Mid Cap Growth	Nuveen Small/Mid Cap Growth Opp A: Class A Investment Adviser: Nuveen Asset Management, LLC SubAdviser: Nuveen Asset Management, LLC	1.13	*	13.39	7.62	8.11
06-944	Mid Cap Growth	Nuveen Quant Mid Cap Growth Retire: Class Retirement Investment Adviser: TIAA-CREF	0.75		8.23	5.44	7.26

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-234	Mid Cap Value	Nuveen Mid Cap Value 1 A: Class A Investment Adviser: Nuveen Asset Management, LLC SubAdviser: Nuveen Asset Management, LLC	1.13	*	10.42	9.25	8.62
06-324	Specialty	Nuveen Real Estate Securities A: Class A Investment Adviser: Nuveen Asset Management, LLC SubAdviser: Nuveen Asset Management, LLC	1.22		5.78	3.13	4.78
06-239	Small Cap Blend	Nuveen Small Cap Select A: Class A Investment Adviser: Nuveen Asset Management, LLC SubAdviser: Nuveen Asset Management, LLC	1.19	*	16.65	10.01	9.15
06-242	Small Cap Value	Nuveen Small Cap Value A: Class A Investment Adviser: Nuveen Asset Management, LLC SubAdviser: Nuveen Asset Management, LLC	1.20	*	14.54	7.57	6.64
06-497	Large Cap Blend	Parnassus Core Equity Investor: Class Inv Investment Adviser: Parnassus Investments LLC	0.82		18.52	13.25	12.02
06-496	Mid Cap Growth	Parnassus Mid Cap Growth Investor: Class No Load Investment Adviser: Parnassus Investments LLC	0.80	*	10.55	6.99	8.05
06-498	Mid Cap Blend	Parnassus Mid-Cap: Class No Load Investment Adviser: Parnassus Investments LLC	0.96	*	9.99	5.38	7.61
06-568	Balanced	Impax Sustainable Allocation Inv: Class Inv Investment Adviser: Impax Asset Management Ltd	0.92		7.50	6.39	6.52
06-569	World Stock	Impax Global Environmental Markets Inv: Class Inv Investment Adviser: Impax Asset Management Ltd SubAdviser: Impax Asset Management Ltd	1.16		4.87	7.71	8.14
06-501	Emerging Market Bond	Payden Emerging Markets Bond: Class Inv Investment Adviser: Payden & Rygel	0.74		7.91	0.75	3.35
06-467	Multisector Bond	Payden Managed Income Adviser: Class Adv Investment Adviser: Payden & Rygel	0.91	*	7.87	2.92	2.69
06-3FP	Specialty	PGIM Global Real Estate R4: Class Retirement Investment Adviser: PGIM, Inc SubAdviser: PGIM Real Estate;PGIM Real Estate (UK) Limited	1.06	*	3.55	0.55
06-526	Specialty	PGIM Global Real Estate Z: Class Inst*** Investment Adviser: PGIM, Inc SubAdviser: PGIM Real Estate;PGIM Real Estate (UK) Limited	0.97		3.64	0.66	3.29

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-6CF	World Bond	PGIM Global Total Return R4: Class Retirement Investment Adviser: PGIM Fixed Income SubAdviser: PGIM Fixed Income	0.83	*	0.08	-2.52
06-3FJ	High Yield Bond	PGIM High Yield R4: Class Retirement Investment Adviser: PGIM Fixed Income SubAdviser: PGIM Fixed Income	0.66	*	8.16	3.65
06-532	High Yield Bond	PGIM High Yield Z: Class Inst*** Investment Adviser: PGIM Fixed Income SubAdviser: PGIM Fixed Income	0.51		8.32	3.81	5.27
06-3FG	Mid Cap Growth	PGIM Jennison Mid-Cap Growth R4: Class Retirement Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	0.83	*	11.90	10.28
06-457	Specialty	PGIM Jennison Financial Services Z: Class Inst*** Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	1.05		32.94	13.33	9.40
06-063	Large Cap Growth	PGIM Jennison Focused Growth Z: Class Inst*** Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	0.75	*	31.90	16.25	15.68
06-459	Specialty	PGIM Jennison Health Sciences Z: Class Inst*** Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	0.86		8.81	10.67	8.46
06-462	Mid Cap Growth	PGIM Jennison Mid-Cap Growth Z: Class Inst*** Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	0.72		12.01	10.41	9.95
06-454	Specialty	PGIM Jennison Natural Resources Z: Class Inst*** Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	0.92		1.15	12.09	4.17
06-3FW	Small Cap Growth	PGIM Jennison Small Company R4: Class Retirement Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	0.93	*	13.90	11.23
06-593	Small Cap Growth	PGIM Jennison Small Company Z: Class Inst*** Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	0.81		14.05	11.38	9.65

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-064	Mid Cap Value	PGIM Quant Solutions Mid-Cap Val Z: Class Inst*** Investment Adviser: PGIM Quantitative Solutions LLC SubAdviser: PGIM Quantitative Solutions LLC	0.89	*	11.65	7.38	5.82
06-3FV	Mid Cap Value	PGIM Quant Solutions Mid-Cap Val R4: Class Retirement Investment Adviser: PGIM Quantitative Solutions LLC SubAdviser: PGIM Quantitative Solutions LLC	0.98	*	11.55	7.26
06-3FM	Intermediate Term Bond	PGIM Total Return Bond R4: Class Retirement Investment Adviser: PGIM Fixed Income SubAdviser: PGIM Fixed Income	0.64	*	2.77	-0.05
06-537	Intermediate Term Bond	PGIM Total Return Bond Z: Class Inst*** Investment Adviser: PGIM Fixed Income SubAdviser: PGIM Fixed Income	0.49	*	2.84	0.10	2.15
06-706	Balanced	PIMCO All Asset Admin: Class Other Investment Adviser: Pacific Investment Management Company, LLC SubAdviser: Research Affiliates LLC	2.12	*	3.86	4.37	4.40
06-018	Specialty	PIMCO Commodity Real Ret Strat Admin: Class Other Investment Adviser: Pacific Investment Management Company, LLC	1.25	*	4.54	7.02	1.61
06-760	High Yield Bond	PIMCO High Yield Admin: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.85		6.50	3.06	4.30
06-768	Multisector Bond	PIMCO Income Adm: Class Other Investment Adviser: Pacific Investment Management Company, LLC	1.08		5.16	2.64	4.01
06-CNN	Intermediate Term Bond	PIMCO Investment Grade Credit Bond Adm: Class Other Investment Adviser: Pacific Investment Management Company, LLC	1.34		3.02	-0.21	2.44
06-33M	Specialty	PIMCO Long Duration Total Return A: Class A Investment Adviser: Pacific Investment Management Company, LLC	3.39		-2.58	-2.84
06-33N	Specialty	PIMCO Long-Term US Government A: Class A Investment Adviser: Pacific Investment Management Company, LLC	2.22		-5.98	-5.18	-1.00
06-707	Inflation-Protec Bond	PIMCO Real Return Admin: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.75		2.33	1.87	2.04
06-291	Intermediate Term Bond	PIMCO Total Return Admin: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.76		2.35	-0.02	1.47
06-823	Intermediate Term Bond	Pioneer Bond Y: Class Inst Investment Adviser: Amundi US	0.47		2.92	0.69	2.09

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-021	High Yield Bond	Pioneer Active Credit Fund Y: Class Inst Investment Adviser: Amundi US	0.61	*	9.18	3.46
06-828	Large Cap Value	Pioneer Equity Income Y: Class Inst Investment Adviser: Amundi US	0.80		11.53	6.81	8.25
06-626	Large Cap Growth	Pioneer Fundamental Growth Y: Class Inst Investment Adviser: Amundi US	0.76		17.71	14.42	13.61
06-829	High Yield Bond	Pioneer High Yield Y: Class Inst Investment Adviser: Amundi	0.85	*	8.61	3.32	4.41
06-831	Mid Cap Value	Pioneer Mid Cap Value Y: Class Inst Investment Adviser: Amundi US	0.97		10.73	9.26	7.14
06-591	Mid Cap Growth	Pioneer Select Mid Cap Growth VCT I: Class No Load Investment Adviser: Amundi	0.92		23.93	8.82	10.04
06-CGG	Multisector Bond	Pioneer Strategic Income Y: Class Inst Investment Adviser: Amundi US	0.70	*	4.81	1.82	2.98
06-GGJ	World Stock	Pioneer Global Sustainable Equity Y: Class Inst Investment Adviser: Amundi US	0.75	*	11.90	11.78	9.21
06-590	Large Cap Blend	Pioneer Fund VCT I: Class Inst Investment Adviser: Amundi US	0.80		22.65	15.15	13.34
06-897	Intermediate Term Bond	Putnam Diversified Income Y: Class Inst Investment Adviser: Putnam, a Franklin Templeton company SubAdviser: Franklin Templeton Investment;Putnam Investment Management, LLC	0.78		6.11	0.15	2.07
06-GNP	Balanced	Putnam Dynamic Asset Allocation Bal Y: Class Inst Investment Adviser: Putnam Investment Management, LLC SubAdviser: Putnam Advisory Company, LLC;Putnam Investment Management, LLC;Franklin Templeton Investment Management	0.68		16.26	8.20	7.26
06-GNV	Balanced	Putnam Dynamic Asset Allocation Cnsrv Y: Class Inst Investment Adviser: Putnam Investment Management, LLC SubAdviser: Putnam Advisory Company, LLC;Putnam Investment Management, LLC;Franklin Templeton Investment Management	0.75		9.88	4.13	4.26
06-GNY	Balanced	Putnam Dynamic Asset Allocation Gr Y: Class Inst Investment Adviser: Putnam Investment Management, LLC SubAdviser: Putnam Investment Management, LLC;Putnam Advisory Company LLC;Franklin Templeton Investment Management	0.76		19.39	10.06	8.68

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-899	Large Cap Growth	Putnam Large Cap Growth Y: Class Inst Investment Adviser: Putnam Investment Management, LLC SubAdviser: Franklin Templeton Investment Management	0.67		33.59	18.11	16.41
06-FCF	Large Cap Value	Putnam Large Cap Value Y: Class Inst Investment Adviser: Putnam, a Franklin Templeton company SubAdviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management	0.63		19.34	12.59	11.03
06-747	Diversified Emerging Markets	Russell Inv Emerging Markets S: Class S Investment Adviser: Russell Investments Group, LLC SubAdviser: Axiom Investors, LLC;Numeric Investors LLC;Barrow Hanley Mewhinney & Strauss LLC;Sands Capital Management, LLC;Pzena Investment Management, LLC;Oaktree Fund Advisors, LLC	1.19	*	8.22	0.10	2.43
06-736	World Stock	Russell Inv Global Equity S: Class S Investment Adviser: Russell Investments Group, LLC SubAdviser: Algert Global LLC;Wellington Management Company LLP; Sanders Capital, LLC;Intermede Investment Partners;Intermede Global Partners Inc	0.98	*	15.88	10.48	9.55
06-489	Specialty	Russell Inv Global Infrastructure S: Class S Investment Adviser: Russell Investments Group, LLC SubAdviser: Cohen & Steers Asia Limited;Cohen & Steers UK Limited; Cohen & Steers Capital Management, Inc.;Nuveen Asset Management, LLC;First Sentier Investors (Australia) Im Ltd	1.01	*	9.85	4.28	5.46
06-488	Multisector Bond	Russell Inv Opportunistic Credit S: Class S Investment Adviser: Russell Investments Group, LLC SubAdviser: Voya Investment Management Co. LLC;Marathon Asset Management LP;Barings LLC;Baring International Investment Ltd	0.74	*	7.27	2.32	3.63
06-739	Specialty	Russell Inv Global Real Estate Secs S: Class S Investment Adviser: Russell Investments Group, LLC SubAdviser: DWS Investments Australia Limited;Cohen & Steers Asia Limited;Cohen & Steers UK Limited;RREEF America L.L.C.;Cohen & Steers Capital Management, Inc.;DWS Alternatives Global Limited	1.09	*	1.12	-0.50	2.48
06-737	Foreign Blend	Russell Inv International Devd Mkts S: Class S Investment Adviser: Russell Investments Group, LLC SubAdviser: Wellington Management Company LLP;Pzena Investment Management, LLC;Intermede Global Partners Inc	0.97	*	2.85	4.33	4.79

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-738	Intermediate Term Bond	Russell Inv Investment Grade Bond S: Class S Investment Adviser: Russell Investments Group, LLC SubAdviser: Schroder Investment Management North America Inc.; MetLife Investment Management, LLC	0.51	*	1.42	-0.50	1.17
06-659	Balanced	Russell Inv LifePoints Balanced Strat R1: Class Retirement Investment Adviser: Russell Investments Group, LLC	0.93	*	10.06	4.74	4.78
06-661	Balanced	Russell Inv Lifepoints Cnsrv Strat R1: Class Retirement Investment Adviser: Russell Investments Group, LLC	0.69	*	4.21	1.22	2.35
06-662	Balanced	Russell LfPts EqAggrStrat R1: Class Retirement Investment Adviser: Russell Investments Group, LLC	0.93	*	13.66	7.38	6.73
06-663	Balanced	Russell LfPts Aggr Strat R1: Class Retirement Investment Adviser: Russell Investments Group, LLC	0.94	*	12.49	6.89	6.17
06-664	Balanced	Russell Inv Lifepoints Moderate Strat R1: Class Retirement Investment Adviser: Russell Investments Group, LLC	0.77	*	7.29	2.69	3.43
06-741	Intermediate Term Bond	Russell Inv Strategic Bond S: Class S Investment Adviser: Russell Investments Group, LLC SubAdviser: RBC Global Asset Management (U.S.) Inc.;RBC Global Asset Management (UK) Limited;Schroder Investment Management North America Inc.;Allspring Global Investments, LLC	0.56	*	0.84	-0.69	1.21
06-744	Large Cap Blend	Russell Sustnbl Aware Eq S: Class S Investment Adviser: Russell Investments Group, LLC SubAdviser: Mar Vista Investment Partners, LLC;Beutel, Goodman & Company Ltd.;Coho Partners Ltd;Jacobs Levy Equity Management, Inc.; Sustainable Growth Advisers, LP	1.10	*	15.70	11.13	10.93
06-742	Large Cap Value	Russell Inv Equity Income S: Class S Investment Adviser: Russell Investments Group, LLC SubAdviser: Barrow Hanley Mewhinney & Strauss LLC;Brandywine Global Investment Mgmt, LLC	0.83	*	12.12	9.72	9.84
06-749	Small Cap Blend	Russell Inv US Small Cap Equity S: Class S Investment Adviser: Russell Investments Group, LLC SubAdviser: Ancora Advisors LLC;BAMCO Inc;Calamos Advisors LLC; DePrince Race & Zollo Inc;Jacobs Levy Equity Management, Inc.; Ranger Investment Management LP;Penn Capital Management Company LLC;Boston Partners Global Investors, Inc;Copeland Capital Management, LLC	1.08	*	8.64	7.97	7.59

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-225	Large Cap Blend	State Street Equity 500 Index Adm: Class Other Investment Adviser: State Street Global Advisors	0.17	*	24.80	14.28	12.84
06-029	World Stock	Steward Global Equity Income Fund A: Class Other Investment Adviser: Crossmark Global Investments, Inc.	1.27		9.06	7.51	8.41
06-030	Large Cap Blend	Steward Values Enhanced Lg Cap A: Class Other Investment Adviser: Crossmark Global Investments, Inc.	0.86		23.19	12.72	11.06
06-031	Small Cap Blend	Steward Values Enhanced SmMidCapA: Class Other Investment Adviser: Crossmark Global Investments, Inc.	0.83		10.19	8.68	8.05
06-720	Large Cap Growth	T. Rowe Price Blue Chip Growth R: Class Retirement Investment Adviser: T. Rowe Price	1.21		34.92	13.96	14.29
06-755	Europe Stock	T. Rowe Price European Stock: Class Inv Investment Adviser: T. Rowe Price SubAdviser: T. Rowe Price International Ltd	1.04		1.83	4.14	4.39
06-308	Large Cap Growth	T. Rowe Price Growth Stock Adv: Class Adv Investment Adviser: T. Rowe Price	0.91		29.27	12.82	13.38
06-715	Foreign Growth	T. Rowe Price International Stock R: Class Retirement Investment Adviser: T. Rowe Price SubAdviser: T. Rowe Price International Ltd	1.40	*	2.83	2.76	4.77
06-309	Foreign Value	T. Rowe Price International Value Eq Adv: Class Adv Investment Adviser: T. Rowe Price SubAdviser: T. Rowe Price International Ltd	1.09		7.63	5.93	4.36
06-790	Mid Cap Growth	T. Rowe Price Mid-Cap Growth R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc. SubAdviser: T. Rowe Price Investment Management,Inc.	1.29		8.82	7.20	9.66
06-311	Mid Cap Value	T. Rowe Price Mid-Cap Value Adv: Class Adv Investment Adviser: T. Rowe Price	1.10		16.02	12.30	9.71
06-573	Mgd Asset Allocation	T. Rowe Price Retirement 2005 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.74		7.84	4.40	4.80
06-574	Mgd Asset Allocation	T. Rowe Price Retirement 2010 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.74		8.26	4.75	5.16
06-774	Mgd Asset Allocation	T. Rowe Price Retirement 2015 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.75		8.54	5.14	5.62
06-777	Mgd Asset Allocation	T. Rowe Price Retirement 2020 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.77		8.90	5.48	6.13

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-779	Mgd Asset Allocation	T. Rowe Price Retirement 2025 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.79		9.44	6.07	6.70
06-782	Mgd Asset Allocation	T. Rowe Price Retirement 2030 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.81		10.46	6.79	7.31
06-784	Mgd Asset Allocation	T. Rowe Price Retirement 2035 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.84		11.67	7.59	7.89
06-787	Mgd Asset Allocation	T. Rowe Price Retirement 2040 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.85		12.84	8.29	8.38
06-791	Mgd Asset Allocation	T. Rowe Price Retirement 2045 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.86		13.61	8.79	8.70
06-793	Mgd Asset Allocation	T. Rowe Price Retirement 2050 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.88		13.89	8.91	8.76
06-796	Mgd Asset Allocation	T. Rowe Price Retirement 2055 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.89		13.96	8.88	8.74
06-CMP	Mgd Asset Allocation	T. Rowe Price Retirement 2060 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.89		13.97	8.89	8.74
06-63R	Mgd Asset Allocation	T. Rowe Price Retirement 2065 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.89		14.02
06-798	Balanced	T. Rowe Price Retirement Balanced Adv: Class Adv Investment Adviser: T. Rowe Price	0.74		7.66	4.50	4.83
06-CNG	Foreign Value	Templeton Foreign Adv: Class Adv Investment Adviser: Franklin Templeton Invts	0.85	*	-2.26	3.59	3.45
06-CNH	World Bond	Templeton Global Bond Adv: Class Adv Investment Adviser: Franklin Templeton Investments	0.72	*	-11.79	-4.90	-1.78
06-CNJ	World Stock	Templeton Growth Adv: Class Adv Investment Adviser: Franklin Templeton Investments SubAdviser: Templeton Asset Management Ltd.	0.78		5.67	4.85	4.23
06-CHN	World Bond	Templeton International Bond A: Class A Investment Adviser: Franklin Templeton Investments	1.07	*	-11.70	-5.59	-2.18
06-316	Foreign Blend	Thornburg International Equity R5: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.90	*	11.54	7.29	6.72
06-986	World Allocation	Thornburg Investment Income Builder R5: Class Retirement Investment Adviser: Thornburg Investment Management Inc	1.03	*	13.26	7.99	7.05

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-953	Short Term Bond	Thornburg Limited Term Income R5: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.49	*	4.64	2.05	2.35
06-104	Short Term Gov Bond	Thornburg Limited Term US Government R3: Class Retirement** Investment Adviser: Thornburg Investment Management Inc	0.99	*	2.32	-0.12	0.53
06-109	Mid Cap Blend	Thornburg Small/Mid Cap Core R3: Class Retirement Investment Adviser: Thornburg Investment Management Inc	1.31	*	19.48	6.71	8.16
06-314	Mid Cap Growth	Thornburg Small/Mid Cap Growth R5: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.95	*	20.20	5.44	7.57
06-703	Multisector Bond	Touchstone Flexible Income A: Class A Investment Adviser: Bramshill Investments LLC SubAdviser: Bramshill Investments LLC	1.21	*	4.57	2.76	3.26
06-624	Large Cap Blend	Touchstone Focused Y: Class No Load Investment Adviser: Fort Washington Investment Advisors Inc SubAdviser: Fort Washington Investment Advisors Inc	0.89		18.91	13.99	11.59
06-699	Large Cap Growth	Touchstone Growth Opportunities A: Class A Investment Adviser: Westfield Capital Management Company, L.P. SubAdviser: Westfield Capital Management Company, L.P.	1.27	*	32.37	17.11	14.17
06-GPH	Mid Cap Growth	Touchstone Mid Cap Growth A: Class A Investment Adviser: Westfield Capital Management Company, L.P. SubAdviser: Westfield Capital Management Company, L.P.	1.24		15.94	9.37	10.87
06-701	Foreign Blend	Touchstone Non-US Equity A: Class A Investment Adviser: Rockefeller & Co SubAdviser: Rockefeller & Co. LLC	1.16		8.93	7.40	7.45
06-702	Large Cap Value	Touchstone Value A: Class A Investment Adviser: Barrow Hanley Mewhinney & Strauss LLC SubAdviser: Barrow Hanley Mewhinney & Strauss LLC	1.08	*	17.57	10.18	9.23
06-47X	World Allocation	T. Rowe Price Global Allocation Advisor: Class Adv Investment Adviser: T. Rowe Price SubAdviser: T. Rowe Price Hong Kong Limited;T. Rowe Price Singapore Private Ltd;T. Rowe Price Japan, Inc;T. Rowe Price International Ltd; T. Rowe Price Australia Limited	1.24	*	9.53	5.70	6.08
06-580	Large Cap Value	T. Rowe Price Equity Income Port: Class Inst Investment Adviser: T. Rowe Price	0.74		11.70	8.48	8.27

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-ZYP	Small Cap Growth	Vanguard VIF Small Co Gr: Class N/A*** Investment Adviser: Vanguard Group Inc	0.29		11.38	6.96	8.66
06-581	Mid Cap Value	Victory Sycamore Established Value A: Class A*** Investment Adviser: Victory Capital Management Inc.	0.90		9.87	10.72	10.42
06-582	Small Cap Value	Victory Sycamore Small Company Opp A: Class A*** Investment Adviser: Victory Capital Management Inc.	1.26		5.23	7.28	8.96
06-GFG	Foreign Small/Mid Eqty	Victory Trivalent International Sm-Cp A: Class A Investment Adviser: Victory Capital Management Inc.	1.35	*	4.32	3.41	5.71
06-803	Large Cap Value	Virtus Ceredex Large-Cap Value Equity I: Class Inst Investment Adviser: Ceredex Value Advisors SubAdviser: Ceredex Value Advisors LLC	0.97	*	10.51	7.27	7.87
06-806	Mid Cap Value	Virtus Ceredex Mid-Cap Value Equity I: Class Inst Investment Adviser: Ceredex Value Advisors SubAdviser: Ceredex Value Advisors LLC	1.02		9.95	6.00	7.55
06-808	Small Cap Blend	Virtus Ceredex Small-Cap Value Eq I: Class Inst Investment Adviser: Ceredex Value Advisors SubAdviser: Ceredex Value Advisors LLC	0.82	*	9.00	7.61	7.14
06-6WR	Large Cap Value	Virtus NFJ Dividend Value Inst: Class Inst Investment Adviser: NFJ Investment Group, LLC SubAdviser: NFJ Investment Group LLC – Dallas	0.70	*	5.36	6.58	6.74
06-6WT	Mid Cap Value	Virtus NFJ Mid-Cap Value Inst: Class Inst Investment Adviser: NFJ Investment Group, LLC SubAdviser: NFJ Investment Group LLC – Dallas	0.65	*	3.91	6.25	7.83
06-6WV	Small Cap Value	Virtus NFJ Small-Cap Value Inst: Class Inst Investment Adviser: NFJ Investment Group, LLC SubAdviser: NFJ Investment Group LLC – Dallas	0.82	*	6.03	5.60	5.19
06-6WC	High Yield Bond	Virtus Seix High Yield A: Class A Investment Adviser: Seix Investment Advisors SubAdviser: Virtus Fixed Income Advisers, LLC	0.82	*	6.85	4.14	4.48
06-811	Intermediate Term Bond	Virtus Seix Total Return Bond A: Class A Investment Adviser: Seix Investment Advisors SubAdviser: Virtus Fixed Income Advisers, LLC	0.70	*	0.88	-0.14	1.04

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-6KM	Small Cap Growth	Voya Small Cap Growth I: Class Inst Investment Adviser: Voya Investment Management Co. LLC (US) SubAdviser: Voya Investment Management Co. LLC	0.93		18.64	10.53	11.49
06-713	Intermediate Term Bond	Western Asset Core Plus Bond FI: Class Other Investment Adviser: Western Asset Management Company, LLC SubAdviser: Western Asset Management Company Pte Ltd. – Singapore; Western Asset Management Company, LLC;Western Asset Management Company Ltd. – Japan;Western Asset Management Company Limited	0.80		-1.11	-1.94	1.12
06-76C	Mid Cap Value	Nuveen Mid Cap Value A: Class A Investment Adviser: Nuveen Asset Management, LLC	0.81		14.14	7.36	6.59
06-146	Small Cap Growth	AB Small Cap Growth R: Class Retirement*** Investment Adviser: AllianceBernstein L.P.	1.51		18.02	7.00	10.12
06-196	Large Cap Growth	Alger Capital Appreciation Instl R: Class Retirement Investment Adviser: Fred Alger Management, LLC	1.69		48.89	17.10	14.78
06-198	Small Cap Growth	Alger Small Cap Growth Institutional R: Class Retirement Investment Adviser: Fred Alger Management, LLC	1.88		7.28	3.23	7.04
06-697	Large Cap Growth	American Century Disciplined Growth A: Class A Investment Adviser: American Century Investment Management Inc	1.17	*	31.03	15.96	13.09
06-722	Intermediate Term Bond	American Century Diversified Bond A: Class A Investment Adviser: American Century Investment Management Inc	0.85		1.06	-0.57	0.85
06-204	Diversified Emerging Markets	American Century Emerging Markets A: Class A Investment Adviser: American Century Investment Management Inc	1.52		11.28	-0.41	3.22
06-175	Large Cap Blend	American Century Equity Growth A: Class A Investment Adviser: American Century Investment Management Inc	0.91		24.42	11.33	10.06
06-285	Large Cap Value	American Century Equity Income A: Class A Investment Adviser: American Century Investment Management Inc	1.18		10.26	5.34	7.55
06-435	Int Government Bond	American Century Ginnie Mae A: Class A Investment Adviser: American Century Investment Management Inc	0.80		0.24	-1.27	0.18
06-445	Large Cap Growth	American Century Growth A: Class A Investment Adviser: American Century Investment Management Inc	1.14	*	25.92	16.11	14.68
06-290	Mid Cap Growth	American Century Heritage A: Class A Investment Adviser: American Century Investment Management Inc	1.25		24.55	11.10	10.65
06-185	Inflation-Protec Bond	American Century Inflation Adjs Bond A: Class A Investment Adviser: American Century Investment Management Inc	0.79		1.53	1.29	1.58

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-325	Foreign Growth	American Century International Gr A: Class A Investment Adviser: American Century Investment Management Inc	1.47		2.01	2.99	4.42
06-3VH	Foreign Small/Mid Eqty	American Century International Opps A: Class A Investment Adviser: American Century Investment Management Inc	1.69	*	1.01	0.95	4.58
06-355	Large Cap Value	American Century Focused Lg Cap Val A: Class A Investment Adviser: American Century Investment Management Inc	1.09		10.87	7.44	7.43
06-395	Mid Cap Value	American Century Mid Cap Value A: Class A Investment Adviser: American Century Investment Management Inc	1.23		8.23	7.01	7.68
06-403	Mgd Asset Allocation	American Century One Choice 2025 A: Class A Investment Adviser: American Century Investment Management Inc	1.03	*	7.32	4.43	4.85
06-404	Mgd Asset Allocation	American Century One Choice 2030 A: Class A Investment Adviser: American Century Investment Management Inc	1.05	*	7.82	4.80	5.24
06-406	Mgd Asset Allocation	American Century One Choice 2035 A: Class A Investment Adviser: American Century Investment Management Inc	1.08	*	8.42	5.22	5.64
06-407	Mgd Asset Allocation	American Century One Choice 2040 A: Class A Investment Adviser: American Century Investment Management Inc	1.10	*	9.24	5.68	6.09
06-408	Mgd Asset Allocation	American Century One Choice 2045 A: Class A Investment Adviser: American Century Investment Management Inc	1.13	*	10.07	6.21	6.56
06-409	Mgd Asset Allocation	American Century One Choice 2050 A: Class A Investment Adviser: American Century Investment Management Inc	1.15	*	10.99	6.83	7.03
06-437	Mgd Asset Allocation	American Century One Choice 2055 A: Class A Investment Adviser: American Century Investment Management Inc	1.14	*	11.83	7.22	7.28
06-CKR	Mgd Asset Allocation	American Century One Choice 2060 A: Class A Investment Adviser: American Century Investment Management Inc	1.14	*	12.18	7.43
06-63T	Mgd Asset Allocation	American Century One Choice 2065 A: Class A Investment Adviser: American Century Investment Management Inc	1.14	*	12.48
06-426	Mgd Asset Allocation	American Century One Choice In Ret A: Class A Investment Adviser: American Century Investment Management Inc	1.01	*	7.27	4.28	4.50
06-380	Specialty	American Century Real Estate A: Class A Investment Adviser: American Century Investment Management Inc	1.40		7.37	2.85	4.89
06-240	Large Cap Growth	American Century Select A: Class A Investment Adviser: American Century Investment Management Inc	1.15	*	25.85	15.74	14.72
06-200	Small Cap Growth	American Century Small Cap Growth A: Class A Investment Adviser: American Century Investment Management Inc	1.42		14.62	9.59	10.52

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-390	Small Cap Value	American Century Small Cap Value A: Class A*** Investment Adviser: American Century Investment Management Inc	1.34		6.94	9.36	8.74
06-385	Small Cap Blend	American Century Small Company A: Class A Investment Adviser: American Century Investment Management Inc	1.11		4.16	6.73	5.64
06-405	Balanced	American Century Strat Allc: Cnsrv A: Class A Investment Adviser: American Century Investment Management Inc	1.08	*	7.48	4.89	4.75
06-400	Balanced	American Century Strat Allc: Agrsv A: Class A Investment Adviser: American Century Investment Management Inc	1.04	*	12.74	8.18	7.69
06-415	Balanced	American Century Strat Allc: Mod A: Class A Investment Adviser: American Century Investment Management Inc	1.09	*	10.08	6.55	6.30
06-430	Large Cap Growth	American Century Ultra® A: Class A Investment Adviser: American Century Investment Management Inc	1.14	*	29.21	17.97	16.15
06-698	Large Cap Value	American Century Value A: Class A Investment Adviser: American Century Investment Management Inc	1.24	*	8.86	7.99	7.59
06-957	Mgd Asset Allocation	American Funds 2010 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.93		7.50	4.31	4.55
06-959	Mgd Asset Allocation	American Funds 2015 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.94		7.76	4.61	4.88
06-971	Mgd Asset Allocation	American Funds 2020 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.94		8.23	4.94	5.30
06-973	Mgd Asset Allocation	American Funds 2025 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.95		8.64	5.56	5.98
06-976	Mgd Asset Allocation	American Funds 2030 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.97		10.15	6.49	6.93
06-978	Mgd Asset Allocation	American Funds 2035 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.98		12.05	7.74	8.01
06-981	Mgd Asset Allocation	American Funds 2040 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.00		14.03	8.70	8.64
06-983	Mgd Asset Allocation	American Funds 2045 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.01		14.44	8.89	8.81
06-996	Mgd Asset Allocation	American Funds 2050 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.01		14.65	8.93	8.88
06-998	Mgd Asset Allocation	American Funds 2055 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.03		14.81	8.89	8.85

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CGC	Mgd Asset Allocation	American Funds 2060 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.03		14.93	8.88
06-4PY	Mgd Asset Allocation	American Funds 2065 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.03		14.91
06-6YC	Mgd Asset Allocation	American Funds 2070 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.07
06-182	Large Cap Growth	American Funds AMCAP R3: Class Retirement Investment Adviser: Capital Group	0.98		20.73	10.79	10.57
06-447	Balanced	American Funds American Balanced R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.89		14.57	7.77	7.77
06-184	High Yield Bond	American Funds American High-Inc R3: Class Retirement Investment Adviser: Capital Group	0.97		9.15	4.95	4.69
06-183	World Stock	American Funds Capital World Gr&Inc R3: Class Retirement Investment Adviser: Capital Group	1.06		13.53	8.21	7.87
06-181	Foreign Growth	American Funds Europacific Growth R3: Class Retirement Investment Adviser: Capital Group	1.12		4.36	3.27	4.98
06-213	Large Cap Blend	American Funds Fundamental Invs R3: Class Retirement Investment Adviser: Capital Group	0.92		22.63	12.31	11.63
06-179	Large Cap Growth	American Funds Growth Fund of Amer R3: Class Retirement Investment Adviser: Capital Group	0.94		28.02	14.58	13.29
06-186	Short Term Bond	American Funds Interm Bd Fd of Amer R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.89	*	2.64	0.85	1.11
06-502	World Stock	American Funds New Perspective R3: Class Retirement Investment Adviser: Capital Group	1.06		16.39	10.75	10.75
06-691	Diversified Emerging Markets	American Funds New World R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.22		6.20	4.39	5.87
06-333	World Stock	American Funds SMALLCAP World R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.30		2.06	4.97	7.39
06-449	Large Cap Blend	American Funds Washington Mutual R3: Class Retirement Investment Adviser: Capital Group	0.91		18.57	11.68	10.96
06-527	World Allocation	BlackRock Global Allocation R: Class Retirement Investment Adviser: BlackRock Inc SubAdviser: BlackRock International Limited;BlackRock (Singapore) Ltd	1.46	*	8.58	5.36	4.87
06-CGN	Specialty	BlackRock Health Sciences Opps R: Class Retirement Investment Adviser: BlackRock Inc	1.46		3.48	5.83	8.69

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CHR	High Yield Bond	BlackRock High Yield R: Class Retirement Investment Adviser: BlackRock Inc SubAdviser: BlackRock International Limited	1.17	*	8.00	3.76	4.45
06-GHJ	Mid Cap Growth	BlackRock Mid-Cap Growth Equity R: Class Retirement Investment Adviser: BlackRock Inc	1.30	*	11.88	8.06	11.53
06-901	Intermediate Term Bond	BlackRock Total Return R: Class Retirement Investment Adviser: BlackRock Inc SubAdviser: BlackRock International Limited;BlackRock (Singapore) Ltd	1.04	*	1.06	-0.59	1.07
06-714	World Bond	BrandywineGLOBAL Global Opp Bond R: Class Retirement Investment Adviser: Brandywine Global Investment Mgmt, LLC SubAdviser: Brandywine Global Investment Mgmt, LLC	1.25	*	-9.89	-3.27	-0.81
06-345	Large Cap Growth	Calvert Equity A: Class A Investment Adviser: Atlanta Capital Management Company,LLC SubAdviser: Atlanta Capital Management Company,LLC	0.90		8.39	11.04	12.44
06-520	Mid Cap Blend	Calvert VP SRI Mid Cap: Class N/A Investment Adviser: Calvert Research and Management	0.99	*	10.22	5.05	6.40
06-716	Large Cap Blend	ClearBridge Growth R: Class Retirement Investment Adviser: ClearBridge Investments, LLC. SubAdviser: ClearBridge Investments, LLC	1.44		11.80	5.56	5.48
06-717	Large Cap Blend	ClearBridge Appreciation R: Class Retirement Investment Adviser: ClearBridge Investments, LLC. SubAdviser: ClearBridge Investments, LLC	1.27		22.01	12.21	11.38
06-GJX	Large Cap Growth	ClearBridge Large Cap Growth R: Class Retirement Investment Adviser: ClearBridge Investments, LLC. SubAdviser: ClearBridge Investments, LLC	1.35		27.25	14.14	13.84
06-693	Foreign Small/Mid Eqty	Columbia Acorn International A: Class A Investment Adviser: Columbia Threadneedle Investments	1.24	*	-5.09	-0.65	2.90
06-902	Large Cap Blend	Columbia Contrarian Core A: Class A Investment Adviser: Columbia Threadneedle Investments	0.99		23.05	14.77	12.48
06-903	Large Cap Value	Columbia Dividend Income A: Class A Investment Adviser: Columbia Threadneedle Investments	0.90		14.74	10.18	10.47
06-438	Emerging Market Bond	Columbia Emerging Markets Bond A: Class A Investment Adviser: Columbia Threadneedle Investments	1.13		5.98	0.49	2.73
06-FTM	Foreign Value	Columbia Overseas Value A: Class A Investment Adviser: Columbia Threadneedle Investments	1.17	*	4.50	4.57	5.63

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-913	Small Cap Value	Columbia Select Small Cap Value A: Class A Investment Adviser: Columbia Threadneedle Investments	1.22	*	12.44	8.98	6.76
06-4NK	World Stock	Columbia Select Global Equity A: Class A Investment Adviser: Columbia Threadneedle Investments	1.22	*	17.45	10.39	11.24
06-912	Large Cap Value	Columbia Select Large Cap Value A: Class A Investment Adviser: Columbia Threadneedle Investments	0.80	*	12.55	9.51	9.06
06-911	Mid Cap Value	Columbia Select Mid Cap Value A: Class A Investment Adviser: Columbia Threadneedle Investments	1.15		12.86	9.62	8.22
06-441	Specialty	Columbia Seligman Tech & Info A: Class A Investment Adviser: Columbia Threadneedle Investments	1.18		26.79	20.31	19.70
06-64X	Small Cap Value	Columbia Small Cap Value II A: Class A Investment Adviser: Columbia Threadneedle Investments	1.21	*	11.32	9.89	7.70
06-914	Intermediate Term Bond	Columbia Quality Income A: Class A Investment Adviser: Columbia Threadneedle Investments	0.88	*	1.51	-1.55	0.62
06-CGP	Specialty	Macquarie Climate Solutions R: Class Retirement Investment Adviser: Macquarie Asset Management SubAdviser: Macquarie Investment Management Global Limited	1.49	*	-3.82	2.45	-3.74
06-007	World Allocation	Macquarie Asset Strategy Fund Cl R: Class Retirement Investment Adviser: Macquarie Asset Management SubAdviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	1.31		13.71	7.70	5.34
06-009	Balanced	Macquarie Balanced Fund Class R: Class Retirement Investment Adviser: Macquarie Investment Management SubAdviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	1.31	*	15.45	8.10	6.84
06-011	High Yield Bond	Macquarie High Income Fund Class R: Class Retirement Investment Adviser: Ivy Investment Management Company SubAdviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	1.22	*	5.71	3.11	3.77
06-CGT	Specialty	Macquarie Science and Technology R: Class Retirement Investment Adviser: Macquarie Asset Management SubAdviser: Macquarie Investment Management Global Limited	1.41		31.03	14.04	13.46

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FPP	Small Cap Blend	Macquarie Smid Cap Core Fund Class R: Class Retirement Investment Adviser: Macquarie Asset Management SubAdviser: Macquarie Investment Management Global Limited	1.39	*	14.32	7.71	8.08
06-FNF	Large Cap Value	DWS CROCI US A: Class A Investment Adviser: DWS Americas	1.00		17.45	5.56
06-3VN	Diversified Emerging Markets	DWS Emerging Markets Equity A: Class A Investment Adviser: DWS Americas SubAdviser: DWS International GmbH	1.17	*	7.29	-1.43	2.41
06-916	Specialty	DWS Enhanced Commodity Strategy A: Class A Investment Adviser: DWS Americas	1.16	*	2.35	6.02	1.14
06-FPY	Int Government Bond	DWS GNMA A: Class A Investment Adviser: DWS Americas	0.83	*	0.35	-1.24	0.23
06-622	Large Cap Blend	DWS ESG Core Equity A: Class A Investment Adviser: DWS Americas	0.80	*	23.55	14.99	10.51
06-917	Specialty	DWS RREEF Global Infrastructure A: Class A Investment Adviser: DWS Americas SubAdviser: RREEF America L.L.C.	1.26	*	11.93	4.24	3.97
06-621	World Allocation	DWS RREEF Real Assets A: Class A Investment Adviser: DWS Americas SubAdviser: RREEF America L.L.C.	1.22	*	5.29	4.44	4.40
06-613	Specialty	DWS RREEF Real Estate Securities A: Class A Investment Adviser: DWS Americas SubAdviser: RREEF America L.L.C.	0.99		5.79	2.97	5.30
06-GGK	Small Cap Blend	DWS Small Cap Core A: Class A Investment Adviser: DWS Americas	1.17		9.65	11.44	9.27
06-CHH	Foreign Blend	Federated Hermes International Equity A: Class A Investment Adviser: Federated Hermes, Inc. SubAdviser: Polaris Capital Management, LLC	1.19	*	2.95	3.59	5.47
06-065	Foreign Blend	Federated Hermes International Leaders A: Class A Investment Adviser: Federated Hermes, Inc.	1.09	*	-1.27	4.91	4.47
06-066	Large Cap Growth	Federated Hermes Kaufmann Large Cap A: Class A Investment Adviser: Federated Hermes, Inc.	1.09	*	24.31	10.90	11.81
06-067	Large Cap Blend	Federated Hermes MDT All Cap Core A: Class A Investment Adviser: Federated Hermes, Inc.	1.05	*	30.67	17.01	13.31

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4FR	Small Cap Blend	Federated Hermes MDT Small Cap Core A: Class A Investment Adviser: Federated Hermes, Inc.	1.14	*	14.54	9.89	9.59
06-FTW	Small Cap Growth	Federated Hermes MDT Small Cap Growth A: Class A Investment Adviser: Federated Hermes, Inc.	1.14	*	15.32	8.40	10.10
06-918	High Yield Bond	Federated Hermes Opportunistic HY Bd Svc: Class Inst Investment Adviser: Federated Hermes, Inc.	0.98	*	6.25	3.95	4.69
06-FVC	Balanced	Fidelity Advisor® BalancedM: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd	1.02
06-280	Foreign Growth	Fidelity Advisor Diversified Intl M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd	1.37		5.90	4.66	5.62
06-045	Large Cap Blend	Fidelity Advisor Diversified Stock M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd	1.08		27.03	15.82	12.43
06-255	Large Cap Value	Fidelity Advisor Dividend Growth M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	1.34		26.52	10.91	9.67
06-34X	Specialty	Fidelity Advisor Energy M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	1.23		3.63	11.77	3.78

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-120	Large Cap Growth	Fidelity Advisor Equity Growth M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	1.17		29.42	18.12	15.88
06-260	Large Cap Value	Fidelity Advisor Equity Income M: Class M*** Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	1.09	*	11.92	8.47	7.87
06-195	Mgd Asset Allocation	Fidelity Advisor Freedom 2010 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	0.98		4.65	2.64	3.88
06-101	Mgd Asset Allocation	Fidelity Advisor Freedom 2015 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.02		5.62	3.30	4.53
06-102	Mgd Asset Allocation	Fidelity Advisor Freedom 2020 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.06		6.56	3.92	5.07
06-103	Mgd Asset Allocation	Fidelity Advisor Freedom 2025 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.11		7.44	4.53	5.57
06-106	Mgd Asset Allocation	Fidelity Advisor Freedom 2030 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.15		8.46	5.28	6.37
06-107	Mgd Asset Allocation	Fidelity Advisor Freedom 2035 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.19		10.16	6.59	7.34
06-108	Mgd Asset Allocation	Fidelity Advisor Freedom 2040 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.24		12.29	7.76	7.98
06-284	Mgd Asset Allocation	Fidelity Advisor Freedom 2045 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.25		13.17	8.01	8.10
06-286	Mgd Asset Allocation	Fidelity Advisor Freedom 2050 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.25		13.12	8.01	8.10
06-394	Mgd Asset Allocation	Fidelity Advisor Freedom 2055 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.25		13.06	8.01	8.10
06-CHG	Mgd Asset Allocation	Fidelity Advisor Freedom 2060 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.26		13.13	8.02	8.11
06-63V	Mgd Asset Allocation	Fidelity Advisor Freedom 2065 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.26		13.09	7.97

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-111	Mgd Asset Allocation	Fidelity Advisor Freedom Income M: Class M Investment Adviser: Fidelity Management & Research Company LLC	0.97	3.70	1.77	2.77
06-265	Large Cap Blend	Fidelity Advisor Growth & Income M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	1.11	20.83	12.52	10.67
06-125	Large Cap Growth	Fidelity Advisor Growth Opps M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.99	38.37	18.14	17.78
06-155	Foreign Growth	Fidelity Advisor Intl Cap App M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd	1.37	7.49	6.26	7.54
06-166	Large Cap Growth	Fidelity Advisor New Insights M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	1.15	34.57	15.08	13.11
06-165	Foreign Growth	Fidelity Advisor Overseas M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd	1.28	4.40	5.02	5.66
06-391	Specialty	Fidelity Advisor Real Estate M: Class M Investment Adviser: Fidelity Institutional Asset Management SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	1.28	5.85	1.51	3.23
06-275	Small Cap Blend	Fidelity Advisor Small Cap M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	1.53	10.93	9.65	7.70

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-841	Large Cap Growth	Fidelity Advisor Stock Sel M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.98		19.20	12.88	11.44
06-270	Mid Cap Blend	Fidelity Advisor Stock Selec Mid Cp M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	1.17		11.90	9.05	8.67
06-043	Balanced	Fidelity Advisor Strategic Div & Inc M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd	1.17		10.90	7.24	7.28
06-044	Intermediate Term Bond	Fidelity Advisor Total Bond M: Class M Investment Adviser: Fidelity Institutional Asset Management SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA); FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd	0.74		2.16	0.61	1.98
06-323	Mid Cap Value	Fidelity Advisor Value M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd	1.40	*	9.87	11.67	8.65
06-CMW	Large Cap Growth	Franklin Growth Opportunities R: Class Retirement Investment Adviser: Franklin Templeton Investments	1.16		25.19	13.25	12.42
06-818	Large Cap Growth	Franklin Growth R: Class Retirement Investment Adviser: Franklin Templeton Investments	1.04		17.55	12.11	12.09
06-724	Balanced	Franklin Income R: Class Retirement Investment Adviser: Franklin Templeton Invts	0.96	*	6.91	5.69	5.14
06-726	World Stock	Franklin Mutual Global Discovery R: Class Retirement Investment Adviser: Franklin Templeton Invts	1.46		4.32	6.09	5.74

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-248	Small Cap Value	Franklin Small Cap Value R: Class Retirement*** Investment Adviser: Franklin Templeton Investments	1.22	*	11.04	8.06	7.79
06-890	Mid Cap Growth	Franklin Small-Mid Cap Growth R: Class Retirement Investment Adviser: Franklin Templeton Investments	1.11	*	11.10	9.72	9.40
06-915	Multisector Bond	Franklin Core Plus Bond Fund R: Class Retirement Investment Adviser: Franklin Templeton Investments	1.10	*	2.91	0.81	1.66
06-FPN	Specialty	Franklin Utilities R: Class Retirement Investment Adviser: Franklin Templeton Invts	1.06		27.09	7.02	8.03
06-251	World Allocation	Goldman Sachs Growth Strategy Svc: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.10	*	13.92	7.93	7.39
06-368	Foreign Blend	Goldman Sachs Intl Eq Insghts S: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.32	*	5.67	5.11	6.00
06-CKY	Large Cap Growth	Goldman Sachs Large Cap Gr Insghts Svc: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.06	*	35.69	17.13	14.44
06-068	Large Cap Value	Goldman Sachs Large Cp Val Insghts Svc: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.06	*	17.21	8.92	8.24
06-253	Mid Cap Blend	Goldman Sachs Mid Cap Value Svc: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.34		11.68	9.35	7.50
06-729	Mid Cap Growth	Goldman Sachs Mid Cap Growth Svc: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.36	*	19.88	10.76	9.80
06-256	Small Cap Blend	Goldman Sachs Small Cap Value Svc: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.46	*	7.16	5.20	5.84
06-258	Specialty	Goldman Sachs Technology Opps Svc: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.39	*	30.10	16.86	17.02
06-069	Large Cap Blend	Goldman Sachs US Equity Insights Svc: Class S Investment Adviser: Goldman Sachs Asset Management B.V.	1.07	*	28.18	13.93	11.66
06-CGJ	Cash	Goldman Sachs FS Government Res: Class Other** Investment Adviser: Goldman Sachs Asset Management, L.P.	0.83		4.50	2.02	1.28
06-39R	Mid Cap Growth	Hartford MidCap R3: Class Retirement Investment Adviser: Wellington Management Company LLP SubAdviser: Wellington Management Company	1.46		5.49	4.21	7.53
06-954	Large Cap Blend	JH Adaptive Risk Mgd U.S. Eq S: Class S Investment Adviser: Janus Henderson Investors US LLC	1.07		23.25	10.17	9.84

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-023	Large Cap Growth	Invesco American Franchise A: Class A Investment Adviser: Invesco Advisers, Inc	0.96		34.73	15.76	14.02
06-772	Large Cap Value	Invesco Comstock R: Class Retirement Investment Adviser: Invesco Advisers, Inc	1.06		14.73	11.20	9.20
06-317	Large Cap Value	Invesco Comstock Select A: Class A Investment Adviser: Invesco Advisers, Inc	0.92	*	12.00	10.96	9.08
06-926	Intermediate Term Bond	Invesco Core Bond A: Class A Investment Adviser: Invesco Advisers, Inc.	0.71	*	2.12	-0.15	1.48
06-466	Diversified Emerging Markets	Invesco Developing Markets A: Class A Investment Adviser: Invesco Advisers, Inc	1.28		-1.39	-2.31	1.84
06-4H9	Mid Cap Growth	Invesco Discovery Mid Cap Growth A: Class A Investment Adviser: Invesco Advisers, Inc	1.05		24.12	9.98	11.21
06-816	Large Cap Value	Invesco Diversified Dividend A: Class A Investment Adviser: Invesco Advisers, Inc	0.82		13.13	7.59	7.66
06-835	Specialty	Invesco Energy A: Class A Investment Adviser: Invesco Advisers, Inc	1.27		6.10	11.47	0.64
06-193	Foreign Growth	Invesco EQV International Equity R: Class Retirement Investment Adviser: Invesco Advisers, Inc	1.52		0.05	2.56	3.70
06-071	Specialty	Invesco Floating Rate ESG A: Class A Investment Adviser: Invesco Advisers, Inc SubAdviser: Invesco Senior Secured Management Inc	1.09		7.58	4.79	4.26
06-763	World Stock	Invesco Global A: Class A Investment Adviser: Invesco Advisers, Inc.	1.06		16.28	9.26	9.64
06-556	World Stock	Invesco Global Opportunities A: Class A Investment Adviser: Invesco Advisers, Inc	1.14		-7.47	-2.40	5.96
06-288	Multisector Bond	Invesco Global Strategic Income A: Class A Investment Adviser: Invesco Advisers, Inc	1.05		3.28	-0.18	1.43
06-463	Specialty	Invesco Gold & Special Minerals A: Class A Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds)	1.10		13.06	5.74	8.45
06-845	Specialty	Invesco Health Care A: Class A Investment Adviser: Invesco Advisers, Inc	1.06		3.97	3.53	5.17
06-465	Specialty	Invesco Income Advantage Intl A: Class A*** Investment Adviser: Invesco Advisers, Inc	1.29	*	6.80	2.93	3.06

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-297	World Bond	Invesco International Bond A: Class A Investment Adviser: Invesco Advisers, Inc	1.04	*	1.93	-1.38	0.85
06-139	Foreign Small/Mid Eqty	Invesco International Small-Mid Com R: Class Retirement Investment Adviser: Invesco Advisers, Inc	1.63		-6.73	0.27	5.95
06-764	Foreign Small/Mid Eqty	Invesco International Small-Mid Com A: Class A Investment Adviser: Invesco Advisers, Inc	1.37		-6.45	0.53	6.23
06-766	Large Cap Blend	Invesco Main Street All Cap A: Class A Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds)	1.06		27.39	14.32	11.32
06-262	Mid Cap Blend	Invesco Main Street Mid Cap A: Class A Investment Adviser: Invesco Advisers, Inc	1.06		17.07	9.04	7.99
06-319	Foreign Growth	Invesco Oppenheimer International Gr A: Class A Investment Adviser: Invesco Advisers, Inc	1.10		-1.74	3.06	4.38
06-924	Balanced	Invesco Active Allocation A: Class A Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds)	0.98		9.77	5.30	5.91
06-078	Specialty	Invesco Senior Floating Rate A: Class A Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds) SubAdviser: Invesco Senior Secured Management Inc	1.09		8.48	4.56	3.80
06-595	Small Cap Growth	Invesco Small Cap Growth R: Class Retirement Investment Adviser: Invesco Advisers, Inc	1.42		15.88	7.00	7.89
06-855	Specialty	Invesco Technology A: Class A Investment Adviser: Invesco Advisers, Inc	1.07		34.10	14.55	14.17
06-813	Mid Cap Value	Invesco Value Opportunities R: Class Retirement Investment Adviser: Invesco Advisers, Inc	1.32		29.73	16.48	10.58
06-612	Balanced	Janus Henderson Balanced R: Class Retirement Investment Adviser: Janus Henderson Investors	1.31		14.64	7.60	7.95
06-CMF	Mid Cap Growth	Janus Henderson Enterprise S: Class S Investment Adviser: Janus Henderson Investors	1.16		14.81	9.60	11.79
06-154	Large Cap Growth	Janus Henderson Forty R: Class Retirement Investment Adviser: Janus Henderson Investors	1.27		27.45	14.59	14.72
06-GMK	Foreign Value	Janus Henderson Global Equity Income S: Class S Investment Adviser: Janus Henderson Investors Ltd	1.21		6.72	4.58
06-CGW	Specialty	Janus Henderson Global Life Sciences S: Class S Investment Adviser: Janus Henderson Investors	1.18		3.21	7.36	8.21

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-156	Large Cap Blend	Janus Henderson Growth And Income R: Class Retirement Investment Adviser: Janus Henderson Investors	1.37	*	14.58	9.95	10.74
06-261	Mid Cap Value	Janus Henderson Mid Cap Value R: Class Retirement Investment Adviser: Janus Henderson Investors	1.39		12.51	6.48	6.95
06-919	Large Cap Growth	Janus Henderson Research S: Class S Investment Adviser: Janus Henderson Investors	1.06		34.56	16.25	14.01
06-615	Small Cap Value	Janus Henderson Small Cap Value S: Class S Investment Adviser: Janus Henderson Investors	1.48		5.91	4.07	6.20
06-921	Small Cap Growth	Janus Henderson Triton S: Class S Investment Adviser: Janus Henderson Investors	1.16		10.02	5.46	8.30
06-072	Multisector Bond	Lord Abbett Bond-Debenture R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.14		6.45	1.74	3.53
06-424	Large Cap Blend	Lord Abbett Dividend Growth R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.15		22.02	12.03	10.90
06-369	Small Cap Growth	Lord Abbett Developing Growth R3: Class Retirement*** Investment Adviser: Lord, Abbett & Co LLC	1.19		21.61	6.99	8.26
06-731	Large Cap Value	Lord Abbett Fundamental Equity R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.20		20.18	10.06	8.54
06-951	Large Cap Growth	Lord Abbett Growth Leaders R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.15		44.25	17.43	15.27
06-371	Mid Cap Growth	Lord Abbett Growth Opportunities R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.21	*	30.44	7.57	9.13
06-073	High Yield Bond	Lord Abbett High Yield R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.22		8.06	2.47	4.09
06-36C	Foreign Small/Mid Eqty	Lord Abbett International Opp R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.50		0.03	2.53	4.24
06-961	Mid Cap Value	Lord Abbett Mid Cap Stock R3: Class Retirement*** Investment Adviser: Lord, Abbett & Co LLC	1.28		14.72	9.09	6.81
06-962	Small Cap Value	Lord Abbett Small Cap Value R3: Class Retirement*** Investment Adviser: Lord, Abbett & Co LLC	1.44		12.60	6.52	6.17
06-952	Intermediate Term Bond	Lord Abbett Total Return R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.95		2.37	-0.20	1.17

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-968	Mid Cap Blend	Lord Abbett Value Opportunities R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.44		13.29	8.42	7.16
06-074	Balanced	MFS Aggressive Growth Allocation R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.26		11.57	7.84	8.62
06-075	Balanced	MFS Conservative Allocation R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.08		6.35	3.90	4.63
06-013	Emerging Market Bond	MFS Emerging Markets Debt R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.31	*	6.62	0.71	2.71
06-076	Balanced	MFS Growth Allocation R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.20	*	10.18	6.80	7.53
06-822	Foreign Growth	MFS International Intrinsic Value R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.30	*	6.86	4.83	7.18
06-379	Foreign Small/Mid Eqty	MFS International New Discovery R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.55	*	0.39	0.88	4.33
06-387	Large Cap Growth	MFS Massachusetts Inv Gr Stk R2: Class Retirement*** Investment Adviser: MFS Investment Management	0.96		16.04	12.20	12.95
06-922	Mid Cap Value	MFS Mid Cap Value R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.24	*	13.39	9.31	8.53
06-077	Balanced	MFS Moderate Allocation R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.15		8.15	5.32	6.07
06-298	Small Cap Growth	MFS New Discovery R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.53	*	5.81	4.18	8.44
06-CMG	Specialty	MFS Technology R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.38	*	36.17	16.99	17.30
06-389	Specialty	MFS Utilities R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.27	*	11.12	5.45	5.85
06-105	Mid Cap Blend	Monteagle Opportunity Equity Inv: Class Inv Investment Adviser: Henssler Asset Management, LLC SubAdviser: Gw Henssler & Associates Ltd	1.78		7.73	9.30	7.69
06-GJM	Mid Cap Value	Neuberger Berman M/C Intrinsic Val R3: Class Retirement Investment Adviser: Neuberger Berman	1.46	*	8.53	6.29	5.37
06-016	Diversified Emerging Markets	Neuberger Berman Emerg Mkts Eq R3: Class Retirement Investment Adviser: Neuberger Berman	1.95	*	12.16	-0.95	2.19

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-880	World Stock	Neuberger Berman Focus Adv: Class Adv Investment Adviser: Neuberger Berman	1.35		21.11	8.55	8.29
06-900	Large Cap Value	Neuberger Berman Large Cap Value Adv: Class Adv Investment Adviser: Neuberger Berman	1.10		10.56	9.19	9.11
06-867	Small Cap Growth	Neuberger Berman Small Cap Growth R3: Class Retirement Investment Adviser: Neuberger Berman	1.52	*	25.27	8.81	10.60
06-CPC	Large Cap Blend	Neuberger Berman Sustainable Equity R3: Class Retirement Investment Adviser: Neuberger Berman	1.32		27.62	13.77	11.13
06-839	Balanced	North Square Multi Strategy A: Class A Investment Adviser: Oak Ridge Investments, LLC SubAdviser: NSI Retail Advisors, LLC	1.56		12.12	9.47	9.06
06-629	Small Cap Blend	North Square Spectrum Alpha Fund A: Class A Investment Adviser: Oak Ridge Investments, LLC SubAdviser: NSI Retail Advisors, LLC	2.24		15.06	8.42	7.09
06-4CX	Balanced	Nuveen Lifestyle Aggressive Gr A: Class A Investment Adviser: Teachers Advisors LLC	0.94	*	15.20	9.55	9.10
06-468	Multisector Bond	Payden Managed Income Retire: Class Retirement Investment Adviser: Payden & Rygel	1.16	*	7.62	2.65	2.43
06-3FN	Specialty	PGIM Global Real Estate R2: Class Retirement Investment Adviser: PGIM, Inc SubAdviser: PGIM Real Estate;PGIM Real Estate (UK) Limited	1.31	*	3.25	0.30
06-531	Specialty	PGIM Global Real Estate A: Class A*** Investment Adviser: PGIM, Inc SubAdviser: PGIM Real Estate;PGIM Real Estate (UK) Limited	1.38		3.19	0.25	2.87
06-3FH	High Yield Bond	PGIM High Yield R2: Class Retirement Investment Adviser: PGIM Fixed Income SubAdviser: PGIM Fixed Income	0.91	*	7.88	3.35
06-533	High Yield Bond	PGIM High Yield A: Class A*** Investment Adviser: PGIM Fixed Income SubAdviser: PGIM Fixed Income	0.74		8.07	3.55	5.00
06-456	Specialty	PGIM Jennison Financial Services A: Class A*** Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	1.32		32.55	13.01	9.06

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-079	Large Cap Growth	PGIM Jennison Focused Growth A: Class A*** Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	1.05	*	31.53	15.91	15.34
06-458	Specialty	PGIM Jennison Health Sciences A: Class A*** Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	1.13		8.52	10.35	8.15
06-461	Mid Cap Growth	PGIM Jennison Mid-Cap Growth A: Class A*** Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	1.04		11.64	10.04	9.61
06-3FF	Mid Cap Growth	PGIM Jennison Mid-Cap Growth R2: Class Retirement Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	1.08	*	11.64	10.01
06-453	Specialty	PGIM Jennison Natural Resources A: Class A*** Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	1.26		0.80	11.67	3.80
06-589	Small Cap Growth	PGIM Jennison Small Company A: Class A*** Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	1.13		13.67	11.00	9.31
06-3FR	Small Cap Growth	PGIM Jennison Small Company R2: Class Retirement Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	1.18	*	13.59	10.96
06-080	Mid Cap Value	PGIM Quant Solutions Mid-Cap Val A: Class A*** Investment Adviser: PGIM Quantitative Solutions LLC SubAdviser: PGIM Quantitative Solutions LLC	1.13	*	11.36	7.10	5.55
06-3FT	Mid Cap Value	PGIM Quant Solutions Mid-Cap Val R2: Class Retirement Investment Adviser: PGIM Quantitative Solutions LLC SubAdviser: PGIM Quantitative Solutions LLC	1.23	*	11.23	6.99
06-538	Intermediate Term Bond	PGIM Total Return Bond A: Class A*** Investment Adviser: PGIM Fixed Income SubAdviser: PGIM Fixed Income	0.76	*	2.57	-0.17	1.88
06-3FK	Intermediate Term Bond	PGIM Total Return Bond R2: Class Retirement Investment Adviser: PGIM Fixed Income SubAdviser: PGIM Fixed Income	0.89	*	2.43	-0.30

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-017	Balanced	PIMCO All Asset R: Class Retirement Investment Adviser: Pacific Investment Management Company, LLC SubAdviser: Research Affiliates LLC	2.57	*	3.37	3.89	3.91
06-019	Specialty	PIMCO Commodity Real Ret Strat R: Class Retirement Investment Adviser: Pacific Investment Management Company, LLC	1.70	*	3.98	6.54	1.14
06-705	High Yield Bond	PIMCO High Yield R: Class Retirement Investment Adviser: Pacific Investment Management Company, LLC	1.20		6.13	2.70	3.93
06-769	Multisector Bond	PIMCO Income R: Class Retirement Investment Adviser: Pacific Investment Management Company, LLC	1.48		4.74	2.23	3.59
06-708	Inflation-Protec Bond	PIMCO Real Return R: Class Retirement Investment Adviser: Pacific Investment Management Company, LLC	1.15		1.92	1.47	1.63
06-680	Intermediate Term Bond	PIMCO Total Return R: Class Retirement Investment Adviser: Pacific Investment Management Company, LLC	1.10		2.00	-0.36	1.11
06-833	Large Cap Blend	Pioneer A: Class A Investment Adviser: Amundi US	0.93		22.58	15.01	13.13
06-834	Intermediate Term Bond	Pioneer Bond A: Class A Investment Adviser: Amundi US	0.81		2.59	0.35	1.77
06-022	High Yield Bond	Pioneer Active Credit Fund A: Class A Investment Adviser: Amundi US	0.91	*	8.75	3.14
06-327	Large Cap Value	Pioneer Equity Income A: Class A Investment Adviser: Amundi US	1.00		11.25	6.56	7.99
06-628	Large Cap Growth	Pioneer Fundamental Growth A: Class A Investment Adviser: Amundi US	1.01		17.41	14.14	13.29
06-GGH	World Stock	Pioneer Global Sustainable Equity A: Class A Investment Adviser: Amundi US	1.15		11.46	11.32	8.74
06-837	High Yield Bond	Pioneer High Yield A: Class A Investment Adviser: Amundi	1.10	*	8.35	3.06	4.13
06-838	Mid Cap Value	Pioneer Mid Cap Value A: Class A Investment Adviser: Amundi US	1.17		10.47	9.00	6.87
06-836	Mid Cap Growth	Pioneer Select Mid Cap Growth A: Class A Investment Adviser: Amundi	1.03		23.84	8.66	9.88
06-594	Multisector Bond	Pioneer Strategic Income A: Class A Investment Adviser: Amundi US	1.11		4.31	1.45	2.63

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FHX	Intermediate Term Bond	Principal Bond Market Index R3: Class Retirement Investment Adviser: Principal Global Investors LLC	0.70		0.62	-1.01	0.57
06-CVG	Foreign Blend	Principal International Equity Index R3: Class Retirement Investment Adviser: Principal Global Investors LLC	0.87		2.94	3.98	4.45
06-FPW	Mid Cap Blend	Principal MidCap S&P 400 Index R3: Class Retirement Investment Adviser: Principal Global Equities	0.73		13.01	9.54	8.88
06-FPX	Small Cap Blend	Principal SmallCap S&P 600 Index R3: Class Retirement Investment Adviser: Principal Global Equities	0.73		7.89	7.53	8.14
06-936	Intermediate Term Bond	Putnam Diversified Income A: Class A Investment Adviser: Putnam, a Franklin Templeton company SubAdviser: Franklin Templeton Investment;Putnam Investment Management, LLC	1.03		5.99	-0.10	1.82
06-GNM	Balanced	Putnam Dynamic Asset Allocation Bal A: Class A Investment Adviser: Putnam Investment Management, LLC SubAdviser: Putnam Advisory Company, LLC;Putnam Investment Management, LLC;Franklin Templeton Investment Management	0.93		16.03	7.94	6.99
06-GNR	Balanced	Putnam Dynamic Asset Allocation Cnsrv A: Class A Investment Adviser: Putnam Investment Management, LLC SubAdviser: Putnam Advisory Company, LLC;Putnam Investment Management, LLC;Franklin Templeton Investment Management	1.00		9.57	3.86	4.01
06-GNW	Balanced	Putnam Dynamic Asset Allocation Gr A: Class A Investment Adviser: Putnam Investment Management, LLC SubAdviser: Putnam Investment Management, LLC;Putnam Advisory Company LLC;Franklin Templeton Investment Management	1.01		19.05	9.78	8.40
06-938	Large Cap Growth	Putnam Large Cap Growth A: Class A Investment Adviser: Putnam Investment Management, LLC SubAdviser: Franklin Templeton Investment Management	0.92		33.23	17.81	16.12
06-FCG	Large Cap Value	Putnam Large Cap Value A: Class A Investment Adviser: Putnam, a Franklin Templeton company SubAdviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management	0.88		19.01	12.31	10.75
06-665	Balanced	Russell Inv LifePoints Balanced Strat R5: Class Retirement Investment Adviser: Russell Investments Group, LLC	1.43	*	9.54	4.24	4.27
06-655	Balanced	Russell Inv Lifepoints Cnsrv Strat R5: Class Retirement Investment Adviser: Russell Investments Group, LLC	1.19	*	3.76	0.75	1.85

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-675	Balanced	Russell LfPts EqAggrStrat R5: Class Retirement Investment Adviser: Russell Investments Group, LLC	1.43	*	13.18	6.85	6.20
06-670	Balanced	Russell LfPts Aggr Strat R5: Class Retirement Investment Adviser: Russell Investments Group, LLC	1.44	*	11.88	6.37	5.63
06-660	Balanced	Russell Inv Lifepoints Moderate Strat R5: Class Retirement Investment Adviser: Russell Investments Group, LLC	1.27	*	6.70	2.17	2.91
06-167	Large Cap Blend	State Street Equity 500 Index R: Class Retirement Investment Adviser: State Street Global Advisors	0.62	*	24.24	13.77	12.34
06-720	Large Cap Growth	T. Rowe Price Blue Chip Growth R: Class Retirement Investment Adviser: T. Rowe Price	1.21		34.92	13.96	14.29
06-775	Large Cap Value	T. Rowe Price Equity Income R: Class Retirement Investment Adviser: T. Rowe Price	1.25		11.27	7.99	7.81
06-780	Large Cap Growth	T. Rowe Price Growth Stock R: Class Retirement Investment Adviser: T. Rowe Price	1.16		28.93	12.53	13.09
06-715	Foreign Growth	T. Rowe Price International Stock R: Class Retirement Investment Adviser: T. Rowe Price SubAdviser: T. Rowe Price International Ltd	1.40	*	2.83	2.76	4.77
06-795	Foreign Value	T. Rowe Price International Value Eq R: Class Retirement Investment Adviser: T. Rowe Price SubAdviser: T. Rowe Price International Ltd	1.33		7.33	5.66	4.08
06-790	Mid Cap Growth	T. Rowe Price Mid-Cap Growth R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc. SubAdviser: T. Rowe Price Investment Management,Inc.	1.29		8.82	7.20	9.66
06-785	Mid Cap Value	T. Rowe Price Mid-Cap Value R: Class Retirement Investment Adviser: T. Rowe Price	1.35		15.69	12.03	9.44
06-576	Mgd Asset Allocation	T. Rowe Price Retirement 2005 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	0.99		7.62	4.13	4.54
06-579	Mgd Asset Allocation	T. Rowe Price Retirement 2010 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	0.99		7.99	4.49	4.90
06-776	Mgd Asset Allocation	T. Rowe Price Retirement 2015 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.00		8.32	4.88	5.35
06-778	Mgd Asset Allocation	T. Rowe Price Retirement 2020 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.02		8.61	5.22	5.86

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-781	Mgd Asset Allocation	T. Rowe Price Retirement 2025 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.04		9.19	5.81	6.44
06-783	Mgd Asset Allocation	T. Rowe Price Retirement 2030 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.06		10.19	6.53	7.05
06-786	Mgd Asset Allocation	T. Rowe Price Retirement 2035 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.09		11.34	7.31	7.62
06-789	Mgd Asset Allocation	T. Rowe Price Retirement 2040 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.10		12.58	8.02	8.11
06-792	Mgd Asset Allocation	T. Rowe Price Retirement 2045 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.11		13.35	8.53	8.43
06-794	Mgd Asset Allocation	T. Rowe Price Retirement 2050 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.13		13.63	8.65	8.50
06-797	Mgd Asset Allocation	T. Rowe Price Retirement 2055 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.14		13.73	8.62	8.47
06-CMR	Mgd Asset Allocation	T. Rowe Price Retirement 2060 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.14		13.63	8.60	8.47
06-63W	Mgd Asset Allocation	T. Rowe Price Retirement 2065 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.14		13.70
06-799	Balanced	T. Rowe Price Retirement Balanced R: Class Retirement Investment Adviser: T. Rowe Price	0.99		7.31	4.25	4.56
06-920	Foreign Value	Templeton Foreign R: Class Retirement Investment Adviser: Franklin Templeton Invts	1.35	*	-2.79	3.09	2.92
06-887	World Bond	Templeton Global Bond R: Class Retirement Investment Adviser: Franklin Templeton Investments	1.22	*	-12.17	-5.38	-2.27
06-925	World Stock	Templeton Growth R: Class Retirement Investment Adviser: Franklin Templeton Investments SubAdviser: Templeton Asset Management Ltd.	1.28		5.17	4.33	3.71
06-990	Foreign Blend	Thornburg International Equity R3: Class Retirement Investment Adviser: Thornburg Investment Management Inc	1.36	*	11.05	6.80	6.23
06-987	World Allocation	Thornburg Investment Income Builder R3: Class Retirement Investment Adviser: Thornburg Investment Management Inc	1.54	*	12.68	7.45	6.52
06-995	Short Term Bond	Thornburg Limited Term Income R3: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.99	*	4.12	1.54	1.91

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-104	Short Term Gov Bond	Thornburg Limited Term US Government R3: Class Retirement** Investment Adviser: Thornburg Investment Management Inc	0.99	*	2.32	-0.12	0.53
06-109	Mid Cap Blend	Thornburg Small/Mid Cap Core R3: Class Retirement Investment Adviser: Thornburg Investment Management Inc	1.31	*	19.48	6.71	8.16
06-985	Mid Cap Growth	Thornburg Small/Mid Cap Growth R3: Class Retirement Investment Adviser: Thornburg Investment Management Inc	1.46	*	19.61	4.90	7.03
06-339	Balanced	Timothy Plan Conservative Growth A: Class A Investment Adviser: Timothy Partners Ltd	1.78		4.31	2.34	2.53
06-341	Balanced	Timothy Plan Strategic Growth A: Class A Investment Adviser: Timothy Partners Ltd	1.69		6.03	3.52	3.29
06-703	Multisector Bond	Touchstone Flexible Income A: Class A Investment Adviser: Bramshill Investments LLC SubAdviser: Bramshill Investments LLC	1.21	*	4.57	2.76	3.26
06-619	Large Cap Blend	Touchstone Focused A: Class A Investment Adviser: Fort Washington Investment Advisors Inc SubAdviser: Fort Washington Investment Advisors Inc	1.19		18.56	13.65	11.27
06-699	Large Cap Growth	Touchstone Growth Opportunities A: Class A Investment Adviser: Westfield Capital Management Company, L.P. SubAdviser: Westfield Capital Management Company, L.P.	1.27	*	32.37	17.11	14.17
06-701	Foreign Blend	Touchstone Non-US Equity A: Class A Investment Adviser: Rockefeller & Co SubAdviser: Rockefeller & Co. LLC	1.16		8.93	7.40	7.45
06-702	Large Cap Value	Touchstone Value A: Class A Investment Adviser: Barrow Hanley Mewhinney & Strauss LLC SubAdviser: Barrow Hanley Mewhinney & Strauss LLC	1.08	*	17.57	10.18	9.23
06-583	Mid Cap Value	Victory Sycamore Established Value R: Class Retirement*** Investment Adviser: Victory Capital Management Inc.	1.11		9.60	10.48	10.19
06-584	Small Cap Value	Victory Sycamore Small Company Opp R: Class Retirement*** Investment Adviser: Victory Capital Management Inc.	1.46		4.95	7.08	8.74
06-804	Large Cap Value	Virtus Ceredex Large-Cap Value Equity A: Class A Investment Adviser: Ceredex Value Advisors SubAdviser: Ceredex Value Advisors LLC	1.24	*	10.26	7.00	7.58

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-807	Mid Cap Value	Virtus Ceredex Mid-Cap Value Equity A: Class A Investment Adviser: Ceredex Value Advisors SubAdviser: Ceredex Value Advisors LLC	1.30		9.76	5.72	7.24
06-809	Small Cap Blend	Virtus Ceredex Small-Cap Value Eq A: Class A Investment Adviser: Ceredex Value Advisors SubAdviser: Ceredex Value Advisors LLC	1.36		8.67	7.30	6.82
06-4WJ	Large Cap Value	Virtus NFJ Dividend Value A: Class A Investment Adviser: NFJ Investment Group, LLC SubAdviser: NFJ Investment Group LLC – Dallas	1.02		4.94	6.22	6.38
06-4WK	Mid Cap Value	Virtus NFJ Mid-Cap Value A: Class A Investment Adviser: NFJ Investment Group, LLC SubAdviser: NFJ Investment Group LLC – Dallas	1.00	*	3.58	5.89	7.46
06-4WM	Small Cap Value	Virtus NFJ Small-Cap Value A: Class A Investment Adviser: NFJ Investment Group, LLC SubAdviser: NFJ Investment Group LLC – Dallas	1.17	*	5.65	5.23	4.81
06-6KM	Small Cap Growth	Voya Small Cap Growth I: Class Inst Investment Adviser: Voya Investment Management Co. LLC (US) SubAdviser: Voya Investment Management Co. LLC	0.93		18.64	10.53	11.49
06-718	Intermediate Term Bond	Western Asset Core Plus Bond R: Class Retirement Investment Adviser: Western Asset Management Company, LLC SubAdviser: Western Asset Management Company Pte Ltd. – Singapore; Western Asset Management Company, LLC;Western Asset Management Company Ltd. – Japan;Western Asset Management Company Limited	1.11		-1.34	-2.23	0.82
06-74Y	Mid Cap Growth	MFS Mid Cap Growth R2: Class Retirement Investment Adviser: MFS Investment Management	1.28	*	14.12	8.51	10.93

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

This Summary Prospectus incorporates by reference the Prospectus for the Policy, dated May 1, 2025, and the Statement of Additional Information ("SAI"), dated May 1, 2025, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the prospectus.

SEC EDGAR Contract Identifier: C000033246